UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-09997

BAIRD FUNDS, INC.
(Exact name of Registrant as specified in charter)

777 EAST WISCONSIN AVENUE, FLOOR 18
MILWAUKEE, WI 53202
(Address of principal executive offices) (Zip code)

ANDREW D. KETTER
ROBERT W. BAIRD & CO. INCORPORATED
777 EAST WISCONSIN AVENUE
MILWAUKEE, WI 53202
(Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2015

Item 1. Schedule of Investments.

Baird Ultra Short Bond Fund
Schedule of Investments
March 31, 2015 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
2.000%, 01/31/2016	$500,000	$507,305
2.375%, 03/31/2016	30,200,000	30,820,519
		31,327,824	23.1%
Corporate Bonds
Finance
ABN AMRO Bank N.V.,
1.056%, 10/28/2016 (Acquired 01/03/2014 through 10/03/2014, Cost $325,957) * f	325,000	327,168
Ally Financial, Inc.,
3.125%, 01/15/2016	500,000	501,875
American Express Company,
0.852%, 05/22/2018	1,500,000	1,500,902
Ameriprise Financial, Inc.,
5.650%, 11/15/2015	325,000	334,494
AmSouth Bank,
Class AI, 5.200%, 04/01/2015	400,000	400,000
Aon Corporation,
3.125%, 05/27/2016 f	850,000	871,690
Australia and New Zealand Banking Group Limited,
0.716%, 01/16/2018 (Acquired 01/12/2015, Cost $1,000,000) * f	1,000,000	999,718
Banco Santander-Chile,
1.152%, 04/11/2017 (Acquired 04/08/2014, Cost $200,000) * f	200,000	199,403
BB&T Corporation:
5.200%, 12/23/2015	41,000	42,294
0.892%, 02/01/2019	880,000	882,619
BNP Paribas,
0.716%, 05/07/2017 f	1,000,000	1,001,179
BPCE,
1.106%, 02/10/2017 f	500,000	503,547
Caisse Centrale Desjardins,
0.918%, 01/29/2018 (Acquired 01/26/2015, Cost $1,000,000) * f	1,000,000	999,849
Capital One Financial Corporation,
3.150%, 07/15/2016	1,015,000	1,040,947
Capital One N.A.,
0.935%, 02/05/2018	500,000	500,968
Citigroup, Inc.,
0.506%, 06/09/2016	950,000	944,251
Commonwealth Bank of Australia,
0.851%, 10/08/2015 (Acquired 01/03/2014, Cost $199,800) * f	200,000	199,971
Countrywide Financial Corporation,
6.250%, 05/15/2016	400,000	420,803
Credit Agricole SA,
1.125%, 10/03/2016 (Acquired 01/03/2014, Cost $250,335) * f	250,000	251,482
Credit Suisse,
0.751%, 05/26/2017 f	500,000	499,862
Deutsche Bank AG,
0.938%, 02/13/2018 f	1,000,000	1,002,790
Deutsche Bank Aktiengesellschaft,
0.868%, 02/13/2017 f	150,000	150,434
Dresdner Bank AG,
7.250%, 09/15/2015 f	357,000	365,680
Fifth Third Bancorp:
1.150%, 11/18/2016	540,000	540,784
0.690%, 12/20/2016	1,000,000	993,998
First Horizon National Corporation,
5.375%, 12/15/2015	550,000	564,193
General Electric Capital Corporation,
0.763%, 01/14/2019	2,000,000	2,002,214
HSBC Finance Corporation,
5.500%, 01/19/2016	300,000	310,636
HSBC USA, Inc.,
0.868%, 11/13/2019	250,000	249,651
ING Bank N.V.,
4.000%, 03/15/2016 (Acquired 11/04/2014, Cost $514,279) * f	500,000	513,695
J.P. Morgan Chase & Co.:
Series 1, 0.886%, 01/28/2019	250,000	250,463
1.232%, 01/23/2020	1,000,000	1,015,227
KeyBank National Association,

4.950%, 09/15/2015	1,000,000	1,019,752
Kookmin Bank,
1.131%, 01/27/2017 (Acquired 01/21/2014, Cost $250,000) * f	250,000	251,453
Macquarie Bank Limited,
1.045%, 03/24/2017 (Acquired 03/18/2014, Cost $200,000) * f	200,000	200,760
Mizuho Bank, Ltd.:
0.684%, 04/16/2017 (Acquired 04/09/2014, Cost $200,000) * f	200,000	199,435
0.684%, 09/25/2017 (Acquired 09/18/2014 through 01/14/2015, Cost $799,361) * f	800,000	798,359
0.909%, 03/26/2018 (Acquired 03/19/2015, Cost $250,000) * f	250,000	249,851
Morgan Stanley:
1.015%, 01/05/2018	500,000	501,184
1.106%, 01/24/2019	250,000	250,833
1.396%, 01/27/2020	500,000	507,477
National Australia Bank Limited,
0.751%, 10/08/2015 (Acquired 01/03/2014, Cost $199,860) * f	200,000	199,981
Nomura Holdings, Inc.,
1.720%, 09/13/2016 f	700,000	709,697
PNC Funding Corp.,
5.250%, 11/15/2015	730,000	749,150
Prudential Covered Trust,
2.997%, 09/30/2015 (Acquired 01/20/2015, Cost $635,846) *	630,000	636,243
Raymond James Financial, Inc.,
4.250%, 04/15/2016	400,000	415,337
Royal Bank of Canada,
0.514%, 10/13/2017 f	1,000,000	999,739
Santander Bank, N.A.,
1.206%, 01/12/2018	1,000,000	1,000,267
Societe Generale,
1.354%, 10/01/2018 f	1,000,000	1,016,463
Sumitomo Mitsui Banking Corporation,
0.900%, 01/18/2016 f	400,000	400,509
SunTrust Bank,
0.555%, 04/01/2015	550,000	550,000
Symetra Financial Corporation,
6.125%, 04/01/2016 (Acquired 04/23/2014 through 11/24/2014, Cost $584,696) *	560,000	582,152
Synchrony Financial,
1.510%, 02/03/2020	1,000,000	1,004,639
The Bank of New York Mellon Corporation,
0.815%, 08/01/2018	1,000,000	1,003,908
The Bank of Tokyo-Mitsubishi UFJ, Ltd.,
0.574%, 09/08/2017 (Acquired 09/30/2014, Cost $998,890) * f	1,000,000	996,566
The Bear Stearns Companies LLC,
5.300%, 10/30/2015	294,000	301,561
The Goldman Sachs Group, Inc.:
5.350%, 01/15/2016	555,000	574,016
1.357%, 11/15/2018	500,000	505,461
The Royal Bank of Scotland Group Public Limited Company,
2.550%, 09/18/2015 f	800,000	805,836
The Toronto-Dominion Bank,
0.815%, 11/05/2019 f	1,200,000	1,207,525
UBS AG,
0.969%, 03/26/2018 f	1,000,000	1,000,869
Wells Fargo & Co.,
Class N, 0.958%, 01/30/2020	1,000,000	1,005,169
Wells Fargo Bank, National Association,
0.467%, 05/16/2016	250,000	249,442
Willis North America, Inc.,
5.625%, 07/15/2015	237,000	239,963
		40,516,384	29.9%
Utility
Exelon Corporation,
4.900%, 06/15/2015	1,278,000	1,288,076
Orange and Rockland Utilities, Inc.,
2.500%, 08/15/2015 (Acquired 03/19/2014, Cost $100,431) *	100,000	100,504
PPL Energy Supply, LLC,
Series A, 5.700%, 10/15/2015	1,000,000	1,012,125
TECO Finance, Inc.,
4.000%, 03/15/2016	100,000	102,943
W3A Funding Corporation,
8.090%, 01/02/2017	31,545	31,547
		2,535,195	1.9%
Industrials
Actavis Funding SCS,
1.523%, 03/12/2020 f	1,000,000	1,013,581
Alibaba Group Holding Limited,
0.782%, 11/28/2017 (Acquired 11/20/2014, Cost $500,000) * f	500,000	498,402

Amgen, Inc.,
0.642%, 05/22/2017	250,000	249,986
Anglo American Capital PLC,
1.203%, 04/15/2016 (Acquired 04/08/2014 through 11/13/2014, Cost $801,925) * f	800,000	799,584
Becton, Dickinson and Company,
0.721%, 06/15/2016	1,000,000	1,001,221
Bunge Limited Finance Corp.:
5.100%, 07/15/2015	405,000	409,728
4.100%, 03/15/2016	250,000	256,376
Canadian Natural Resources Limited,
0.648%, 03/30/2016 f	1,115,000	1,113,418
Chesapeake Energy Corporation,
3.503%, 04/15/2019	500,000	481,250
Computer Sciences Corporation,
2.500%, 09/15/2015	390,000	392,781
ConAgra Foods, Inc.,
0.626%, 07/21/2016	875,000	871,615
D.R. Horton, Inc.,
6.500%, 04/15/2016	390,000	408,525
Daimler Finance North America LLC,
0.595%, 08/01/2017 (Acquired 01/13/2015, Cost $498,615) *	500,000	499,065
Deutsche Telekom International Finance B.V.,
3.125%, 04/11/2016 (Acquired 09/17/2014, Cost $511,441) * f	500,000	510,805
Enbridge, Inc.:
0.924%, 10/01/2016 f	750,000	746,911
0.712%, 06/02/2017 f	450,000	444,335
Express Scripts Holding Company,
3.125%, 05/15/2016	1,000,000	1,024,330
Fiserv, Inc.:
3.125%, 10/01/2015	364,000	368,347
3.125%, 06/15/2016	1,035,000	1,061,552
Ford Motor Credit Company LLC:
7.000%, 04/15/2015	1,000,000	1,001,843
2.500%, 01/15/2016	200,000	202,342
4.207%, 04/15/2016	750,000	771,438
Glencore Canada Corporation:
5.375%, 06/01/2015 f	200,000	201,294
6.000%, 10/15/2015 f	200,000	205,101
Hanson Limited,
6.125%, 08/15/2016 f	800,000	842,000
Hewlett-Packard Company,
1.193%, 01/14/2019	461,000	456,438
Hyundai Capital Services, Inc.:
6.000%, 05/05/2015 (Acquired 01/09/2014 through 07/15/2014, Cost $316,477) * f	315,000	316,202
1.070%, 03/18/2017 (Acquired 01/13/2015, Cost $200,221) * f	200,000	200,252
Kinder Morgan Finance Company LLC,
5.700%, 01/05/2016	650,000	671,483
Laboratory Corporation of America Holdings,
5.625%, 12/15/2015	1,000,000	1,032,157
Lafarge S.A.,
6.500%, 07/15/2016 f	100,000	105,750
Marathon Petroleum Corporation,
3.500%, 03/01/2016	1,000,000	1,021,836
Masco Corporation,
6.125%, 10/03/2016	400,000	426,240
McKesson Corporation,
0.665%, 09/10/2015	400,000	400,130
Medtronic, Inc.,
1.071%, 03/15/2020 (Acquired 12/01/2014, Cost $750,000) *	750,000	758,286
Mondelez International, Inc.,
0.775%, 02/01/2019	500,000	495,499
Nabisco, Inc.,
7.550%, 06/15/2015	662,000	670,756
ONEOK Partners, L.P.,
3.250%, 02/01/2016	1,000,000	1,013,327
PCCW-HKT Capital No. 3 Limited,
5.250%, 07/20/2015 (Acquired 02/04/2015, Cost $759,608) * f	750,000	758,532
Plum Creek Timberlands, L.P.,
5.875%, 11/15/2015	1,200,000	1,235,010
Quest Diagnostics, Inc.,
5.450%, 11/01/2015	439,000	451,604
Rockies Express Pipeline LLC,
3.900%, 04/15/2015 (Acquired 09/30/2014 through 10/08/2014, Cost $1,072,145) *	1,072,000	1,071,330
Telefonica Emisiones S.A.U.,
0.915%, 06/23/2017 f	1,000,000	997,501
Total Capital International,

0.619%, 06/19/2019 f	250,000	248,428
Toyota Motor Credit Corp.,
0.596%, 01/12/2018	900,000	900,984
TransCanada PipeLines Ltd.,
1.066%, 01/12/2018 f	1,000,000	1,003,542
Verizon Communications, Inc.,
2.021%, 09/14/2018	1,563,000	1,630,253
Volkswagen Group of America Finance, LLC:
0.632%, 05/23/2017 (Acquired 05/15/2014, Cost $250,000) *	250,000	249,982
0.701%, 11/20/2017 (Acquired 11/12/2014, Cost $500,000) *	500,000	500,103
Volvo Treasury AB,
5.950%, 04/01/2015 (Acquired 02/09/2015, Cost $1,000,000) * f	1,000,000	1,000,000
Weatherford International Ltd.,
5.500%, 02/15/2016 f	400,000	411,603
Xerox Corporation:
6.400%, 03/15/2016	843,000	885,816
7.200%, 04/01/2016	261,000	276,762
		34,565,636	25.5%
Total Corporate Bonds		77,617,215	57.3%

Other Government Related Securities
CNOOC Finance 2013 Ltd.,
1.125%, 05/09/2016 f	1,000,000	998,767
CNPC General Capital Ltd.,
1.157%, 05/14/2017 (Acquired 05/07/2014, Cost $250,000) * f	250,000	250,349
Corp Andina de Fomento,
3.750%, 01/15/2016 f	375,000	384,322
Eksportfinans ASA,
2.000%, 09/15/2015 f	540,000	540,897
Electricite de France SA,
0.717%, 01/20/2017 (Acquired 01/13/2014, Cost $250,000) * f	250,000	250,285
Export-Import Bank of Korea,
1.003%, 01/14/2017 f	250,000	251,185
Petrobras Global Finance B.V.,
2.631%, 03/17/2017 f	250,000	229,975
Portigon AG,
4.796%, 07/15/2015 f	411,000	414,556
		3,320,336	2.5%
Taxable Municipal Bonds
City of Erie PA,
6.700%, 11/15/2016	630,000	678,138
City of Trenton NJ,
1.430%, 04/01/2015	440,000	440,000
Consolidated Municipalities Electric Power Systems Joint Powers Board,
1.000%, 06/01/2016	300,000	298,938
Cook County School District No 144 Prairie Hills:
1.000%, 12/01/2015	150,000	149,853
1.500%, 12/01/2016	250,000	248,985
Madison County Community Unit School District No 12 Madison,
1.950%, 01/01/2017	200,000	199,878
Plano Special Service Areas No 1 & 2,
2.000%, 03/01/2016	150,000	152,312
State of Illinois,
4.961%, 03/01/2016	350,000	362,680
Tulsa Airports Improvement Trust,
1.389%, 06/01/2015	100,000	100,004
University of Illinois,
1.308%, 02/15/2016	700,000	699,510
		3,330,298	2.5%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corporation (FGLMC),
5.000%, 12/01/2017	117,505	123,440
Federal National Mortgage Association (FNMA):
5.000%, 10/01/2017	116,098	121,999
5.000%, 11/01/2017	94,821	99,641
5.500%, 11/01/2017	194,480	204,431
5.000%, 12/01/2017	82,977	87,195
		636,706	0.5%
Non-U.S. Government Agency Issues
Banc of America Alternative Loan Trust:
Series 2003-4, Class 2A1, 5.000%, 06/25/2018	74,333	76,031
Series 2004-1, Class 5A2, 5.500%, 02/25/2019	59,870	61,640
MASTR Alternative Loan Trust,
Series 2004-13, Class 8A1, 5.500%, 01/25/2025	94,189	95,535
Morgan Stanley Mortgage Loan Trust,

Series 2004-4, Class 1A10, 5.000%, 08/25/2034	57,623	58,250
		291,456	0.2%
Asset Backed Securities
Accredited Mortgage Loan Trust:
Series 2005-3, Class A1, 0.410%, 09/25/2035	151,451	150,991
Series 2006-2, Class A3, 0.324%, 09/25/2036	1,308,498	1,289,805
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-HE1, Class A1A, 0.374%, 02/25/2036	298,985	296,014
Asset Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE6, Class A1, 0.724%, 09/25/2034	535,062	535,129
Capital Auto Receivables Asset Trust,
Series 2014-1, Class A1B, 0.526%, 05/20/2016	697,319	697,252
Carrington Mortgage Loan Trust,
Series 2007-HE1, Class A1, 0.274%, 06/25/2037	25,613	25,527
Conseco Financial Corp.,
Series 1998-4, Class A6, 6.530%, 04/01/2030	782,858	846,324
Countrywide Asset-Backed Certificates:
Series 2005-1, Class AF4, 5.147%, 02/25/2033	177,088	177,761
Series 2005-13, Class 3AV3, 0.421%, 04/25/2036	211,274	209,359
Series 2007-2, Class 2A2, 0.274%, 08/25/2037	140,271	139,628
First Franklin Mortgage Loan Trust,
Series 2004-FF7, Class A1, 0.814%, 09/25/2034	157,607	157,166
First National Master Note Trust,
Series 2013-2, Class A, 0.705%, 10/15/2019	1,000,000	1,001,214
Ford Credit Floorplan Master Owner Trust,
Series 2013-1, Class A2, 0.555%, 01/15/2018	400,000	400,128
GSAMP Trust:
Series 2005-HE5, Class A2D, 0.514%, 11/25/2035	99,496	99,318
Series 2006-HE1, Class A2C, 0.384%, 01/25/2036	403,752	396,292
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 2A3, 0.344%, 05/25/2037	629,488	610,046
Hyundai Auto Lease Securitization Trust,
Series 2015-A, Class A3, 1.420%, 09/17/2018 (Acquired 03/04/2015, Cost $1,199,756) *	1,200,000	1,203,046
J.P. Morgan Mortgage Acquisition Trust:
Series 2007-CH1, Class AV4, 0.301%, 11/25/2036	180,895	180,282
Series 2007-CH3, Class A3, 0.324%, 03/25/2037	177,960	175,407
Long Beach Mortgage Loan Trust,
Series 2006-WL2, Class 2A3, 0.374%, 01/25/2036	45,171	43,501
Louisiana Local Government Environmental Facilities & Community Development Auth.,
1.520%, 02/01/2018	139,117	139,574
Master Credit Card Trust II,
Series 2012-2A, Class A, 0.780%, 04/21/2017 (Acquired 10/08/2014, Cost $1,000,723) * f	1,000,000	1,000,583
Morgan Stanley Capital I Inc. Trust,
Series 2006-NC2, Class A2C, 0.354%, 02/25/2036	223,401	223,100
Morgan Stanley Home Equity Loan Trust,
Series 2006-2, Class A3, 0.344%, 02/25/2036	74,650	74,230
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV2, 0.304%, 06/25/2037	64,193	61,778
New Century Home Equity Loan Trust,
Series 2005-B, Class A2C, 0.454%, 10/25/2035	1,051,901	1,047,843
Park Place Securities Inc Asset-Backed Pass-Through Certificates,
Series 2005-WCW2, Class A2D, 0.544%, 07/25/2035	414,990	413,302
RAMP Series Trust:
Series 2003-RS7, Class AI6, 5.340%, 08/25/2033	80,275	80,505
Series 2006-NC1, Class A2, 0.364%, 01/25/2036	1,196,947	1,190,441
RASC Series Trust,
Series 2003-KS2, Class AI6, 3.990%, 04/25/2033	51,125	51,072
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC1, Class A2C, 0.374%, 12/25/2036	566,489	562,240
Springleaf Mortgage Loan Trust,
Series 2012-2A, Class A, 2.220%, 10/25/2057 (Acquired 08/20/2014 through 10/22/2014, Cost $471,915) *	467,211	468,655
Tri-State Pass Through Trust,
6.040%, 01/31/2018 (Acquired 09/18/2014, Cost $132,136) *	126,715	132,735
		14,080,248	10.4%
Commercial Mortgage Backed Securities
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	900,515	904,817
COMM Mortgage Trust,
Series 2005-C6, Class A5A, 5.116%, 06/10/2044	450,482	452,615
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	277,634	278,676
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4, 5.271%, 12/15/2044	854,919	865,426
		2,501,534	1.8%
Total Long-Term Investments (Cost $133,160,275)		133,105,617	98.3%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Fund
Dreyfus Cash Advantage Fund, 0.06% «	5,760,103	5,760,103
Total Short-Term Investments (Cost $5,760,103)		5,760,103	4.3%

Total Investments (Cost $138,920,378)		138,865,720	102.6%
Liabilities in Excess of Other Assets		(3,468,641)	(2.6)%
TOTAL NET ASSETS		$135,397,079	100.0%

Notes to Schedule of Investments
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2015, the value of these securities total $18,174,786, which represents 13.42% of total net assets.

f	Foreign Security
«	7-Day Yield

Baird Ultra Short Bond Fund
Summary Schedule of Investments, March 31, 2015 (Unaudited)
Summary of Fair Value Exposure at March 31, 2015 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1	-	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2	-
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3	-	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Securities	$-	$31,327,824	$-	$31,327,824
Corporate Bonds	-	77,617,215	-	77,617,215
Other Government Related Securities	-	3,320,336	-	3,320,336
Taxable Municipal Bonds	-	3,330,298	-	3,330,298
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	636,706	-	636,706
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	291,456	-	291,456
Asset Backed Securities	-	14,080,248	-	14,080,248
Commercial Mortgage-Backed Securities	-	2,501,534	-	2,501,534
Total Fixed Income	-	133,105,617	-	133,105,617

Short-Term Investment
Money Market Mutual Fund	5,760,103	-	-	5,760,103
Total Short-Term Investment	5,760,103	-	-	5,760,103

Investments Purchased with Cash
Proceeds from Securities Lending
Investment Companies	-	-	-	-
Total Investments Purchased with
Cash Proceeds from Securities Lending	-	-	-	-

Total Investments	$5,760,103	$133,105,617	$-	$138,865,720

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period.

Baird Short-Term Bond Fund
Schedule of Investments
March 31, 2015 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
2.250%, 07/31/2018 @	$42,025,000	$43,725,710
1.250%, 04/30/2019 @	209,825,000	210,087,281
		253,812,991	9.2%
Corporate Bonds
Finance
ABN AMRO Bank N.V.:
1.056%, 10/28/2016 (Acquired 10/23/2013 through 05/19/2014, Cost $11,057,412) * f	11,050,000	11,123,704
4.250%, 02/02/2017 (Acquired 08/23/2013 through 11/21/2014, Cost $3,831,383) * f	3,675,000	3,864,953
2.500%, 10/30/2018 (Acquired 03/04/2014, Cost $956,069) * f	950,000	970,222
American Express Bank, FSB,
0.478%, 06/12/2017	750,000	748,375
American Express Company:
5.500%, 09/12/2016	1,213,000	1,290,585
7.000%, 03/19/2018	2,661,000	3,074,306
0.852%, 05/22/2018	1,155,000	1,155,694
American Express Credit Corporation:
0.763%, 07/29/2016	5,000,000	5,016,965
0.747%, 08/15/2019	2,000,000	1,991,358
American International Group, Inc.:
2.375%, 08/24/2015	1,100,000	1,106,691
5.600%, 10/18/2016	5,120,000	5,458,048
AmSouth Bank,
Class AI, 5.200%, 04/01/2015	6,740,000	6,740,000
ANZ New Zealand (Int'l) Limited:
1.125%, 03/24/2016 (Acquired 03/20/2013 through 01/16/2014, Cost $5,322,694) * f	5,324,000	5,348,932
2.600%, 09/23/2019 (Acquired 09/16/2014, Cost $3,347,822) * f	3,350,000	3,420,903
Aon Corporation,
3.125%, 05/27/2016 f	1,582,000	1,622,369
Associates Corporation of North America,
6.950%, 11/01/2018	667,000	776,792
Australia and New Zealand Banking Group Limited:
0.632%, 01/10/2017 (Acquired 01/06/2014, Cost $750,000) * f	750,000	751,048
1.875%, 10/06/2017 (Acquired 07/17/2013 through 11/21/2013, Cost $749,505) * f	750,000	760,405
2.250%, 06/13/2019 f	1,000,000	1,013,774
Banco Santander-Chile:
3.750%, 09/22/2015 (Acquired 11/21/2013 through 03/25/2015, Cost $1,844,388) * f	1,825,000	1,845,531
1.152%, 04/11/2017 (Acquired 04/08/2014, Cost $1,800,000) * f	1,800,000	1,794,624
Bank of America Corporation:
10.200%, 07/15/2015	3,920,000	4,020,501
5.750%, 12/01/2017	5,000,000	5,501,750
Bank of Montreal,
0.852%, 04/09/2018 f	1,325,000	1,333,281
Barclays Bank PLC:
Series 1, 5.000%, 09/22/2016 f	5,480,000	5,791,670
0.812%, 02/17/2017 f	4,000,000	4,007,228
Barclays PLC,
2.000%, 03/16/2018 f	4,000,000	4,021,660
BB&T Corporation,
1.131%, 06/15/2018	3,750,000	3,785,366
BBVA U.S. Senior, S.A. Unipersonal,
4.664%, 10/09/2015 f	2,800,000	2,853,816
BNP Paribas:
0.858%, 12/12/2016 f	4,540,000	4,555,745
2.375%, 09/14/2017 f	3,000,000	3,057,978
BNZ International Funding Limited:
1.900%, 02/26/2018 (Acquired 02/23/2015, Cost $1,705,076) * f	1,700,000	1,709,831
2.350%, 03/04/2019 (Acquired 09/03/2014 through 11/13/2014, Cost $7,239,522) * f	7,250,000	7,327,256
BPCE:
1.106%, 02/10/2017 f	9,650,000	9,718,457
2.500%, 12/10/2018 f	3,275,000	3,353,390
Branch Banking and Trust Company,
0.562%, 05/23/2017	9,370,000	9,306,275

Caisse Centrale Desjardins,
0.918%, 01/29/2018 (Acquired 01/26/2015, Cost $10,000,000) * f	10,000,000	9,998,490
Canadian Imperial Bank of Commerce,
1.350%, 07/18/2016 @ f	5,000,000	5,042,905
Capital One Bank, (USA), National Association,
2.250%, 02/13/2019	1,500,000	1,507,941
Capital One Financial Corporation:
6.150%, 09/01/2016	1,403,000	1,494,831
5.250%, 02/21/2017	1,100,000	1,178,991
Capital One N.A.:
1.500%, 09/05/2017	5,000,000	4,988,355
0.935%, 02/05/2018	2,000,000	2,003,870
2.400%, 09/05/2019	5,300,000	5,319,165
CIGNA Corporation:
2.750%, 11/15/2016	5,331,000	5,493,707
5.375%, 03/15/2017	2,300,000	2,485,914
Citigroup, Inc.:
0.937%, 11/15/2016	2,000,000	2,003,636
1.550%, 08/14/2017 @	2,400,000	2,402,249
1.850%, 11/24/2017	5,000,000	5,035,135
6.125%, 05/15/2018	3,920,000	4,411,968
Citizens Bank, National Association,
1.600%, 12/04/2017	12,500,000	12,551,250
CNA Financial Corporation:
6.500%, 08/15/2016	4,995,000	5,350,999
7.350%, 11/15/2019	10,200,000	12,269,539
Comerica Bank:
5.750%, 11/21/2016	1,425,000	1,527,593
5.200%, 08/22/2017	5,075,000	5,510,790
Commonwealth Bank of Australia,
0.851%, 10/08/2015 (Acquired 12/05/2013, Cost $1,198,800) * f	1,200,000	1,199,824
Compass Bank:
1.850%, 09/29/2017	10,505,000	10,580,709
2.750%, 09/29/2019	3,400,000	3,449,154
Countrywide Financial Corporation,
6.250%, 05/15/2016	4,150,000	4,365,833
Credit Agricole SA,
1.125%, 10/03/2016 (Acquired 09/26/2013, Cost $10,000,000) * f	10,000,000	10,059,290
Credit Suisse:
0.751%, 05/26/2017 f	2,000,000	1,999,448
6.000%, 02/15/2018 @ f	8,440,000	9,410,853
Deutsche Bank Aktiengesellschaft:
0.868%, 02/13/2017 f	3,850,000	3,861,150
Series 3FXD, 1.400%, 02/13/2017 f	3,000,000	3,002,535
0.731%, 05/30/2017 f	2,640,000	2,640,945
6.000%, 09/01/2017 f	3,467,000	3,820,866
Discover Bank,
8.700%, 11/18/2019	4,000,000	4,926,708
Dresdner Bank AG,
7.250%, 09/15/2015 f	12,322,000	12,621,597
Fifth Third Bancorp:
3.625%, 01/25/2016	1,305,000	1,333,067
0.690%, 12/20/2016	6,135,000	6,098,178
5.450%, 01/15/2017	619,000	662,415
First Horizon National Corporation,
5.375%, 12/15/2015	3,079,000	3,158,457
First Tennessee Bank National Association:
5.650%, 04/01/2016	7,219,000	7,478,314
2.950%, 12/01/2019	2,000,000	2,028,506
General Electric Capital Corporation:
5.625%, 09/15/2017	9,080,000	10,040,610
5.625%, 05/01/2018	175,000	196,497
0.763%, 01/14/2019	1,750,000	1,751,937
Genworth Holdings, Inc.,
8.625%, 12/15/2016	1,000,000	1,072,000
Hana Bank,
1.381%, 11/09/2016 (Acquired 11/05/2013, Cost $7,004,033) * f	7,000,000	7,033,453
HSBC Bank USA, National Association,
6.000%, 08/09/2017	925,000	1,015,150
HSBC Finance Corporation:
5.500%, 01/19/2016	556,000	575,711
6.676%, 01/15/2021	221,000	262,422

HSBC USA Capital Trust III,
8.380%, 05/15/2027 (Acquired 11/06/2007, Cost $1,513,381) *	1,500,000	1,519,536
HSBC USA, Inc.:
1.147%, 09/24/2018 @	1,000,000	1,011,558
0.868%, 11/13/2019	4,750,000	4,743,369
Huntington Bancshares Incorporated,
2.600%, 08/02/2018	3,250,000	3,314,558
ING Bank N.V.:
4.000%, 03/15/2016 (Acquired 03/08/2012 through 07/15/2013, Cost $5,886,252) * f	5,783,000	5,941,396
3.750%, 03/07/2017 (Acquired 05/30/2013 through 01/13/2014, Cost $3,310,841) * f	3,200,000	3,345,690
J.P. Morgan Chase & Co.:
0.806%, 04/25/2018	3,500,000	3,496,755
Series 1, 0.886%, 01/28/2019	750,000	751,389
2.250%, 01/23/2020	8,000,000	8,017,136
Kemper Corporation,
6.000%, 05/15/2017	4,565,000	4,933,765
KeyBank National Association:
4.950%, 09/15/2015	920,000	938,172
2.500%, 12/15/2019	5,325,000	5,427,543
Kookmin Bank:
1.131%, 01/27/2017 (Acquired 01/21/2014 through 02/20/2014, Cost $4,752,234) * f	4,750,000	4,777,597
1.625%, 07/14/2017 (Acquired 07/07/2014, Cost $5,983,080) * f	6,000,000	5,987,682
LeasePlan Corporation N.V.,
2.500%, 05/16/2018 (Acquired 05/07/2013 through 10/20/2014, Cost $14,712,499) * f	14,785,000	14,951,435
Lloyds Bank PLC,
4.875%, 01/21/2016 f	1,775,000	1,832,173
M&I Marshall & Ilsley Bank:
4.850%, 06/16/2015	6,857,000	6,907,564
5.000%, 01/17/2017	2,488,000	2,630,348
M&T Capital Trust I,
8.234%, 02/01/2027	1,000,000	1,008,655
Macquarie Bank Limited:
2.000%, 08/15/2016 (Acquired 08/07/2013 through 09/27/2013, Cost $10,012,452) * f	10,000,000	10,116,640
0.886%, 10/27/2017 (Acquired 10/22/2014, Cost $5,000,000) * f	5,000,000	4,999,870
Macquarie Group Limited,
4.875%, 08/10/2017 (Acquired 10/29/2014 through 11/25/2014, Cost $2,941,337) * f	2,750,000	2,944,194
Manufacturers And Traders Trust Company:
0.564%, 03/07/2016	8,150,000	8,151,434
0.556%, 07/25/2017	1,000,000	996,554
6.625%, 12/04/2017	1,000,000	1,130,271
Marsh & McLennan Companies, Inc.,
2.300%, 04/01/2017	1,297,000	1,322,978
Metropolitan Life Global Funding I,
0.632%, 04/10/2017 (Acquired 04/07/2014, Cost $8,500,000) *	8,500,000	8,520,349
Mizuho Bank, Ltd.:
2.550%, 03/17/2017 (Acquired 05/30/2013 through 05/30/2013, Cost $7,004,722) * f	6,900,000	7,054,284
0.684%, 04/16/2017 (Acquired 04/09/2014, Cost $2,800,000) * f	2,800,000	2,792,093
Morgan Stanley:
1.750%, 02/25/2016 @	2,000,000	2,013,040
5.450%, 01/09/2017	2,950,000	3,155,709
1.015%, 01/05/2018 @	1,500,000	1,503,551
6.625%, 04/01/2018	2,000,000	2,274,704
1.106%, 01/24/2019	4,750,000	4,765,827
1.396%, 01/27/2020	4,000,000	4,059,816
MUFG Union Bank, National Association:
3.000%, 06/06/2016	6,300,000	6,450,992
2.125%, 06/16/2017	3,500,000	3,551,377
National Australia Bank Limited,
0.751%, 10/08/2015 (Acquired 03/26/2013 through 08/26/2014, Cost $1,198,889) * f	1,200,000	1,199,884
National City Bank,
5.800%, 06/07/2017	2,525,000	2,760,774
Nomura Holdings, Inc.,
2.000%, 09/13/2016 f	10,205,000	10,300,856
Nordea Bank AB:
3.125%, 03/20/2017 (Acquired 10/03/2012 through 08/21/2013, Cost $5,257,807) * f	5,140,000	5,329,820
1.250%, 04/04/2017 (Acquired 03/31/2014, Cost $3,988,880) * f	4,000,000	4,002,428
Orange Cogen Funding Corp.,
8.175%, 03/15/2022 (Acquired 02/10/2015, Cost $5,616,754) *	4,722,160	5,282,015
Paine Webber Group, Inc.,
7.990%, 06/09/2017	300,000	317,370
Principal Financial Group, Inc.:
1.850%, 11/15/2017 @	3,500,000	3,530,387

8.875%, 05/15/2019	7,435,000	9,356,539
Prudential Covered Trust,
2.997%, 09/30/2015 (Acquired 10/16/2012 through 07/15/2013, Cost $2,273,995) *	2,257,500	2,279,872
Prudential Financial, Inc.,
6.100%, 06/15/2017	4,720,000	5,198,448
Rabobank Nederland,
3.375%, 01/19/2017 f	1,092,000	1,138,086
Raymond James Financial, Inc.,
4.250%, 04/15/2016	5,600,000	5,814,721
Regions Bank,
7.500%, 05/15/2018	4,670,000	5,428,090
Regions Financial Corporation,
5.750%, 06/15/2015	3,549,000	3,580,480
Reliance Standard Life Global Funding II,
2.500%, 01/15/2020 (Acquired 01/07/2015, Cost $5,979,540) *	6,000,000	6,043,884
Royal Bank of Canada,
1.400%, 10/13/2017 f	8,450,000	8,471,218
Santander Bank, N.A.,
8.750%, 05/30/2018	2,238,000	2,642,073
Santander Holdings USA, Inc.,
3.000%, 09/24/2015	2,975,000	2,998,190
Societe Generale:
3.100%, 09/14/2015 (Acquired 02/06/2013 through 06/19/2013, Cost $3,500,658) * f	3,475,000	3,510,827
5.750%, 04/20/2016 (Acquired 07/08/2014, Cost $1,975,358) * f	1,890,000	1,970,157
1.354%, 10/01/2018 f	6,000,000	6,098,778
2.625%, 10/01/2018 @ f	1,000,000	1,026,284
Standard Chartered PLC:
0.604%, 09/08/2017 (Acquired 09/03/2014, Cost $10,000,000) * @ f	10,000,000	9,951,320
2.400%, 09/08/2019 (Acquired 09/03/2014, Cost $1,996,540) * @ f	2,000,000	2,029,606
Sumitomo Mitsui Banking Corporation:
1.450%, 07/19/2016 @ f	4,000,000	4,021,516
0.684%, 01/10/2017 f	2,075,000	2,076,081
2.450%, 01/16/2020 f	4,500,000	4,555,017
SunTrust Bank:
0.555%, 04/01/2015	7,755,000	7,755,000
0.553%, 08/24/2015	1,000,000	999,617
5.000%, 09/01/2015	2,396,000	2,435,160
7.250%, 03/15/2018	154,000	178,189
SunTrust Banks, Inc.,
6.000%, 09/11/2017	780,000	862,594
SUSA Partnership, L.P.,
8.200%, 06/01/2017	714,000	808,395
Svenska Handelsbanken AB:
3.125%, 07/12/2016 f	175,000	180,005
2.875%, 04/04/2017 f	275,000	284,305
1.625%, 03/21/2018 f	1,100,000	1,104,796
0.761%, 06/17/2019 f	2,000,000	2,000,652
Symetra Financial Corporation,
6.125%, 04/01/2016 (Acquired 11/24/2014, Cost $2,747,671) *	2,630,000	2,734,035
Synchrony Financial,
3.000%, 08/15/2019 @	13,350,000	13,639,788
The Bank of New York Mellon Corporation,
0.815%, 08/01/2018	1,000,000	1,003,908
The Bank of Tokyo-Mitsubishi UFJ, Ltd.:
0.633%, 07/15/2016 f	5,000,000	4,998,660
0.675%, 03/10/2017 (Acquired 11/24/2014, Cost $3,296,337) * f	3,300,000	3,297,274
The Bear Stearns Companies LLC:
6.400%, 10/02/2017	7,700,000	8,590,451
7.250%, 02/01/2018	450,000	518,068
The Goldman Sachs Group, Inc.:
6.250%, 09/01/2017	4,583,000	5,082,244
1.365%, 12/10/2017	1,000,000	996,010
5.950%, 01/18/2018	1,045,000	1,163,579
6.150%, 04/01/2018	4,550,000	5,115,297
2.900%, 07/19/2018	1,000,000	1,033,512
7.500%, 02/15/2019	3,000,000	3,580,443
The Hartford Financial Services Group, Inc.:
5.500%, 10/15/2016	3,150,000	3,348,557
5.375%, 03/15/2017	3,145,000	3,376,805
6.300%, 03/15/2018	1,825,000	2,051,490
6.000%, 01/15/2019	455,000	517,224
The Huntington National Bank,

1.350%, 08/02/2016	5,000,000	5,027,185
The Royal Bank of Scotland Group Public Limited Company,
2.550%, 09/18/2015 f	4,430,000	4,462,317
UBS AG:
5.875%, 12/20/2017 f	1,000,000	1,110,066
1.800%, 03/26/2018 f	8,825,000	8,849,490
5.750%, 04/25/2018 f	3,201,000	3,580,600
Voya Financial, Inc.,
2.900%, 02/15/2018	14,708,000	15,175,817
WEA Finance LLC / Westfield UK & Europe Finance PLC,
2.700%, 09/17/2019 (Acquired 09/10/2014, Cost $6,986,000) * @	7,000,000	7,086,023
Wells Fargo Bank, National Association:
0.467%, 05/16/2016	7,000,000	6,984,383
6.000%, 11/15/2017	610,000	681,546
Westpac Banking Corporation:
2.000%, 08/14/2017 f	2,000,000	2,038,562
0.632%, 12/01/2017 f	10,000,000	9,996,700
Willis North America, Inc.,
5.625%, 07/15/2015	6,650,000	6,733,138
		763,079,050	27.6%
Utility
Beaver Valley II Funding Corporation,
9.000%, 06/01/2017	434,000	468,720
Commonwealth Edison Company:
Series 104, 5.950%, 08/15/2016	550,000	585,969
6.150%, 09/15/2017	100,000	111,569
Dominion Resources, Inc.:
6.400%, 06/15/2018	3,550,000	4,059,922
2.500%, 12/01/2019	9,500,000	9,654,442
Entergy Corporation,
4.700%, 01/15/2017	8,750,000	9,200,695
National Rural Utilities Cooperative Finance Corporation,
10.375%, 11/01/2018	550,000	712,598
NextEra Energy Capital Holdings, Inc.,
1.339%, 09/01/2015	5,100,000	5,114,229
Pacific Gas and Electric Company,
8.250%, 10/15/2018	8,320,000	10,159,635
Pepco Holdings, Inc.,
2.700%, 10/01/2015	1,395,000	1,406,101
PPL Energy Supply, LLC:
Series A, 5.700%, 10/15/2015	6,127,000	6,201,290
6.200%, 05/15/2016	4,041,000	4,179,784
PSEG Power LLC,
5.320%, 09/15/2016	4,905,000	5,200,526
Public Service Company of New Mexico,
7.950%, 05/15/2018	623,000	731,390
Sempra Energy:
2.300%, 04/01/2017	1,300,000	1,325,996
9.800%, 02/15/2019	1,325,000	1,705,620
Southwestern Public Service Company,
5.600%, 10/01/2016	3,000,000	3,216,720
Union Electric Company,
4.750%, 04/01/2015	500,000	500,000
		64,535,206	2.3%
Industrials
A.P. Meoller - Maersk A/S,
2.550%, 09/22/2019 (Acquired 09/15/2014, Cost $4,540,672) * f	4,550,000	4,624,720
AbbVie, Inc.,
1.750%, 11/06/2017	10,049,000	10,084,644
Actavis Funding SCS:
2.450%, 06/15/2019 f	3,000,000	3,012,345
1.523%, 03/12/2020 f	1,000,000	1,013,581
3.000%, 03/12/2020 @ f	3,900,000	3,990,031
ACTAVIS, INC.,
1.875%, 10/01/2017	1,392,000	1,395,231
ADT Corp.,
2.250%, 07/15/2017	6,700,000	6,649,750
Agrium, Inc.,
7.700%, 02/01/2017 f	5,000,000	5,522,010
Alibaba Group Holding Limited,
0.782%, 11/28/2017 (Acquired 11/20/2014, Cost $2,500,000) * f	2,500,000	2,492,010
Altera Corporation,

2.500%, 11/15/2018	3,000,000	3,079,791
America Movil, S.A.B. de C.V.,
1.268%, 09/12/2016 f	9,000,000	9,035,154
Amgen, Inc.:
0.642%, 05/22/2017	2,750,000	2,749,846
5.700%, 02/01/2019	10,000,000	11,435,620
Anadarko Petroleum Corporation:
5.950%, 09/15/2016	5,705,000	6,086,014
6.375%, 09/15/2017	2,400,000	2,670,314
8.700%, 03/15/2019	2,970,000	3,630,754
Anglo American Capital PLC,
1.203%, 04/15/2016 (Acquired 04/08/2014 through 11/13/2014, Cost $2,045,786) * f	2,045,000	2,043,937
ArcelorMittal S.A.,
4.500%, 08/05/2015 f	1,525,000	1,536,437
Avon Products, Inc.,
3.125%, 03/15/2016	2,000,000	1,990,000
Beam Suntory, Inc.:
5.375%, 01/15/2016	1,269,000	1,311,170
1.875%, 05/15/2017	8,000,000	8,057,328
Boardwalk Pipelines L.P.,
5.500%, 02/01/2017	13,384,000	13,987,364
Boston Scientific Corporation:
5.125%, 01/12/2017	3,000,000	3,185,946
2.650%, 10/01/2018	7,077,000	7,154,897
BP Capital Markets:
0.766%, 05/10/2018 f	1,575,000	1,574,047
0.899%, 09/26/2018 f	7,085,000	7,084,625
Bunge Limited Finance Corp.:
5.100%, 07/15/2015	2,335,000	2,362,256
3.200%, 06/15/2017 @	500,000	515,332
8.500%, 06/15/2019	3,808,000	4,692,381
Bunge N.A. Finance L.P.,
5.900%, 04/01/2017	1,820,000	1,966,337
CareFusion Corporation,
1.450%, 05/15/2017	5,315,000	5,319,002
CF Industries, Inc.,
6.875%, 05/01/2018	11,182,000	12,747,737
Coca-Cola FEMSA, S.A.B. de C.V.,
2.375%, 11/26/2018 f	4,000,000	4,084,960
Colorado Interstate Gas Company, L.L.C.,
6.800%, 11/15/2015	2,000,000	2,068,744
Computer Sciences Corporation,
2.500%, 09/15/2015	9,864,000	9,934,340
ConAgra Foods, Inc.:
5.819%, 06/15/2017	6,234,000	6,783,434
1.900%, 01/25/2018	9,290,000	9,301,575
Cox Communications, Inc.:
5.875%, 12/01/2016 (Acquired 02/26/2014, Cost $1,072,940) *	1,000,000	1,073,709
9.375%, 01/15/2019 (Acquired 02/10/2015, Cost $407,399) *	325,000	409,662
Crane Co.,
2.750%, 12/15/2018	7,585,000	7,775,952
CRH America, Inc.,
6.000%, 09/30/2016	10,605,000	11,310,466
CSX Corporation,
7.900%, 05/01/2017	2,221,000	2,518,383
Daimler Finance North America LLC:
1.250%, 01/11/2016 (Acquired 01/07/2013, Cost $2,846,495) *	2,850,000	2,860,545
0.935%, 08/01/2016 (Acquired 07/24/2013 through 08/26/2014, Cost $2,281,673) *	2,280,000	2,293,477
0.615%, 03/10/2017 (Acquired 03/03/2014, Cost $2,000,000) *	2,000,000	2,001,760
0.595%, 08/01/2017 (Acquired 07/24/2014, Cost $2,000,000) *	2,000,000	1,996,260
1.115%, 08/01/2018 (Acquired 11/14/2014, Cost $2,022,215) *	2,000,000	2,007,164
DCP Midstream Operating L.P.,
2.500%, 12/01/2017	250,000	235,745
DCP Midstream, LLC,
5.375%, 10/15/2015 (Acquired 01/13/2012, Cost $1,733,853) *	1,708,000	1,716,540
Deutsche Telekom International Finance B.V.:
5.750%, 03/23/2016 f	400,000	418,632
3.125%, 04/11/2016 (Acquired 03/14/2012 through 06/25/2013, Cost $5,834,336) * f	5,775,000	5,899,803
6.750%, 08/20/2018 f	3,900,000	4,536,823
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
3.500%, 03/01/2016	400,000	408,801
Dollar General Corporation,

4.125%, 07/15/2017	17,321,000	18,219,995
Eaton Corporation,
1.500%, 11/02/2017	5,000,000	5,019,000
El Paso Natural Gas Company, L.L.C.,
5.950%, 04/15/2017	2,050,000	2,190,921
El Paso Pipeline Partners Operating Company, L.L.C.,
4.100%, 11/15/2015	5,286,000	5,379,129
Enable Midstream Partners, L.P.,
2.400%, 05/15/2019 (Acquired 05/19/2014, Cost $2,997,780) *	3,000,000	2,939,772
Enbridge, Inc.:
0.924%, 10/01/2016 f	2,100,000	2,091,352
5.600%, 04/01/2017 f	5,125,000	5,496,681
Encana Corporation,
5.900%, 12/01/2017 f	1,500,000	1,689,547
Energy Transfer Partners, L.P.:
6.125%, 02/15/2017	645,000	696,452
9.700%, 03/15/2019	5,494,000	6,905,865
Enterprise Products Operating LLC,
1.250%, 08/13/2015	3,000,000	3,004,380
ERAC USA Finance LLC,

2.350%, 10/15/2019 (Acquired 01/21/2015, Cost $5,032,632) *	5,000,000	5,025,300
Express Scripts Holding Company:
3.125%, 05/15/2016	3,000,000	3,072,990
2.650%, 02/15/2017	200,000	204,869
FBG Finance Pty Ltd.,
5.125%, 06/15/2015 (Acquired 03/12/2012, Cost $518,613) * f	515,000	519,321
Federal Express Corp 1998 Pass Through Trust,
Series 981B, 6.845%, 01/15/2019	2,761,722	3,041,587
Federal Express Corp 2012 Pass Through Trust,
2.625%, 01/15/2018 (Acquired 01/20/2012 through 05/07/2012, Cost $1,028,421) *	1,027,290	1,046,577
FedEx Corp.,
2.300%, 02/01/2020	2,000,000	2,020,790
Fidelity National Information Services, Inc.:
1.450%, 06/05/2017	3,000,000	2,997,531
2.000%, 04/15/2018	2,295,000	2,306,172
Fiserv, Inc.:
3.125%, 10/01/2015	2,586,000	2,616,882
3.125%, 06/15/2016	3,295,000	3,379,530
6.800%, 11/20/2017	1,000,000	1,129,578
Florida Gas Transmission Company, LLC,
4.000%, 07/15/2015 (Acquired 09/12/2012 through 10/15/2013, Cost $3,476,689) *	3,450,000	3,478,031
Ford Motor Credit Company LLC:
2.500%, 01/15/2016	800,000	809,366
6.625%, 08/15/2017	9,100,000	10,106,132
1.724%, 12/06/2017	1,250,000	1,247,233
Forest Laboratories, Inc.,
4.375%, 02/01/2019 (Acquired 08/13/2014 through 09/29/2014, Cost $10,043,305) *	9,450,000	10,122,802
Freeport-McMoRan, Inc.,
2.150%, 03/01/2017	2,000,000	1,992,626
Georgia-Pacific LLC:
7.700%, 06/15/2015	3,600,000	3,645,457
5.400%, 11/01/2020 (Acquired 03/12/2015, Cost $4,041,527) *	3,570,000	4,072,838
Glencore Canada Corporation,
6.000%, 10/15/2015 f	2,245,000	2,302,263
Glencore Finance (Canada) Limited,
2.050%, 10/23/2015 (Acquired 10/18/2012, Cost $2,999,040) * f	3,000,000	3,012,600
Glencore Funding LLC:
1.700%, 05/27/2016 (Acquired 05/22/2013, Cost $2,998,770) *	3,000,000	3,012,522
1.613%, 01/15/2019 (Acquired 06/17/2014, Cost $5,039,499) *	5,000,000	5,001,805
2.500%, 01/15/2019 (Acquired 05/22/2013, Cost $597,012) * @	600,000	600,290
GTE Corporation,
6.840%, 04/15/2018	140,000	161,173
Gulfstream Natural Gas System, L.L.C.,
6.950%, 06/01/2016 (Acquired 07/22/2013 through 08/27/2013, Cost $8,131,780) *	7,646,000	8,091,395
Heineken N.V.,
1.400%, 10/01/2017 (Acquired 10/02/2012, Cost $1,993,400) * f	2,000,000	2,009,854
Hess Corporation,
8.125%, 02/15/2019	3,982,000	4,780,972
Hewlett-Packard Company:
3.000%, 09/15/2016	550,000	564,512
1.193%, 01/14/2019 @	5,700,000	5,643,599
2.750%, 01/14/2019	1,119,000	1,147,203

Hospira, Inc.,
6.050%, 03/30/2017	9,654,000	10,515,629
Husky Energy, Inc.,
6.200%, 09/15/2017 f	1,000,000	1,090,463
Husky Oil Limited,
7.550%, 11/15/2016 f	2,500,000	2,718,212
Hutchison Whampoa International (09/16) Limited,
4.625%, 09/11/2015 (Acquired 09/24/2012 through 06/25/2013, Cost $9,211,112) * f	9,090,000	9,242,376
Hutchison Whampoa International (14) Limited,
1.625%, 10/31/2017 (Acquired 10/28/2014, Cost $4,988,500) * f	5,000,000	4,979,485
Hyundai Capital Services, Inc.:
6.000%, 05/05/2015 (Acquired 11/01/2012 through 08/26/2014, Cost $7,808,097) * f	7,774,000	7,803,658
4.375%, 07/27/2016 (Acquired 05/11/2012 through 12/05/2013, Cost $6,387,915) * f	6,230,000	6,486,819
3.500%, 09/13/2017 (Acquired 06/04/2014, Cost $2,082,831) * f	2,000,000	2,074,884
Ingersoll-Rand Global Holding Company Limited,
6.875%, 08/15/2018	7,250,000	8,424,609
Ingredion Incorporated,
1.800%, 09/25/2017	9,100,000	9,099,226
Johnson Controls, Inc.,
5.500%, 01/15/2016 @	7,370,000	7,639,012
Kia Motors Corporation,
3.625%, 06/14/2016 (Acquired 02/18/2014, Cost $1,434,517) * f	1,400,000	1,437,024
Kinder Morgan Energy Partners, L.P.:
6.000%, 02/01/2017	250,000	268,646
5.950%, 02/15/2018	1,710,000	1,890,470
Kinder Morgan, Inc.,
2.000%, 12/01/2017	3,000,000	2,995,329
L-3 Communications Corporation,
1.500%, 05/28/2017	2,000,000	1,987,468
Laboratory Corporation of America Holdings:
5.625%, 12/15/2015	2,491,000	2,571,103
3.125%, 05/15/2016	2,000,000	2,044,500
2.625%, 02/01/2020	2,000,000	2,012,524
Marathon Oil Corporation,
6.000%, 10/01/2017	7,805,000	8,666,282
Marathon Petroleum Corporation,
3.500%, 03/01/2016	1,503,000	1,535,820
Masco Corporation,
6.125%, 10/03/2016	9,654,000	10,287,302
McKesson Corporation,
0.665%, 09/10/2015	435,000	435,141
Medco Health Solutions, Inc.,
2.750%, 09/15/2015	375,000	378,197
Medtronic, Inc.,
1.071%, 03/15/2020 (Acquired 12/01/2014, Cost $2,250,000) *	2,250,000	2,274,858
Mondelez International, Inc.,
0.775%, 02/01/2019	9,337,000	9,252,958
Murphy Oil Corporation,
2.500%, 12/01/2017	10,281,000	10,135,400
Mylan, Inc.:
1.800%, 06/24/2016	1,350,000	1,360,858
2.600%, 06/24/2018	1,150,000	1,174,308
7.875%, 07/15/2020 (Acquired 07/16/2013 through 09/16/2013, Cost $6,339,782) *	6,000,000	6,339,066
Nabors Industries, Inc.,
2.350%, 09/15/2016	2,000,000	1,994,244
National Oilwell Varco, Inc.,
Series B, 6.125%, 08/15/2015	4,700,000	4,702,073
Nationwide Building Society,
2.350%, 01/21/2020 (Acquired 01/12/2015, Cost $4,998,350) * f	5,000,000	5,031,940
NBCUniversal Enterprise, Inc.,
0.790%, 04/15/2016 (Acquired 07/03/2013 through 10/21/2013, Cost $2,263,371) *	2,260,000	2,266,672
NiSource Finance Corp.:
5.250%, 09/15/2017	5,400,000	5,904,236
6.400%, 03/15/2018	500,000	568,322
Nissan Motor Acceptance Corporation:
0.969%, 09/26/2016 (Acquired 09/19/2013, Cost $5,000,000) *	5,000,000	5,028,810
0.812%, 03/03/2017 (Acquired 02/25/2014, Cost $3,000,000) * @	3,000,000	3,008,481
2.650%, 09/26/2018 (Acquired 07/29/2014 through 11/05/2014, Cost $4,452,368) *	4,365,000	4,496,212
Noble Holding International Limited:
3.450%, 08/01/2015 f	4,552,000	4,571,164
2.500%, 03/15/2017 @ f	5,510,000	5,425,190
ONEOK Partners, L.P.:

3.250%, 02/01/2016	1,000,000	1,013,327
6.150%, 10/01/2016	5,289,000	5,651,101
2.000%, 10/01/2017	2,858,000	2,850,140
8.625%, 03/01/2019 @	1,500,000	1,777,308
Pentair Finance S.A.,
1.875%, 09/15/2017 f	4,000,000	4,013,000
Petrofac Limited,
3.400%, 10/10/2018 (Acquired 10/03/2013 through 09/19/2014, Cost $11,956,469) * @ f	11,750,000	11,585,899
PetroLogistics LP / PetroLogistics Finance Corp.,
6.250%, 04/01/2020	11,755,000	12,592,544
Phillips 66,
2.950%, 05/01/2017	3,000,000	3,102,834
Phillips 66 Partners L.P.,
2.646%, 02/15/2020	2,000,000	2,008,420
Pioneer Natural Resources Company:
5.875%, 07/15/2016	10,133,000	10,695,939
6.650%, 03/15/2017	1,260,000	1,369,603
6.875%, 05/01/2018	1,000,000	1,133,286
Plum Creek Timberlands, L.P.,
5.875%, 11/15/2015	9,700,000	9,982,997
PPG Industries, Inc.,
1.900%, 01/15/2016	1,552,000	1,565,180
Quest Diagnostics, Inc.,
3.200%, 04/01/2016	5,050,000	5,164,842
Republic Services, Inc.,
5.500%, 09/15/2019	6,446,000	7,307,978
Rockies Express Pipeline LLC,
3.900%, 04/15/2015 (Acquired 02/17/2011, Cost $2,000,003) *	2,000,000	1,998,750
Rohm and Haas Company,
6.000%, 09/15/2017	646,000	714,708
RPM International, Inc.,
6.500%, 02/15/2018	3,870,000	4,324,574
RPM United Kingdom G.P.,
6.700%, 11/01/2015 (Acquired 03/04/2013 through 08/26/2014, Cost $7,931,899) * f	7,700,000	7,909,278
SABMiller Holdings, Inc.,
0.945%, 08/01/2018 (Acquired 08/06/2013 through 11/14/2014, Cost $7,205,507) *	7,180,000	7,201,016
Seagate HDD Cayman,
6.875%, 05/01/2020 f	10,653,000	11,052,488
Southwestern Bell Telephone, L.P.,
7.000%, 07/01/2015	875,000	887,415
Sunoco, Inc.,
5.750%, 01/15/2017	600,000	641,621
Talisman Energy, Inc.,
5.125%, 05/15/2015 f	3,557,000	3,571,370
Telecom Italia Capital,
5.250%, 10/01/2015 f	10,960,000	11,129,222
Telefonica Emisiones S.A.U.:
6.421%, 06/20/2016 f	7,290,000	7,745,924
6.221%, 07/03/2017 f	1,344,000	1,483,975
Telefonica Moviles Chile S.A.,
2.875%, 11/09/2015 (Acquired 11/03/2010 through 04/04/2012, Cost $1,017,090) * @ f	1,020,000	1,028,830
Temple-Inland, Inc.,
6.625%, 01/15/2018	4,676,000	5,236,269
Tennessee Gas Pipeline Company, L.L.C.,
8.000%, 02/01/2016	1,000,000	1,051,597
The Dow Chemical Company,
8.550%, 05/15/2019	11,427,000	14,306,810
The JM Smucker Co.:
1.750%, 03/15/2018 (Acquired 03/12/2015, Cost $2,546,175) *	2,550,000	2,562,865
2.500%, 03/15/2020 (Acquired 03/12/2015, Cost $2,713,337) *	2,725,000	2,761,569
The Valspar Corporation,
5.100%, 08/01/2015	10,450,000	10,599,487
Thermo Fisher Scientific, Inc.,
1.850%, 01/15/2018	12,000,000	12,042,372
Thomson Reuters Corporation:
0.875%, 05/23/2016 f	4,650,000	4,648,214
1.650%, 09/29/2017 f	7,000,000	7,013,853
Time Warner Cable, Inc.:
5.850%, 05/01/2017	2,355,000	2,561,477
8.750%, 02/14/2019	4,395,000	5,425,417
8.250%, 04/01/2019	1,000,000	1,223,140
Time Warner Companies, Inc.,

7.250%, 10/15/2017	7,831,000	8,967,239
Total Capital International:
0.826%, 08/10/2018 @ f	4,350,000	4,372,972
0.619%, 06/19/2019 f	7,700,000	7,651,575
TransCanada PipeLines Ltd.:
0.953%, 06/30/2016 f	2,575,000	2,582,898
1.875%, 01/12/2018 f	4,000,000	4,037,884
Transocean, Inc.:
5.050%, 12/15/2016 @ f	400,000	404,000
2.500%, 10/15/2017 @ f	7,400,000	6,789,500
TSMC Global Ltd.:
0.950%, 04/03/2016 (Acquired 03/27/2013, Cost $1,999,760) * f	2,000,000	1,994,662
1.625%, 04/03/2018 (Acquired 08/05/2014 through 08/14/2014, Cost $6,095,002) * f	6,175,000	6,121,611
Tyco Electronics Group S.A.,
6.550%, 10/01/2017 f	860,000	964,170
Vale Overseas Limited,
6.250%, 01/23/2017 f	915,000	969,626
Valero Energy Corporation:
6.125%, 06/15/2017	1,120,000	1,232,572
9.375%, 03/15/2019	10,349,000	12,962,909
Verizon Communications, Inc.:
2.500%, 09/15/2016	2,057,000	2,100,777
3.650%, 09/14/2018 @	14,000,000	14,886,900
Viacom, Inc.,
6.250%, 04/30/2016	2,255,000	2,389,055
Vodafone Group Public Limited Company,
5.625%, 02/27/2017 @ f	2,000,000	2,159,946
Volkswagen Group of America Finance, LLC:
0.632%, 05/23/2017 (Acquired 05/15/2014, Cost $2,750,000) *	2,750,000	2,749,805
0.701%, 11/20/2017 (Acquired 11/12/2014, Cost $4,500,000) *	4,500,000	4,500,927
Walgreen Co.,
5.250%, 01/15/2019	9,392,000	10,531,259
Walgreens Boots Alliance, Inc.,
1.750%, 11/17/2017	1,150,000	1,160,447
Weatherford International Ltd.,
5.500%, 02/15/2016 f	600,000	617,405
Williams Partners LP / Williams Partners Finance Corp.,
7.250%, 02/01/2017 @	935,000	1,027,183
Xerox Corporation:
6.400%, 03/15/2016	2,893,000	3,039,936
6.750%, 02/01/2017	2,626,000	2,872,006
Yara International ASA,
7.875%, 06/11/2019 (Acquired 10/02/2014, Cost $596,459) * f	500,000	594,781
Yum! Brands, Inc.:
4.250%, 09/15/2015 @	6,425,000	6,521,433
6.250%, 04/15/2016	2,000,000	2,106,078
Zimmer Holdings, Inc.,
2.700%, 04/01/2020	4,725,000	4,790,895
Zoetis, Inc.,
1.150%, 02/01/2016	1,000,000	1,000,275
		898,590,616	32.6%
Total Corporate Bonds		1,726,204,872	62.5%

Other Government Related Securities
Centrais Eletricas Brasileiras SA,
7.750%, 11/30/2015 (Acquired 12/06/2012 through 12/06/2012, Cost $3,111,043) * f	3,000,000	3,082,500
CNOOC Finance 2013 Ltd.:
1.125%, 05/09/2016 f	2,575,000	2,571,825
1.750%, 05/09/2018 f	1,000,000	995,696
CNOOC Nexen Finance (2014) ULC,
1.625%, 04/30/2017 f	5,000,000	4,988,450
CNPC General Capital Ltd.,
1.157%, 05/14/2017 (Acquired 05/07/2014, Cost $4,750,000) * f	4,750,000	4,756,636
CNPC HK Overseas Capital Ltd.,
3.125%, 04/28/2016 (Acquired 12/18/2012 through 07/23/2014, Cost $2,409,303) * f	2,375,000	2,419,531
Corp Andina de Fomento,
5.750%, 01/12/2017 f	250,000	269,444
Electricite de France SA,
0.717%, 01/20/2017 (Acquired 01/13/2014, Cost $9,750,000) * f	9,750,000	9,761,115
Export-Import Bank of Korea,
1.003%, 01/14/2017 f	1,570,000	1,577,443
Korea Expressway Corporation,

1.625%, 04/28/2017 (Acquired 06/23/2014, Cost $3,989,480) * f	4,000,000	3,992,756
Korea Hydro & Nuclear Power Co., Ltd.,
2.875%, 10/02/2018 (Acquired 09/25/2013, Cost $2,982,150) * f	3,000,000	3,091,947
Petrobras Global Finance B.V.,
2.631%, 03/17/2017 f	4,000,000	3,679,600
Petrobras International Finance Company S.A.,
3.875%, 01/27/2016 @ f	6,825,000	6,694,506
Petroleos Mexicanos,
8.000%, 05/03/2019 f	5,000,000	5,981,250
Sinopec Capital (2013) Limited,
1.250%, 04/24/2016 (Acquired 01/10/2014, Cost $4,250,090) * f	4,250,000	4,244,131
Sinopec Group Overseas Development [2014] Ltd.,
1.750%, 04/10/2017 (Acquired 04/02/2014, Cost $6,984,110) * f	7,000,000	7,005,586
The Korea Development Bank:
0.882%, 01/22/2017 f	5,000,000	4,997,710
3.875%, 05/04/2017 f	2,350,000	2,461,731
3.000%, 03/17/2019 f	2,475,000	2,570,968
		75,142,825	2.7%
Taxable Municipal Bonds
City of Cuyahoga Falls OH,
1.000%, 08/13/2015	6,600,000	6,607,854
City of Passaic NJ,
1.882%, 02/01/2016	1,020,000	1,021,458
City of Trenton NJ,
1.722%, 04/01/2016	1,470,000	1,477,071
Consolidated Municipalities Electric Power Systems Joint Powers Board,
1.550%, 06/01/2017	590,000	588,820
Cook County School District No 144 Prairie Hills:
2.000%, 12/01/2017	930,000	929,628
2.500%, 12/01/2018	745,000	749,008
County of Dauphin PA,
1.194%, 03/01/2016	1,200,000	1,195,272
County of Miami-Dade FL Aviation Revenue,
5.000%, 10/01/2016	6,200,000	6,591,840
Government Development Bank for Puerto Rico,
4.704%, 05/01/2016	725,000	555,285
Indiana Bond Bank,
1.689%, 01/15/2017	1,000,000	1,007,150
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 06/01/2015)	265,000	264,995
New Hampshire Housing Finance Authority:
1.250%, 07/01/2016	890,000	887,223
1.500%, 01/01/2017	855,000	858,360
1.650%, 07/01/2017	810,000	811,944
4.000%, 07/01/2036 (Callable 07/10/2024)	11,145,000	11,657,113
New Jersey Economic Development Authority:
0.000%, 02/15/2016 ^	2,500,000	2,474,875
2.421%, 06/15/2018	10,000,000	10,070,700
Ohio Air Quality Development Authority,
5.750%, 06/01/2033	3,000,000	3,153,300
Rhode Island Housing & Mortgage Finance Corp/RI:
1.150%, 04/01/2016	1,175,000	1,171,616
1.930%, 04/01/2017	600,000	605,526
3.000%, 10/01/2034 (Callable 10/01/2022)	11,760,000	12,089,868
Schenectady Metroplex Development Authority/NY:
0.979%, 08/01/2015	375,000	374,899
2.232%, 08/01/2017	200,000	201,406
South Carolina State Public Service Authority,
1.272%, 06/01/2016 (Callable 12/01/2015)	6,800,000	6,803,332
State of Illinois:
4.422%, 04/01/2015	2,210,000	2,210,000
4.961%, 03/01/2016	1,760,000	1,823,765
5.090%, 04/01/2017	2,785,000	2,962,571
Tulsa Airports Improvement Trust:
2.592%, 06/01/2017	115,000	115,214
3.042%, 06/01/2018	100,000	101,057
		79,361,150	2.9%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Home Loan Mortgage Corporation (FHLMC),
Series 5, Class B, 0.875%, 05/15/2019	5,535	5,568
Federal National Mortgage Association (FNMA):

5.500%, 07/01/2015	3,257	3,424
Series 2004-W6, Class 1A4, 5.500%, 07/25/2034	135,439	135,911
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	248,080	253,294
		398,197	0.0%
Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020	284,541	284,604
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 §	138,707	130,807
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	1,060,349	873,479
Banc of America Alternative Loan Trust:
Series 2003-4, Class 2A1, 5.000%, 06/25/2018	113,978	116,581
Series 2004-2, Class 5A1, 5.500%, 03/25/2019	550,497	561,306
Series 2003-3, Class A1, 5.500%, 05/25/2033	1,456,448	1,515,444
Series 2004-B, Class 2A2, 2.657%, 03/25/2034	3,469,922	3,497,612
Banc of America Mortgage Trust,
Series 2003-10, Class 3A1, 5.000%, 01/25/2019	791,496	814,877
Countrywide Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.000%, 07/25/2019	1,354,471	1,405,372
Series 2004-J2, Class 3A3, 5.500%, 04/25/2034	283,104	289,325
HSI Asset Securitization Corp. Trust,
Series 2005-NC1, Class 2A3, 0.534%, 07/25/2035	296,453	296,267
J.P. Morgan Mortgage Trust,
Series 2005-A4, Class 1A1, 5.162%, 07/25/2035	1,817,845	1,801,127
MASTR Alternative Loan Trust:
Series 2003-5, Class 7A1, 5.000%, 07/25/2018	7,360,835	7,435,555
Series 2003-9, Class 3A1, 4.750%, 11/25/2018	3,625,095	3,691,996
Series 2003-5, Class 4A1, 5.500%, 07/25/2033	7,481,828	7,952,720
Morgan Stanley Mortgage Loan Trust,
Series 2004-4, Class 1A10, 5.000%, 08/25/2034	1,033,381	1,044,612
Structured Asset Securities Corp Mortgage Pass-Through Certificates,
Series 2004-22, Class A2, 5.092%, 01/25/2035	10,361,329	10,705,522
Structured Asset Securities Corp.,
Series 2004-4XS, Class 1A6, 4.550%, 02/25/2034	532,723	543,364
WaMu Mortgage Pass-Through Certificates:
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	108,646	112,368
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	228,550	238,215
Series 2004-AR3, Class A1, 2.372%, 06/25/2034	10,655,109	10,754,180
		54,065,333	2.0%
Asset Backed Securities
Accredited Mortgage Loan Trust:
Series 2005-3, Class A1, 0.410%, 09/25/2035	143,121	142,687
Series 2006-2, Class A3, 0.324%, 09/25/2036	18,028,864	17,771,303
Aegis Asset Backed Securities Trust,
Series 2005-5, Class 1A3, 0.444%, 12/25/2035	6,676,048	6,575,887
Ally Auto Receivables Trust,
Series 2014-SN2, Class A2B, 0.476%, 03/20/2017	13,000,000	13,000,572
Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs,
Series 2005-R8, Class A2D, 0.534%, 10/25/2035	9,387,592	9,345,386
Argent Securities Inc Asset-Backed Pass-Through Certificates:
Series 2005-W2, Class A2B1, 0.374%, 10/25/2035	202,708	202,513
Series 2005-W3, Class A2D, 0.514%, 11/25/2035	13,658,512	13,249,221
Barclays Dryrock Issuance Trust:
Series 2014-4, Class A, 0.545%, 09/15/2020	3,925,000	3,925,102
Series 2015-1, Class A, 2.200%, 12/15/2022	6,750,000	6,812,775
BCMSC Trust,
Series 1998-A, Class A3, 6.230%, 04/15/2028	1,183	1,183
Capital Auto Receivables Asset Trust:
Series 2014-1, Class A1B, 0.526%, 05/20/2016	3,902,953	3,902,578
Series 2014-3, Class A2, 1.180%, 12/20/2017	25,515,000	25,547,047
Carrington Mortgage Loan Trust,
Series 2006-OPT1, Class A3, 0.354%, 02/25/2036	6,250,369	6,051,676
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3, Class A3, 0.324%, 10/25/2036	76,156	76,112
Conseco Financial Corp.:
Series 1998-2, Class A5, 6.240%, 12/01/2028	20,010	20,622
Series 1998-3, Class A5, 6.220%, 03/01/2030	262,442	277,297
Countrywide Asset-Backed Certificates:
Series 2006-13, Class 1AF3, 4.878%, 01/25/2037 §	1,430,022	1,757,503
Series 2006-9, Class 1AF3, 5.225%, 10/25/2046 §	1,238,868	1,112,171
Credit-Based Asset Servicing and Securitization LLC,
Series 2005-CB8, Class AF2, 4.190%, 12/25/2035	292,418	289,429
First Franklin Mortgage Loan Trust,

Series 2004-FF7, Class A1, 0.814%, 09/25/2034	6,922,443	6,903,088
Ford Credit Auto Owner Trust:
Series 2014-1, Class A, 2.260%, 11/15/2025 (Acquired 05/06/2014 through 11/18/2014, Cost $17,955,130) *	17,894,000	18,225,701
Series 2015-1, Class A, 2.120%, 07/15/2026 (Acquired 01/13/2015, Cost $7,422,354) *	7,425,000	7,487,348
GE-WMC Asset-Backed Pass Through Certificates,
Series 2005-1, Class A2C, 0.894%, 10/25/2035	4,458,824	4,426,368
GSAA Trust,
Series 2005-8, Class A4, 0.444%, 06/25/2035	20,699,087	20,102,932
GSAMP Trust:
Series 2005-HE5, Class A2D, 0.514%, 11/25/2035	204,748	204,382
Series 2006-HE1, Class A2C, 0.384%, 01/25/2036	3,310,767	3,249,591
Home Equity Asset Trust,
Series 2006-4, Class 2A3, 0.344%, 08/25/2036	3,542,938	3,475,392
J.P. Morgan Mortgage Acquisition Trust:
Series 2006-CH1, Class A1, 0.301%, 07/25/2036	9,951,555	9,570,341
Series 2007-CH1, Class AV4, 0.301%, 11/25/2036	4,793,729	4,777,483
Kubota Credit Owner Trust,
Series 2015-1A, Class A3, 1.540%, 03/15/2019 (Acquired 01/22/2015, Cost $17,572,547) *	17,575,000	17,585,070
Master Credit Card Trust II:
Series 2012-2A, Class A, 0.780%, 04/21/2017 (Acquired 10/08/2014, Cost $1,701,228) * f	1,700,000	1,700,991
Series 2013-3A, Class A, 0.603%, 01/22/2018 (Acquired 07/25/2013 through 11/05/2014, Cost $8,950,651) * f	8,950,000	8,956,560
MASTR Asset Backed Securities Trust,
Series 2006-AB1, Class A2, 0.404%, 02/25/2036	1,115,378	1,106,704
Morgan Stanley ABS Capital I Inc Trust,
Series 2005-HE2, Class A3B, 0.614%, 01/25/2035	8,206,362	8,070,423
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV3, 0.344%, 09/25/2036	17,046,956	17,022,493
New Century Home Equity Loan Trust,
Series 2005-B, Class A2C, 0.454%, 10/25/2035	5,259,503	5,239,217
Nomura Holdings, Inc.,
Series 2006-HE2, Class A3, 0.344%, 03/25/2036	5,978,178	5,768,709
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-5, Class A3, 0.384%, 12/25/2035	9,631,385	9,559,929
RAMP Series Trust:
Series 2003-RS7, Class AI6, 5.340%, 08/25/2033	49,027	49,168
Series 2003-RS11, Class AI7, 4.828%, 12/25/2033	380,625	386,034
RASC Series Trust:
Series 2005-AHL2, Class A3, 0.524%, 10/25/2035	11,692,009	11,527,759
Series 2006-KS1, Class A4, 0.474%, 02/25/2036	4,448,659	4,399,635
Renaissance Home Equity Loan Trust,
Series 2007-2, Class AF2, 5.675%, 06/25/2037	1,962,078	1,007,694
Securitized Asset Backed Receivables LLC Trust,
Series 2005-OP2, Class A1, 0.499%, 10/25/2035 (Acquired 03/13/2014, Cost $12,907,903) *	13,067,159	12,909,595
Soundview Home Loan Trust,
Series 2005-OPT4, Class 2A3, 0.434%, 12/25/2035	2,567,104	2,520,745
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC1, Class A2C, 0.374%, 12/25/2036	3,264,838	3,240,352
Springleaf Funding Trust,
Series 2013-AA, Class A, 2.580%, 09/15/2021 (Acquired 01/09/2014 through 11/18/2014, Cost $19,992,937) *	19,906,868	19,995,374
Springleaf Mortgage Loan Trust:
Series 2012-1A, Class A, 2.667%, 09/25/2057 (Acquired 04/11/2012 through 03/28/2014, Cost $2,312,017) *	2,302,951	2,332,662
Series 2012-2A, Class A, 2.220%, 10/25/2057 (Acquired 07/31/2012 through 08/20/2014, Cost $4,815,755) *	4,782,220	4,797,002
Structured Asset Investment Loan Trust,
Series 2004-9, Class A5, 1.174%, 10/25/2034	15,910,806	15,872,748
Structured Asset Securities Corp Mortgage Loan Trust,
Series 2007-BC2, Class A3, 0.304%, 03/25/2037	6,158,855	6,127,211
Synchrony Credit Card Master Note Trust:
Series 2014-1, Class A, 1.610%, 11/15/2020	11,700,000	11,734,012
Series 2012-2, Class A, 2.220%, 01/15/2022	9,243,000	9,327,167
		369,720,944	13.4%
Commercial Mortgage Backed Securities
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	22,159,865	22,265,745
CD Commercial Mortgage Trust,
Series 2005-CD1, Class A4, 5.225%, 07/15/2044	18,210,347	18,297,320
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3, 5.768%, 03/15/2049	7,546,183	7,799,297
COMM Mortgage Trust,
Series 2005-C6, Class A5A, 5.116%, 06/10/2044	7,276,705	7,311,168
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C5, Class A4, 5.100%, 08/15/2038	10,619,277	10,648,002
DBUBS Mortgage Trust,

Series 2011-LC3A, Class A2, 3.642%, 08/10/2044	18,450,000	18,933,759
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	16,861,929	16,925,178
Series 2012-C8, Class ASB, 2.379%, 10/15/2045 (Acquired 01/16/2015, Cost $16,331,078) *	16,100,000	16,296,034
Morgan Stanley Capital I Trust,
Series 2005-HQ7, Class A4, 5.204%, 11/14/2042	10,837,910	10,937,890
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4, 5.271%, 12/15/2044	17,213,560	17,425,114
WFRBS Commercial Mortgage Trust,
Series 2012-C6, Class A4, 3.440%, 04/15/2045	7,050,000	7,513,636
		154,353,143	5.6%
Total Long-Term Investments (Cost $2,707,133,456)		2,713,059,455	98.3%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Fund
Short-Term Investments Trust - Liquid Assets Portfolio, 0.08% «	38,967,941	38,967,941
Total Short-Term Investments (Cost $38,967,941)		38,967,941	1.4%

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Investment Companies
Mount Vernon Securities Lending Trust Prime Portfolio, 0.24% «	165,673,783	165,673,783
Total Investment Companies (Cost $165,673,783)		165,673,783	6.0%

Total Investments Purchased With Cash Proceeds From
Securities Lending (Cost $165,673,783)		165,673,783	6.0%
Total Investments (Cost $2,911,775,180)		2,917,701,179	105.7%
Other Assets in Excess of Liabilities		(156,646,482)	(5.7)%
TOTAL NET ASSETS		$2,761,054,697	100.0%

Notes to Schedule of Investments
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or or may extend only to qualified institutional buyers.  At March 31, 2015, the value of these securities total $533,349,888, which represents 19.32% of total net assets.

@	This security or portion of this security is out on loan at March 31, 2015.
f	Foreign Security
«	7-Day Yield
§	Security in Default
^	Non-Income Producing

Baird Short-Term Bond Fund
Schedule of Investments, March 31, 2015 (Unaudited)
Summary of Fair Value Exposure at March 31, 2015 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1	-	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2	-
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3	-	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$-	$253,812,991	$-	$253,812,991
Corporate Bonds		1,726,204,872		1,726,204,872
Other Government Related Securities	-	75,142,825	-	75,142,825
Taxable Municipal Bonds	-	79,361,150	-	79,361,150
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	398,197	-	398,197
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	54,065,333	-	54,065,333
Asset Backed Securities	-	369,720,944	-	369,720,944
Commercial Mortgage-Backed Securities	-	154,353,143	-	154,353,143
Total Long-Term Investments	-	2,713,059,455	-	2,713,059,455

Short-Term Investments
Money Market Mutual Fund	38,967,941	-	-	38,967,941
Total Short-Term Investments	38,967,941	-	-	38,967,941

Investments Purchased with Cash
Proceeds from Securities Lending
Investment Companies	165,673,783	-	-	165,673,783
Total Investments Purchased with
Cash Proceeds from Securities Lending	165,673,783	-	-	165,673,783

Total Investments	$204,641,724	$2,713,059,455	$-	$2,917,701,179

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird Intermediate Bond Fund
Schedule of Investments
March 31, 2015 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.250%, 04/30/2019	$97,375,000	$97,496,719
2.625%, 08/15/2020	364,125,000	385,858,893
2.500%, 05/15/2024	55,500,000	58,301,029
		541,656,641	31.3%
Corporate Bonds
Finance
Abbey National Treasury Services plc,
3.050%, 08/23/2018 f	1,050,000	1,093,768
ABN AMRO Bank N.V.:
4.250%, 02/02/2017 (Acquired 11/22/2013, Cost $4,712,795) * f	4,500,000	4,732,596
2.500%, 10/30/2018 (Acquired 10/23/2013 through 04/17/2014, Cost $1,200,490) * f	1,200,000	1,225,543
AgriBank, FCB,
Series AI, 9.125%, 07/15/2019 (Acquired 02/24/2014, Cost $3,537,791) *	2,850,000	3,637,167
AIA Group Ltd.,
3.200%, 03/11/2025 (Acquired 03/04/2015, Cost $2,996,190) * f	3,000,000	3,026,397
Ally Financial, Inc.,
8.000%, 12/31/2018	96,000	108,480
American International Group, Inc.,
4.875%, 06/01/2022	3,000,000	3,409,362
AmSouth Bancorporation,
6.750%, 11/01/2025	630,000	752,070
ANZ New Zealand (Int'l) Limited:
1.850%, 10/15/2015 (Acquired 08/29/2013, Cost $1,003,773) * f	1,000,000	1,007,453
2.600%, 09/23/2019 (Acquired 09/16/2014 through 03/19/2015, Cost $4,160,858) * f	4,140,000	4,227,623
Associates Corporation of North America,
6.950%, 11/01/2018	2,579,000	3,003,516
Australia and New Zealand Banking Group Limited,
3.250%, 03/01/2016 (Acquired 02/22/2011, Cost $1,693,081) * f	1,700,000	1,740,681
Bank of America Corporation:
10.200%, 07/15/2015	1,035,000	1,061,535
5.700%, 05/02/2017	1,100,000	1,185,138
6.875%, 04/25/2018	1,000,000	1,143,858
3.300%, 01/11/2023	3,350,000	3,393,681
4.000%, 04/01/2024 @	2,750,000	2,925,219
BanPonce Trust I,
Series A, 8.327%, 02/01/2027	2,500,000	2,247,587
Barclays Bank PLC:
Series 1, 5.000%, 09/22/2016 f	2,565,000	2,710,882
6.750%, 05/22/2019 f	2,000,000	2,370,886
Barclays PLC,
2.000%, 03/16/2018 f	2,600,000	2,614,079
BB&T Corporation,
6.850%, 04/30/2019	2,322,000	2,758,921
Berkshire Hathaway Finance Corporation,
1.600%, 05/15/2017	3,800,000	3,857,091
BNZ International Funding Limited,
2.350%, 03/04/2019 (Acquired 09/03/2014, Cost $2,789,836) * f	2,800,000	2,829,837
BPCE:
5.700%, 10/22/2023 (Acquired 11/10/2014, Cost $3,739,170) * f	3,500,000	3,870,804
4.000%, 04/15/2024 f	3,500,000	3,738,252
Caisse Centrale Desjardins,
0.918%, 01/29/2018 (Acquired 01/26/2015, Cost $8,000,000) * f	8,000,000	7,998,792
Capital One Bank, (USA), National Association,
2.250%, 02/13/2019	3,500,000	3,518,529
Capital One Financial Corporation,
3.150%, 07/15/2016	2,596,000	2,662,364
Capital One N.A.:
0.715%, 03/22/2016	2,100,000	2,101,835
0.935%, 02/05/2018	2,000,000	2,003,870
CIGNA Corporation,
2.750%, 11/15/2016	3,781,000	3,896,400
Citigroup, Inc.:
4.450%, 01/10/2017	1,800,000	1,897,108

1.550%, 08/14/2017 @	1,000,000	1,000,937
6.125%, 11/21/2017	635,000	705,540
3.750%, 06/16/2024 @	500,000	522,581
Citizens Bank, National Association,
2.450%, 12/04/2019	8,000,000	8,098,520
CNA Financial Corporation:
6.500%, 08/15/2016	2,000,000	2,142,542
7.350%, 11/15/2019	2,395,000	2,880,936
5.750%, 08/15/2021	1,260,000	1,454,047
Comerica Bank,
5.200%, 08/22/2017	5,570,000	6,048,296
Commonwealth Bank of Australia,
5.000%, 10/15/2019 (Acquired 03/02/2012 through 10/03/2014, Cost $4,583,774) * f	4,335,000	4,879,584
Compass Bank,
2.750%, 09/29/2019	3,000,000	3,043,371
Countrywide Financial Corporation,
6.250%, 05/15/2016	2,200,000	2,314,418
Credit Suisse:
2.300%, 05/28/2019 f	2,450,000	2,474,993
5.300%, 08/13/2019 f	3,220,000	3,637,550
Credit Suisse Group Funding Guernsey Ltd.,
2.750%, 03/26/2020 (Acquired 03/23/2015, Cost $6,246,813) * f	6,250,000	6,285,656
Deutsche Bank Aktiengesellschaft,
3.250%, 01/11/2016 f	4,250,000	4,331,596
Dresdner Bank AG,
7.250%, 09/15/2015 f	2,652,000	2,716,481
First Tennessee Bank National Association,
5.650%, 04/01/2016	4,263,000	4,416,131
General Electric Capital Corporation:
6.000%, 08/07/2019	2,700,000	3,154,086
5.500%, 01/08/2020	2,550,000	2,952,650
5.550%, 05/04/2020	2,850,000	3,314,556
Genworth Holdings, Inc.,
4.900%, 08/15/2023	1,500,000	1,282,500
Great-West Life & Annuity Insurance Capital LP II,
7.153%, 05/16/2046 (Acquired 05/16/2006 through 11/08/2007, Cost $1,792,736) *	1,800,000	1,851,750
Highmark, Inc.,
4.750%, 05/15/2021 (Acquired 07/30/2014, Cost $2,014,352) *	2,000,000	2,100,824
HSBC Finance Corporation,
6.676%, 01/15/2021	4,059,000	4,819,778
HSBC USA, Inc.,
2.350%, 03/05/2020	3,500,000	3,517,503
Humana, Inc.,
7.200%, 06/15/2018	2,000,000	2,322,372
ING Bank N.V.:
3.000%, 09/01/2015 (Acquired 08/17/2010 through 09/14/2012, Cost $2,303,016) * f	2,300,000	2,320,608
2.500%, 10/01/2019 (Acquired 09/23/2014, Cost $2,461,635) * f	2,475,000	2,513,791
5.000%, 06/09/2021 (Acquired 06/12/2013, Cost $2,154,896) * f	2,000,000	2,281,354
Invesco Finance PLC,
3.125%, 11/30/2022 f	4,225,000	4,268,319
iStar Financial, Inc.,
5.850%, 03/15/2017	75,000	78,000
J.P. Morgan Chase & Co.:
2.250%, 01/23/2020	7,875,000	7,891,868
4.500%, 01/24/2022	3,000,000	3,316,020
Jefferies Group LLC,
6.875%, 04/15/2021	2,000,000	2,261,440
John Hancock Life Insurance Company,
7.375%, 02/15/2024 (Acquired 04/10/2013 through 04/11/2013, Cost $2,917,621) *	2,325,000	2,936,745
Kemper Corporation,
6.000%, 05/15/2017	600,000	648,469
KeyBank National Association,
7.413%, 05/06/2015	4,000,000	4,009,368
Korea Housing Finance Corporation,
1.625%, 09/15/2018 (Acquired 02/26/2013 through 08/28/2014, Cost $1,039,919) * f	1,050,000	1,035,572
LeasePlan Corporation N.V.:
3.000%, 10/23/2017 (Acquired 02/07/2013, Cost $4,032,066) * f	4,000,000	4,115,600
2.500%, 05/16/2018 (Acquired 05/29/2013 through 10/20/2014, Cost $5,024,983) * f	5,000,000	5,056,285
Liberty Mutual Group, Inc.,
4.250%, 06/15/2023 (Acquired 06/13/2013, Cost $1,987,300) *	2,000,000	2,130,266
Lloyds Bank PLC:
4.875%, 01/21/2016 f	225,000	232,247
5.800%, 01/13/2020 (Acquired 02/09/2010 through 03/16/2012, Cost $2,903,838) * f	2,900,000	3,375,255

M&I Marshall & Ilsley Bank:
4.850%, 06/16/2015	3,075,000	3,097,675
5.000%, 01/17/2017	1,000,000	1,057,214
Macquarie Bank Limited:
2.000%, 08/15/2016 (Acquired 08/07/2013, Cost $4,998,250) * f	5,000,000	5,058,320
1.600%, 10/27/2017 (Acquired 10/22/2014, Cost $2,498,475) * f	2,500,000	2,498,838
2.400%, 01/21/2020 (Acquired 01/14/2015, Cost $997,800) * f	1,000,000	1,006,493
Manulife Financial Corporation,
4.900%, 09/17/2020 @ f	2,300,000	2,569,521
Marsh & McLennan Companies, Inc.,
2.550%, 10/15/2018	1,000,000	1,026,928
MassMutual Global Funding II,
2.000%, 04/05/2017 (Acquired 03/29/2012, Cost $3,783,470) * @	3,800,000	3,857,745
MBIA Insurance Corporation,
11.513%, 01/15/2033 (Acquired 01/11/2008, Cost $500,000) *	500,000	271,250
Metropolitan Life Global Funding I,
3.000%, 01/10/2023 (Acquired 01/03/2013, Cost $1,299,337) *	1,300,000	1,315,339
Metropolitan Life Insurance Company,
7.700%, 11/01/2015 (Acquired 11/21/2013, Cost $2,074,466) *	2,000,000	2,075,840
Morgan Stanley:
6.625%, 04/01/2018 @	1,600,000	1,819,763
7.300%, 05/13/2019	2,700,000	3,230,053
2.375%, 07/23/2019 @	1,000,000	1,007,461
MUFG Americas Holdings Corporation,
3.500%, 06/18/2022	225,000	235,136
MUFG Union Bank, National Association,
2.125%, 06/16/2017	1,800,000	1,826,422
National Australia Bank Limited,
0.751%, 10/08/2015 (Acquired 02/19/2013, Cost $3,100,386) * f	3,100,000	3,099,699
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (Acquired 10/07/2013, Cost $882,952) *	828,000	932,569
Nomura Holdings, Inc.:
2.000%, 09/13/2016 f	2,450,000	2,473,013
6.700%, 03/04/2020 f	1,000,000	1,196,114
NYSE Euronext,
2.000%, 10/05/2017	800,000	811,190
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (Acquired 03/10/2015, Cost $6,000,000) *	6,000,000	6,086,598
PNC Bank, National Association,
2.950%, 01/30/2023	4,000,000	4,013,932
Principal Life Global Funding II,
2.200%, 04/08/2020	2,000,000	1,997,360
Protective Life Corporation,
7.375%, 10/15/2019	1,925,000	2,318,320
Prudential Covered Trust,
2.997%, 09/30/2015 (Acquired 11/06/2012 through 07/23/2013, Cost $2,115,718) *	2,100,000	2,120,811
Prudential Financial, Inc.,
7.375%, 06/15/2019	850,000	1,029,239
Regions Bank,
7.500%, 05/15/2018	2,475,000	2,876,772
Regions Financial Corporation:
5.750%, 06/15/2015	1,500,000	1,513,305
2.000%, 05/15/2018	2,000,000	1,998,148
Santander Bank, N.A.,
8.750%, 05/30/2018	4,415,000	5,212,133
Santander UK PLC,
5.000%, 11/07/2023 (Acquired 10/31/2013, Cost $996,810) * f	1,000,000	1,076,867
Societe Generale:
1.354%, 10/01/2018 f	2,000,000	2,032,926
2.625%, 10/01/2018 f	1,000,000	1,026,284
5.200%, 04/15/2021 (Acquired 01/28/2013, Cost $1,369,675) * f	1,250,000	1,430,025
5.000%, 01/17/2024 (Acquired 01/14/2014 through 02/18/2014, Cost $3,127,914) * @ f	3,150,000	3,298,088
Sumitomo Mitsui Banking Corporation:
2.500%, 07/19/2018 f	3,000,000	3,066,087
2.250%, 07/11/2019 f	2,000,000	2,013,846
SunTrust Bank:
5.450%, 12/01/2017	500,000	545,073
7.250%, 03/15/2018	1,506,000	1,742,552
SunTrust Banks, Inc.,
3.600%, 04/15/2016	2,600,000	2,665,008
SUSA Partnership, L.P.,
8.200%, 06/01/2017	2,800,000	3,170,177
Svenska Handelsbanken AB:

3.125%, 07/12/2016 f	275,000	282,865
2.875%, 04/04/2017 f	1,500,000	1,550,751
2.500%, 01/25/2019 @ f	1,000,000	1,025,842
Swedbank AB:
1.750%, 03/12/2018 (Acquired 03/05/2013, Cost $3,236,383) * f	3,250,000	3,260,676
2.375%, 02/27/2019 (Acquired 02/20/2014, Cost $2,595,606) * @ f	2,600,000	2,646,902
Symetra Financial Corporation,
6.125%, 04/01/2016 (Acquired 08/12/2011 through 12/02/2013, Cost $1,296,821) *	1,269,000	1,319,198
Synchrony Financial:
3.750%, 08/15/2021	5,000,000	5,185,020
4.250%, 08/15/2024 @	4,000,000	4,183,212
The Bank of Nova Scotia,
2.550%, 01/12/2017 f	150,000	154,009
The Bank of Tokyo-Mitsubishi UFJ, Ltd.:
2.700%, 09/09/2018 (Acquired 09/03/2013, Cost $2,547,756) * f	2,550,000	2,620,227
2.300%, 03/10/2019 (Acquired 03/04/2014, Cost $998,400) * f	1,000,000	1,007,652
2.300%, 03/05/2020 (Acquired 02/25/2015, Cost $2,998,020) * f	3,000,000	3,002,613
The Bear Stearns Companies LLC:
6.400%, 10/02/2017	1,450,000	1,617,682
7.250%, 02/01/2018	2,275,000	2,619,121
The Charles Schwab Corporation,
6.375%, 09/01/2017	325,000	364,034
The Goldman Sachs Group, Inc.:
6.150%, 04/01/2018	3,900,000	4,384,540
2.900%, 07/19/2018	1,000,000	1,033,512
7.500%, 02/15/2019	865,000	1,032,361
2.550%, 10/23/2019	2,000,000	2,027,800
3.500%, 01/23/2025	2,000,000	2,035,108
The Hartford Financial Services Group, Inc.:
5.500%, 10/15/2016	1,500,000	1,594,551
5.125%, 04/15/2022	500,000	569,760
The Huntington National Bank,
1.300%, 11/20/2016	4,850,000	4,854,768
The Royal Bank of Scotland Group Public Limited Company,
2.550%, 09/18/2015 f	200,000	201,459
The Royal Bank of Scotland Public Limited Company:
5.625%, 08/24/2020 f	3,300,000	3,828,109
6.125%, 01/11/2021 f	1,300,000	1,551,306
UBS AG,
5.875%, 12/20/2017 f	2,000,000	2,220,132
Voya Financial, Inc.,
2.900%, 02/15/2018	2,000,000	2,063,614
Wells Fargo & Co.,
Series N, 2.150%, 01/30/2020 @	7,000,000	7,036,113
Wells Fargo Bank, National Association,
6.000%, 11/15/2017	1,479,000	1,652,470
Westpac Banking Corporation:
1.600%, 01/12/2018 f	1,250,000	1,256,625
4.875%, 11/19/2019 f	2,775,000	3,119,497
Willis Group Holdings Public Limited Company,
5.750%, 03/15/2021 f	3,250,000	3,660,482
		386,153,874	22.3%
Utility
Commonwealth Edison Company,
Series 104, 5.950%, 08/15/2016	375,000	399,524
National Rural Utilities Cooperative Finance Corporation:
10.375%, 11/01/2018	3,619,000	4,688,892
2.000%, 01/27/2020	3,000,000	2,996,409
PPL Capital Funding, Inc.,
3.400%, 06/01/2023 @	2,475,000	2,566,179
PPL Energy Supply, LLC,
Series A, 5.700%, 10/15/2015	1,950,000	1,973,644
PSEG Power LLC:
2.750%, 09/15/2016	75,000	76,824
5.320%, 09/15/2016	994,000	1,053,889
5.125%, 04/15/2020	220,000	246,604
Public Service Company of New Mexico,
7.950%, 05/15/2018	2,820,000	3,310,627
RGS I&M Funding Corp,
Series F*, 9.820%, 06/07/2022	438,351	518,174
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $3,774,008) * @ f	3,800,000	4,040,160
West Penn Power Company,

5.875%, 08/15/2016 (Acquired 10/25/2010, Cost $2,074,007) *	2,000,000	2,121,190
		23,992,116	1.4%
Industrials
21st Century Fox America, Inc.,
8.000%, 10/17/2016	5,575,000	6,160,910
Agrium, Inc.,
3.150%, 10/01/2022 f	1,306,000	1,309,529
Altera Corporation,
2.500%, 11/15/2018	2,000,000	2,053,194
America Movil, S.A.B. de C.V.,
1.268%, 09/12/2016 f	3,200,000	3,212,499
Ameritech Capital Funding Corporation:
9.100%, 06/01/2016	476,700	510,141
6.450%, 01/15/2018	2,758,000	3,083,221
Anadarko Petroleum Corporation:
5.950%, 09/15/2016	2,270,000	2,421,604
6.375%, 09/15/2017	2,000,000	2,225,262
6.950%, 06/15/2019	1,000,000	1,179,778
Anglo American Capital PLC,
9.375%, 04/08/2019 (Acquired 07/11/2012, Cost $2,425,103) * @ f	2,000,000	2,506,894
Apple, Inc.,
2.400%, 05/03/2023	2,000,000	1,975,442
Boardwalk Pipelines L.P.,
5.200%, 06/01/2018	2,500,000	2,592,758
Boston Scientific Corporation,
4.125%, 10/01/2023	3,000,000	3,177,477
BP Capital Markets:
4.750%, 03/10/2019 @ f	2,500,000	2,766,990
2.521%, 01/15/2020 @ f	2,650,000	2,695,341
3.245%, 05/06/2022 f	1,000,000	1,029,746
British Telecommunications plc,
5.950%, 01/15/2018 @ f	2,000,000	2,236,686
Bunge Limited Finance Corp.:
4.100%, 03/15/2016	2,830,000	2,902,179
3.200%, 06/15/2017	1,300,000	1,339,862
Bunge N.A. Finance L.P.,
5.900%, 04/01/2017	575,000	621,233
Celgene Corporation,
4.000%, 08/15/2023	2,000,000	2,157,694
Coca-Cola FEMSA, S.A.B. de C.V.,
2.375%, 11/26/2018 f	3,425,000	3,497,747
Comcast Cable Communications, LLC,
8.875%, 05/01/2017	550,000	636,891
Comcast Corporation,
2.850%, 01/15/2023	1,475,000	1,499,812
Computer Sciences Corporation,
2.500%, 09/15/2015	4,500,000	4,532,090
ConAgra Foods, Inc.:
0.626%, 07/21/2016	2,125,000	2,116,778
7.000%, 04/15/2019	1,583,000	1,850,719
Cox Communications, Inc.:
3.250%, 12/15/2022 (Acquired 11/26/2012, Cost $3,594,456) *	3,600,000	3,651,595
3.850%, 02/01/2025 (Acquired 12/01/2014, Cost $4,492,215) * @	4,500,000	4,634,505
CVS Health Corporation:
2.250%, 08/12/2019	3,375,000	3,427,100
4.000%, 12/05/2023	4,425,000	4,796,678
D.R. Horton, Inc.,
6.500%, 04/15/2016 @	1,000,000	1,047,500
Daimler Finance North America LLC,
2.250%, 07/31/2019 (Acquired 07/25/2012, Cost $2,285,234) * @	2,300,000	2,326,418
DCP Midstream, LLC,
9.750%, 03/15/2019 (Acquired 10/15/2012, Cost $1,927,821) *	1,600,000	1,779,814
Deutsche Telekom International Finance B.V.:
2.250%, 03/06/2017 (Acquired 03/24/2015, Cost $1,425,374) * f	1,400,000	1,424,312
6.750%, 08/20/2018 f	2,850,000	3,315,371
6.000%, 07/08/2019 f	1,700,000	1,979,144
Devon Energy Corporation,
6.300%, 01/15/2019	910,000	1,042,865
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
3.500%, 03/01/2016	250,000	255,501
Ecolab, Inc.,
1.450%, 12/08/2017	4,000,000	3,999,028
El Paso Pipeline Partners Operating Company, L.L.C.,

4.100%, 11/15/2015	3,000,000	3,052,854
Energy Transfer Partners, L.P.,
9.700%, 03/15/2019	2,457,000	3,088,407
Enterprise Products Operating LLC,
2.550%, 10/15/2019	3,000,000	3,040,176
ERAC USA Finance LLC,
2.350%, 10/15/2019 (Acquired 06/30/2014 through 01/08/2015, Cost $4,644,303) *	4,650,000	4,673,529
Express Scripts Holding Company:
2.650%, 02/15/2017	2,000,000	2,048,688
7.250%, 06/15/2019	1,000,000	1,197,926
Federal Express Corp 1998 Pass Through Trust,
Series 981B, 6.845%, 01/15/2019	1,715,917	1,889,803
Fidelity National Information Services, Inc.,
3.875%, 06/05/2024	3,900,000	4,011,376
Fiserv, Inc.:
4.750%, 06/15/2021	1,630,000	1,810,899
3.500%, 10/01/2022	2,850,000	2,936,666
FMC Corporation,
4.100%, 02/01/2024	2,000,000	2,115,628
Ford Motor Credit Company LLC:
2.500%, 01/15/2016	3,000,000	3,035,124
1.724%, 12/06/2017	3,300,000	3,292,694
5.750%, 02/01/2021	2,000,000	2,323,840
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.,
6.750%, 02/01/2022	1,649,000	1,747,940
Freeport-McMoRan, Inc.:
3.100%, 03/15/2020 @	2,000,000	1,948,720
3.875%, 03/15/2023 @	1,100,000	1,019,047
Glencore Canada Corporation,
6.000%, 10/15/2015 f	1,024,000	1,050,119
Glencore Funding LLC:
2.500%, 01/15/2019 (Acquired 05/22/2013 through 10/29/2013, Cost $4,316,048) * @	4,400,000	4,402,125
4.125%, 05/30/2023 (Acquired 04/03/2014, Cost $1,454,116) *	1,500,000	1,527,589
4.625%, 04/29/2024 (Acquired 10/08/2014, Cost $1,028,375) * @	1,000,000	1,036,910
Grupo Bimbo, S.A.B. de C.V.,
3.875%, 06/27/2024 (Acquired 06/24/2014, Cost $2,987,700) * @ f	3,000,000	3,078,480
GTE Corporation,
8.750%, 11/01/2021	2,150,000	2,814,832
Hanson Limited,
6.125%, 08/15/2016 f	650,000	684,125
Hess Corporation,
8.125%, 02/15/2019	1,200,000	1,440,775
Hewlett-Packard Company:
3.300%, 12/09/2016	3,500,000	3,619,172
2.750%, 01/14/2019	2,550,000	2,614,270
Historic TW, Inc.,
6.875%, 06/15/2018	392,000	455,895
Hutchison Whampoa International (09) Limited,
7.625%, 04/09/2019 (Acquired 10/16/2009 through 04/16/2014, Cost $6,096,553) * f	5,400,000	6,512,006
Hutchison Whampoa International (14) Limited,
1.625%, 10/31/2017 (Acquired 10/28/2014, Cost $1,995,400) * f	2,000,000	1,991,794
Hyundai Capital Services, Inc.,
3.500%, 09/13/2017 (Acquired 08/04/2014 through 09/30/2014, Cost $6,397,595) * f	6,150,000	6,380,268
Ingersoll-Rand Company,
6.391%, 11/15/2027 f	1,195,000	1,455,883
Ingersoll-Rand Global Holding Company Limited,
2.875%, 01/15/2019	3,000,000	3,077,190
Ingredion Incorporated,
1.800%, 09/25/2017	1,275,000	1,274,892
Johnson Controls, Inc.:
5.500%, 01/15/2016 @	1,625,000	1,684,314
4.250%, 03/01/2021	2,000,000	2,171,968
Kinder Morgan Finance Company LLC,
5.700%, 01/05/2016	2,500,000	2,582,625
Kraft Foods Group, Inc.,
3.500%, 06/06/2022	2,000,000	2,069,328
Laboratory Corporation of America Holdings,
4.625%, 11/15/2020	400,000	439,702
Lafarge S.A.:
6.200%, 07/09/2015 (Acquired 07/06/2010, Cost $999,140) * f	1,000,000	1,008,750
6.500%, 07/15/2016 f	625,000	660,938
Martin Marietta Materials, Inc.,
6.600%, 04/15/2018	75,000	84,828

Masco Corporation,
6.125%, 10/03/2016	2,200,000	2,344,320
MeadWestvaco Corporation,
7.375%, 09/01/2019 @	2,033,000	2,416,273
Medco Health Solutions, Inc.:
2.750%, 09/15/2015	215,000	216,833
7.125%, 03/15/2018	1,850,000	2,129,624
Merey Sweeny, L.P.,
8.850%, 12/18/2019 (Acquired 06/11/2013, Cost $1,654,149) *	1,454,448	1,684,589
Midcontinent Express Pipeline LLC,
6.700%, 09/15/2019 (Acquired 09/30/2014, Cost $1,122,558) *	1,000,000	1,087,500
Murphy Oil Corporation,
3.700%, 12/01/2022	5,000,000	4,620,910
Mylan, Inc.,
7.875%, 07/15/2020 (Acquired 07/22/2013, Cost $1,056,612) *	1,000,000	1,056,511
Nabors Industries, Inc.,
6.150%, 02/15/2018	825,000	881,063
Nationwide Building Society,
2.350%, 01/21/2020 (Acquired 01/12/2015, Cost $2,999,010) * f	3,000,000	3,019,164
NiSource Finance Corp.,
4.450%, 12/01/2021	2,000,000	2,182,136
Noble Energy, Inc.:
8.250%, 03/01/2019 @	1,000,000	1,196,327
4.150%, 12/15/2021	450,000	476,615
ONEOK Partners, L.P.,
3.375%, 10/01/2022	6,000,000	5,692,518
Pearson Funding Two plc,
4.000%, 05/17/2016 (Acquired 10/03/2014, Cost $6,189,188) * f	6,000,000	6,191,436
Petrofac Limited,
3.400%, 10/10/2018 (Acquired 10/03/2013 through 09/19/2014, Cost $6,953,677) * @ f	6,880,000	6,783,914
Phillips 66 Partners L.P.,
3.605%, 02/15/2025	2,000,000	2,003,366
Pioneer Natural Resources Company,
6.875%, 05/01/2018	1,225,000	1,388,275
Plum Creek Timberlands, L.P.,
5.875%, 11/15/2015	2,445,000	2,516,333
POSCO,
5.250%, 04/14/2021 (Acquired 04/08/2011 through 09/22/2011, Cost $2,977,678) * @ f	3,000,000	3,415,089
R.R. Donnelley & Sons Company:
8.600%, 08/15/2016	1,000,000	1,085,000
6.125%, 01/15/2017	43,000	45,473
7.625%, 06/15/2020 @	1,000,000	1,142,500
Rio Tinto Alcan, Inc.,
5.000%, 06/01/2015 f	450,000	452,919
Rio Tinto Finance (USA) Limited:
9.000%, 05/01/2019 f	2,975,000	3,772,624
3.500%, 11/02/2020 f	500,000	527,270
Rockies Express Pipeline LLC:
3.900%, 04/15/2015 (Acquired 02/17/2011, Cost $3,000,005) *	3,000,000	2,998,125
5.625%, 04/15/2020 (Acquired 03/17/2010, Cost $999,110) *	1,000,000	1,045,100
Rockwell Automation, Inc.,
2.875%, 03/01/2025	3,000,000	3,024,156
RPM United Kingdom G.P.,
6.700%, 11/01/2015 (Acquired 03/06/2013, Cost $3,399,168) * f	3,300,000	3,389,691
SABMiller Holdings, Inc.,
0.945%, 08/01/2018 (Acquired 10/28/2014, Cost $3,997,520) *	3,980,000	3,991,649
Samarco Mineracao S.A.,
5.375%, 09/26/2024 (Acquired 09/23/2014, Cost $1,670,511) * f	1,675,000	1,570,480
Schneider Electric SE,
2.950%, 09/27/2022 (Acquired 09/20/2012, Cost $1,994,680) * f	2,000,000	2,030,918
Seagate HDD Cayman,
6.875%, 05/01/2020 f	5,000,000	5,187,500
Southwestern Bell Telephone, L.P.,
7.000%, 07/01/2015	125,000	126,774
Sprint Communications, Inc.,
6.000%, 12/01/2016	500,000	522,000
Sunoco, Inc.,
5.750%, 01/15/2017	1,275,000	1,363,445
Sysco Corporation:
3.000%, 10/02/2021	2,550,000	2,632,969
2.600%, 06/12/2022	150,000	149,517
TC PipeLines L.P.,
4.375%, 03/13/2025	2,500,000	2,524,790

Teck Resources Limited,
3.150%, 01/15/2017 f	1,000,000	1,011,905
Telecom Italia Capital,
5.250%, 10/01/2015 f	4,425,000	4,493,322
Telefonica Emisiones S.A.U.:
6.421%, 06/20/2016 f	3,450,000	3,665,766
6.221%, 07/03/2017 f	1,000,000	1,104,148
3.192%, 04/27/2018 f	1,000,000	1,042,942
Telstra Corp. Ltd.,
3.125%, 04/07/2025 (Acquired 03/30/2015, Cost $5,640,395) * f	5,650,000	5,684,691
Teva Pharmaceutical Finance IV, LLC,
2.250%, 03/18/2020	1,250,000	1,257,489
Texas Eastern Transmission, L.P.,
6.000%, 09/15/2017 (Acquired 11/07/2013 through 11/14/2014, Cost $2,272,600) *	2,073,000	2,288,229
The Dow Chemical Company,
8.550%, 05/15/2019	2,800,000	3,505,650
The Mosaic Company,
4.250%, 11/15/2023	2,000,000	2,132,936
Time Warner Cable, Inc.,
5.850%, 05/01/2017 @	1,000,000	1,087,676
Time Warner, Inc.:
4.700%, 01/15/2021	1,325,000	1,475,140
4.750%, 03/29/2021	2,000,000	2,233,010
TransCanada PipeLines Ltd.:
1.875%, 01/12/2018 f	3,000,000	3,028,413
9.875%, 01/01/2021 f	150,000	202,245
TSMC Global Ltd.,
1.625%, 04/03/2018 (Acquired 03/27/2013, Cost $3,297,789) * f	3,300,000	3,271,468
Tyco Electronics Group S.A.,
6.550%, 10/01/2017 f	1,245,000	1,395,804
United AirLines, Inc. Pass Through Trust,
Series 91A2, 10.020%, 03/22/2014 ** § †	68,114	19,753
Vale Overseas Limited:
6.250%, 01/23/2017 f	1,650,000	1,748,505
4.375%, 01/11/2022 @ f	2,425,000	2,331,080
Valero Energy Corporation,
9.375%, 03/15/2019	5,898,000	7,387,693
Verizon Communications, Inc.:
5.150%, 09/15/2023	6,100,000	6,993,552
4.150%, 03/15/2024 @	2,000,000	2,148,438
Viacom, Inc.,
6.250%, 04/30/2016	500,000	529,724
Vulcan Materials Company,
7.000%, 06/15/2018	2,000,000	2,275,000
Wabtec Corporation,
4.375%, 08/15/2023	3,000,000	3,233,967
Walgreen Co.,
5.250%, 01/15/2019	637,000	714,269
Waste Management, Inc.,
3.125%, 03/01/2025 @	1,975,000	1,994,031
Wesfarmers Limited,
1.874%, 03/20/2018 (Acquired 03/13/2013, Cost $3,900,000) * f	3,900,000	3,924,664
Williams Partners L.P.:
5.250%, 03/15/2020 @	1,000,000	1,100,923
4.125%, 11/15/2020 @	1,475,000	1,536,664
4.300%, 03/04/2024 @	2,500,000	2,494,562
		359,523,758	20.8%
Total Corporate Bonds		769,669,748	44.5%

Other Government Related Securities
CDP Financial, Inc.,
4.400%, 11/25/2019 (Acquired 11/20/2009, Cost $997,520) * f	1,000,000	1,112,927
Centrais Eletricas Brasileiras SA,
5.750%, 10/27/2021 (Acquired 10/20/2011 through 10/25/2011, Cost $1,151,774) * f	1,150,000	994,750
CNOOC Finance 2013 Ltd.,
3.000%, 05/09/2023 @ f	2,000,000	1,953,594
CNOOC Nexen Finance (2014) ULC,
4.250%, 04/30/2024 f	5,150,000	5,474,836
Corp Andina de Fomento,
4.375%, 06/15/2022 f	680,000	742,559
Export-Import Bank of Korea,
2.250%, 01/21/2020 f	3,200,000	3,230,810
Federal Home Loan Mortgage Corporation (FHLMC):

1.375%, 05/01/2020 @	10,000,000	9,928,440
2.375%, 01/13/2022	300,000	310,229
KFW,
4.875%, 06/17/2019 f	3,250,000	3,714,412
Korea Electric Power Corporation,
6.750%, 08/01/2027 f	300,000	388,686
Korea Gas Corporation,
2.875%, 07/29/2018 (Acquired 07/22/2013, Cost $994,790) * f	1,000,000	1,030,116
Mexico Government International Bond,
5.125%, 01/15/2020 f	2,650,000	2,970,650
Petrobras Global Finance B.V.,
2.631%, 03/17/2017 f	1,700,000	1,563,830
Petrobras International Finance Company S.A.,
3.875%, 01/27/2016 @ f	4,175,000	4,095,174
Petroleos Mexicanos:
3.125%, 01/23/2019 f	2,000,000	2,040,000
5.500%, 01/21/2021 f	2,000,000	2,195,000
Portigon AG,
4.796%, 07/15/2015 f	1,811,000	1,826,669
The Korea Development Bank,
3.875%, 05/04/2017 f	2,150,000	2,252,222
		45,824,904	2.6%
Taxable Municipal Bonds
Alaska Municipal Bond Bank Authority:
4.309%, 08/01/2018	1,000,000	1,077,280
4.459%, 08/01/2019	1,340,000	1,469,658
California Qualified School Bond Joint Powers Authority,
5.955%, 03/01/2019	3,375,000	3,762,011
California School Finance Authority,
4.426%, 07/01/2020	2,500,000	2,689,375
Central Valley Support Joint Powers Agency,
5.326%, 09/01/2022	2,000,000	2,238,440
County of Contra Costa CA,
5.140%, 06/01/2017	2,500,000	2,640,100
Dallas Independent School District,
4.950%, 02/15/2022 (Callable 02/15/2021)	1,965,000	2,258,473
Davie Florida Water & Sewer Revenue,
6.062%, 10/01/2025 (Callable 10/01/2020)	1,000,000	1,174,380
Government Development Bank for Puerto Rico,
4.704%, 05/01/2016	3,525,000	2,699,833
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 06/01/2015)	970,000	969,981
New Hampshire Housing Finance Authority,
2.600%, 01/01/2020	1,880,000	1,923,898
New Jersey Economic Development Authority,
1.802%, 06/15/2017	5,000,000	5,004,750
North Carolina Housing Finance Agency,
4.000%, 01/01/2030 (Callable 07/01/2021)	395,000	410,551
North East Independent School District/TX,
5.240%, 08/01/2027	2,100,000	2,542,365
State of California,
5.500%, 03/01/2016	500,000	521,940
		31,383,035	1.8%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corporation (FGLMC):
6.000%, 06/01/2021	123,399	135,823
6.000%, 07/01/2028	9,170	10,534
Federal Home Loan Mortgage Corporation (FHLMC):
Series 74, Class F, 6.000%, 10/15/2020	1,342	1,428
Series 1395, Class G, 6.000%, 10/15/2022	11,333	12,321
Federal National Mortgage Association (FNMA):
Series 1989-2, Class D, 8.800%, 01/25/2019	5,108	5,543
Series 1990-108, Class G, 7.000%, 09/25/2020	5,295	5,810
Series G-29, Class O, 8.500%, 09/25/2021	605	690
Series 1991-137, Class H, 7.000%, 10/25/2021	31,595	35,150
Series 1993-32, Class H, 6.000%, 03/25/2023	19,401	21,178
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	478,985	489,052
Government National Mortgage Association (GNMA),
Series 1999-4, Class ZB, 6.000%, 02/20/2029	112,330	126,656
		844,185	0.1%
Non-U.S. Government Agency Issues
Alternative Loan Trust:

Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020	327,222	327,295
Series 2005-85CB, Class 3A1, 5.250%, 02/25/2021 (Acquired 09/26/2007 through 01/28/2009, Cost $279,452) * §	282,810	274,346
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021	498,186	484,066
Series 2005-11CB, Class 2A1, 5.500%, 06/25/2035 §	77,829	78,015
Banc of America Alternative Loan Trust:
Series 2003-11, Class 4A1, 4.750%, 01/25/2019	82,732	83,437
Series 2004-2, Class 5A1, 5.500%, 03/25/2019	272,748	278,104
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	389,193	400,016
Series 2005-6, Class 7A1, 5.500%, 07/25/2020	17,432	17,540
Series 2006-2, Class 7A1, 6.000%, 03/25/2021	270,136	272,336
Series 2003-9, Class 1CB2, 5.500%, 11/25/2033	88,057	88,064
Series 2006-3, Class 6A1, 6.000%, 04/25/2036	322,390	331,057
Series 2006-4, Class 3CB4, 6.000%, 05/25/2046 §	452,756	381,434
Banc of America Funding Trust,
Series 2004-2, Class 1CB1, 5.750%, 09/20/2034	4,852,007	5,229,125
Bear Stearns ARM Trust,
Series 2004-5, Class 2A, 3.012%, 07/25/2034	2,946,139	2,950,107
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-3, Class 3A27, 5.500%, 07/25/2035	16,719	16,920
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020	621,430	617,428
Series 2006-A1, Class 2A1, 2.486%, 03/25/2036	599,829	483,761
Lehman Mortgage Trust,
Series 2006-4, Class 3A1, 5.000%, 08/25/2021	117,817	114,782
MASTR Alternative Loan Trust:
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	348,270	353,485
Series 2004-3, Class 1A1, 5.000%, 03/25/2019	91,535	93,593
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	87,368	90,402
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 05/25/2019	33,628	34,083
Salomon Brothers Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033	95,622	103,196
Structured Asset Securities Corp Mortgage Pass-Through Certificates,
Series 2004-22, Class A2, 5.092%, 01/25/2035	6,907,553	7,137,015
WaMu Mortgage Pass-Through Certificates:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	437,547	448,312
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	763,911	791,305
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	253,620	265,572
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	260,750	269,682
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	175,808	183,242
Series 2004-AR3, Class A1, 2.372%, 06/25/2034	6,250,997	6,309,119
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	4,671,332	4,992,197
		33,499,036	1.9%
Asset Backed Securities
Amresco Residential Securities Mortgage Loan Trust,
Series 1998-1, Class A6, 6.510%, 08/25/2027	14,448	15,544
Argent Securities Inc Asset-Backed Pass-Through Certificates,
Series 2005-W3, Class A2D, 0.514%, 11/25/2035	2,620,338	2,541,817
Capital Auto Receivables Asset Trust,
Series 2014-2, Class A2, 0.910%, 04/20/2017	5,575,000	5,572,402
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3, Class A3, 0.324%, 10/25/2036	61,191	61,155
Cityscape Home Equity Loan Trust,
Series 1997-C, Class A4, 7.000%, 07/25/2028 §	3,921	3,953
Conseco Financial Corp.:
Series 1993-4, Class A5, 7.050%, 01/15/2019	5,867	6,003
Series 1998-2, Class A5, 6.240%, 12/01/2028	311,617	321,148
Series 1998-3, Class A5, 6.220%, 03/01/2030	479,395	506,528
Series 1998-4, Class A5, 6.180%, 04/01/2030	189,335	202,917
Countrywide Asset-Backed Certificates:
Series 2006-S3, Class A2, 6.085%, 06/25/2021	203,852	203,009
Series 2004-12, Class AF6, 4.634%, 03/25/2035	23,801	24,150
Series 2005-1, Class AF6, 5.030%, 07/25/2035	1,119,604	1,139,811
Series 2006-13, Class 1AF3, 4.878%, 01/25/2037 §	214,933	264,154
Series 2006-9, Class 1AF3, 5.225%, 10/25/2046 §	1,139,759	1,023,197
Delta Funding Home Equity Loan Trust:
Series 1997-2, Class A6, 7.040%, 06/25/2027	4,213	4,283
Series 1999-1, Class A6F, 6.340%, 12/15/2028	7	7
Series 1999-2, Class A7F, 7.030%, 08/15/2030	403,854	418,626
First Franklin Mortgage Loan Trust,
Series 2004-FF7, Class A1, 0.814%, 09/25/2034	4,309,221	4,297,173
Ford Credit Auto Owner Trust:
Series 2014-1, Class A, 2.260%, 11/15/2025 (Acquired 10/07/2014 through 10/09/2014, Cost $10,910,703) *	10,859,000	11,060,293

Series 2014-2, Class A, 2.310%, 04/15/2026 (Acquired 10/07/2014, Cost $11,745,689) *	11,750,000	11,969,584
IMC Home Equity Loan Trust,
Series 1998-1, Class A6, 7.020%, 06/20/2029	4,563	4,565
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 0.301%, 07/25/2036	4,776,747	4,593,764
Kubota Credit Owner Trust,
Series 2015-1A, Class A3, 1.540%, 03/15/2019 (Acquired 01/22/2015, Cost $10,048,597) *	10,050,000	10,055,759
New Century Home Equity Loan Trust,
Series 2005-B, Class A2C, 0.454%, 10/25/2035	1,030,863	1,026,887
Nomura Holdings, Inc.,
Series 2006-HE2, Class A3, 0.344%, 03/25/2036	7,970,904	7,691,612
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	86,218	88,319
RAAC Series Trust,
Series 2004-SP1, Class AI4, 5.285%, 08/25/2027	9,513	9,670
RAMP Series Trust:
Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	102,179	103,372
Series 2006-NC1, Class A2, 0.364%, 01/25/2036	1,843,299	1,833,278
Saxon Asset Securities Trust,
Series 2005-4, Class A1B, 0.554%, 11/25/2037	4,205,803	4,078,556
Securitized Asset Backed Receivables LLC Trust,
Series 2005-OP2, Class A1, 0.499%, 10/25/2035 (Acquired 03/13/2014, Cost $7,148,992) *	7,237,196	7,149,930
Soundview Home Loan Trust,
Series 2003-2, Class A2, 1.474%, 11/25/2033	3,849,234	3,811,711
Specialty Underwriting & Residential Finance Trust:
Series 2004-BC4, Class A1A, 0.844%, 10/25/2035	3,432,510	3,338,013
Series 2006-BC1, Class A2D, 0.474%, 12/25/2036	7,617,879	7,378,076
Springleaf Funding Trust,
Series 2013-AA, Class A, 2.580%, 09/15/2021 (Acquired 02/14/2014, Cost $4,326,132) *	4,308,846	4,328,003
Springleaf Mortgage Loan Trust,
Series 2012-1A, Class A, 2.667%, 09/25/2057 (Acquired 04/11/2012, Cost $1,485,758) *	1,485,775	1,504,943
Structured Asset Investment Loan Trust,
Series 2004-9, Class A5, 1.174%, 10/25/2034	7,414,169	7,396,434
Synchrony Credit Card Master Note Trust:
Series 2014-1, Class A, 1.610%, 11/15/2020	3,825,000	3,836,119
Series 2012-2, Class A, 2.220%, 01/15/2022	8,250,000	8,325,125
Wells Fargo Home Equity Asset-Backed Securities,
Series 2004-2, Class A33, 0.674%, 10/25/2034	3,473,159	3,364,279
		119,554,169	6.9%
Commercial Mortgage Backed Securities
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	4,891,596	4,914,968
CD Commercial Mortgage Trust,
Series 2005-CD1, Class A4, 5.225%, 07/15/2044	6,321,517	6,351,709
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C5, Class A4, 5.100%, 08/15/2038	3,137,427	3,145,914
DBUBS Mortgage Trust,
Series 2011-LC3A, Class A2, 3.642%, 08/10/2044	9,240,000	9,482,273
Federal National Mortgage Association (FNMA):
Series 2013-M1, Class ASQ2, 1.074%, 11/25/2016	2,697,713	2,707,684
Series 2012-M9, Class ASQ2, 1.513%, 12/25/2017	1,125,000	1,135,514
FHLMC Multifamily Structured Pass Through Certificates:
Series K501, Class A2, 1.655%, 11/25/2016	2,345,000	2,370,800
Series K702, Class A2, 3.154%, 02/25/2018	275,000	289,333
Series K704, Class A2, 2.412%, 08/25/2018	300,000	310,256
Series K705, Class A2, 2.303%, 09/25/2018	3,000,000	3,092,535
Series K708, Class A2, 2.130%, 01/25/2019	8,300,000	8,505,450
Series K003, Class A4, 5.053%, 01/25/2019	9,000,000	10,090,665
Series K004, Class A2, 4.186%, 08/25/2019	5,875,000	6,460,743
Series K005, Class A2, 4.317%, 11/25/2019	4,975,000	5,512,827
Series K006, Class A2, 4.251%, 01/25/2020	2,643,000	2,926,626
Series KF02, Class A3, 0.801%, 07/25/2020	5,794,437	5,832,924
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	4,338,032	4,354,303
Series 2012-C8, Class ASB, 2.379%, 10/15/2045 (Acquired 11/21/2014 through 01/16/2015, Cost $8,066,491) *	8,004,000	8,101,457
NCUA Guaranteed Notes Trust,
Series 2010-C1, Class A2, 2.900%, 10/29/2020	2,150,000	2,203,655
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4, 5.271%, 12/15/2044	8,859,269	8,968,149
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class ASB, 3.244%, 12/15/2047	16,400,000	17,158,188
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	8,000,000	8,526,112

Series 2014-C21, Class A2, 2.917%, 08/15/2047	2,435,234	2,537,865
Series 2014-C24, Class ASB, 3.324%, 11/15/2047	8,275,000	8,715,933
		133,695,883	7.7%
Total Long-Term Investments (Cost $1,642,209,971)		1,676,127,601	96.8%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Cash Advantage Fund, 0.06% «	40,030,530	40,030,530
Short-Term Investments Trust - Liquid Assets Portfolio, 0.08% «	33,000,000	33,000,000
Total Short-Term Investments (Cost $73,030,530)		73,030,530	4.2%

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Investment Companies
Mount Vernon Securities Lending Trust Prime Portfolio, 0.24% «	67,316,873	67,316,873
Total Investment Companies (Cost $67,316,873)		67,316,873	3.9%
Total Investments Purchased With Cash Proceeds From
Securities Lending (Cost $67,316,873)		67,316,873	3.9%
Total Investments (Cost $1,782,557,374)		1,816,475,004	104.9%
Liabilities in Excess of Other Assets		(85,408,029)	(4.9)%
TOTAL NET ASSETS		$1,731,066,975	100.0%

Notes to Schedule of Investments
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or or may extend only to qualified institutional buyers.  At
March 31, 2015, the value of these securities total $287,277,598, which represents 16.60% of total net assets.

**	Illiquid Security
@	This security or portion of this security is out on loan at March 31, 2015.
f	Foreign Security
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.

Baird Intermediate Bond Fund
Schedule of Investments, March 31, 2015 (Unaudited)
Summary of Fair Value Exposure at March 31, 2015 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1	-	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2	-
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3	-	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$-	$541,656,641	$-	$541,656,641
Corporate Bonds	-	769,649,995	19,753	769,669,748
Other Government Related Securities	-	45,824,904	-	45,824,904
Taxable Municipal Bonds	-	31,383,035	-	31,383,035
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	844,185	-	844,185
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	33,499,036	-	33,499,036
Asset Backed Securities	-	119,554,169	-	119,554,169
Commercial Mortgage-Backed Securities	-	133,695,883	-	133,695,883
Total Long-Term Investments	-	1,676,107,848	19,753	1,676,127,601

Short-Term Investments
Money Market Mutual Funds	73,030,530	-	-	73,030,530
Total Short-Term Investments	73,030,530	-	-	73,030,530

Investments Purchased with Cash
Proceeds from Securities Lending
Investment Companies	67,316,873	-	-	67,316,873
Total Investments Purchased with
Cash Proceeds from Securities Lending	67,316,873	-	-	67,316,873

Total Investments	$140,347,403	$1,676,107,848	$19,753	$1,816,475,004

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2014	$20,511
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(758)
Purchases	-
Sales	-
Transfers in and/or out of Level 3 *	-
Balance as of March 31, 2015	$19,753

* Transfers between levels are recognized at the end of the reporting period.

Baird Intermediate Municipal Bond Fund
Schedule of Investments
March 31, 2015 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
Alabama State Public School & College Authority,
5.000%, 05/01/2019	$1,000,000	$1,149,480
Gulf Shores Alabama,
5.000%, 12/15/2018 (Callable 12/15/2017)(Insured by AGM)	1,080,000	1,203,984
		2,353,464	0.2%
Alaska
Alaska State Housing Finance Corporation,
5.000%, 06/01/2017 (Callable 06/01/2015)(Insured by NPFGC)	1,000,000	1,007,370	0.1%
Arizona
Gila County Arizona Unified School District Bonds,
5.250%, 07/01/2027 (Pre-refunded to 07/01/2017)	1,000,000	1,103,030
Maricopa County Arizona University School District No. 48 Scottsdale,
4.000%, 07/01/2026 (Pre-refunded to 07/01/2016)	1,860,000	1,945,411
		3,048,441	0.3%
Arkansas
Arkansas Development Finance Authority,
5.500%, 12/01/2018 (ETM)	1,000,000	1,123,780	0.1%
California
Bakersfield California Certificates Participation,
0.000%, 04/15/2021 (ETM)	12,380,000	11,178,026
Commerce Community Development Commission,
0.000%, 08/01/2021 (ETM)	815,000	595,968
Pittsburg California Redevelopment Agency Residential Mortgage Revenue,
9.600%, 06/01/2016 (ETM)	3,725,000	4,111,357
Port Oakland California Revenue,
5.000%, 11/01/2017 (Insured by NPFGC)	1,800,000	1,991,034
San Joaquin Hills California Transportation Corridor Agency Toll Road Revenue:
0.000%, 01/01/2020 (ETM)	6,865,000	6,449,599
0.000%, 01/01/2023 (ETM)	14,000,000	12,027,960
San Marcos California Public Facilities Authority Revenue,
0.000%, 09/01/2019 (ETM)	17,295,000	16,326,999
Woodside California Elementary School District Government School Bonds,
5.000%, 10/01/2023 (Pre-refunded to 10/01/2016)	1,130,000	1,209,665
		53,890,608	4.7%
Colorado
Colorado Health Facilities Authority,
0.000%, 07/15/2022 (ETM)	4,540,000	3,887,965
Colorado Springs Colorado Hospital Revenue Bonds,
5.000%, 12/15/2032 (Pre-refunded to 12/15/2018)	1,300,000	1,485,848
Colorado Springs Colorado Utilities Revenue Bonds,
5.875%, 11/15/2017 (ETM)	4,720,000	5,099,441
County of El Paso Colorado Mortgage Revenue Bonds,
0.000%, 09/01/2015 (ETM)	2,230,000	2,227,524
Dawson Ridge Metropolitan District No. 1 Colorado:
0.000%, 10/01/2022 (ETM)	26,895,000	23,185,642
0.000%, 10/01/2022 (ETM)	17,540,000	15,120,883
Regional Transportation District Colorado Sales Tax Revenue,
5.000%, 11/01/2036 (Pre-refunded to 11/01/2016)	6,785,000	7,275,352
		58,282,655	5.1%
Connecticut
State of Connecticut,
5.000%, 10/15/2020	4,390,000	5,176,249	0.4%
Delaware
State of Delaware,
5.000%, 03/01/2020	2,000,000	2,356,620	0.2%

Florida
Brevard County Florida School Board,
5.000%, 07/01/2020 (Callable 07/01/2017)(Insured by AMBAC)	1,925,000	2,097,249
Broward County Florida School Board:
5.250%, 07/01/2022 (Callable 07/01/2021)	8,390,000	9,945,002
5.250%, 07/01/2023 (Callable 07/01/2021)	4,915,000	5,759,987
County of St. Lucie Florida,
6.000%, 10/01/2020 (ETM)	6,420,000	7,689,106
Dade County Florida Health Facility Authority Hospital Revenue,
5.750%, 05/01/2021 (ETM)	1,570,000	1,757,631
Escambia County Florida Housing Finance Authority Multifamily Housing Revenue,
0.000%, 10/15/2018 (ETM)	4,130,000	3,928,580
Florida State Board of Education,
5.000%, 06/01/2022 (Callable 06/01/2019)	13,800,000	15,869,586
Florida State Department of Management Services,
5.000%, 08/01/2018	2,500,000	2,819,450
Florida State Mid-Bay Bridge Authority Revenue:
6.875%, 10/01/2022 (ETM)	4,675,000	5,863,712
6.875%, 10/01/2022 (ETM)	3,175,000	3,982,307
Florida State Municipal Power Agency Revenue,
5.000%, 10/01/2017 (Callable 05/01/2015)(ETM)	1,590,000	1,762,117
Gulf Environmental Services Inc. Florida Revenue Bonds,
5.000%, 10/01/2018 (ETM)	1,065,000	1,157,517
Hillsborough County Florida School Board Master Lease Program,
5.500%, 07/01/2018 (Insured by NPFGC)	2,000,000	2,276,940
Hillsborough County Industrial Development Authority:
5.625%, 08/15/2029 (Pre-refunded to 08/15/2018)	2,535,000	2,929,471
8.000%, 08/15/2032 (Pre-refunded to 08/15/2019)	1,940,000	2,507,353
Miami Beach Florida Resort Tax Revenue,
6.250%, 10/01/2022 (ETM)	1,470,000	1,773,099
Miami-Dade County Florida,
4.500%, 10/01/2020	7,100,000	8,169,260
Miami-Dade County Florida Entitlement Revenue Bonds,
5.000%, 08/01/2015 (Insured by NPFGC)	3,000,000	3,046,530
Miami-Dade County Florida School Board,
5.000%, 05/01/2016 (Insured by NPFGC)	3,000,000	3,142,800
Miami-Dade County Florida Water & Sewer Revenue,
5.250%, 10/01/2022	1,125,000	1,373,040
Orlando Florida Utilities Commission Water & Electric Revenue,
6.750%, 10/01/2017 (ETM)	1,635,000	1,781,643
Palm Beach County Florida Revenue,
5.000%, 11/01/2018 (Pre-refunded to 11/01/2017)	1,000,000	1,111,830
Pinellas County Housing Finance Authority,
4.250%, 03/01/2027 (Callable 09/01/2019)	1,350,000	1,372,694
Sarasota County Florida School Board,
5.000%, 07/01/2015 (Insured by NPFGC)	1,000,000	1,011,350
Seminole County Florida Water & Sewage Revenue,
6.000%, 10/01/2019 (ETM)	5,200,000	5,796,544
Sunrise Florida Utility System Revenue,
5.500%, 10/01/2018 (ETM)	2,750,000	3,014,935
		101,939,733	8.9%
Georgia
Atlanta Georgia Water & Wastewater Revenue,
5.500%, 11/01/2017 (Insured by AGM)	8,445,000	9,448,688
Forsyth County Georgia Hospital Authority Revenue Anticipation Certificates,
6.375%, 10/01/2028 (ETM)	8,050,000	10,324,527
Georgia Municipal Electric Authority Power Revenue,
6.500%, 01/01/2017 (Insured by AGM)	1,905,000	2,019,929
Gwinnett County Georgia School District,
5.000%, 02/01/2026 (Pre-refunded to 02/01/2018)	7,400,000	8,251,740
Northwestern Gwinnett County Georgia Facilities Corporation I Certificate Participation,
5.750%, 06/15/2019 (Pre-refunded to 06/15/2015)	1,735,000	1,762,847
Richmond County Development Authority:
0.000%, 12/01/2021 (ETM)	720,000	643,644

0.000%, 12/01/2021 (ETM)	3,510,000	3,137,764
State of Georgia,
5.000%, 07/01/2020 (Callable 07/01/2017)	12,570,000	13,793,564
Walton County School District,
5.000%, 08/01/2024 (Pre-refunded to 08/01/2015)	1,000,000	1,015,820
		50,398,523	4.4%
Illinois
Chicago Illinois,
5.000%, 01/01/2017 (Callable 01/01/2016)(Insured by AGM)	2,360,000	2,438,258
Chicago Illinois Board of Education:
5.000%, 12/01/2017 (Callable 12/01/2016)(Insured by AGM)	4,345,000	4,618,648
5.000%, 12/01/2017 (Insured by AMBAC)	2,100,000	2,243,808
6.000%, 01/01/2020 (Insured by NPFGC)	14,745,000	16,303,104
Chicago Illinois Public Building Community Building Revenue,
7.000%, 01/01/2020 (ETM)	1,555,000	1,904,113
Cook County Community High School District No. 233,
4.000%, 12/01/2026 (Callable 06/01/2022)	3,695,000	4,112,165
Cook County Illinois School District No. 097,
9.000%, 12/01/2015 (Insured by NPFGC)	2,605,000	2,753,094
Cook County Illinois School District No. 100,
8.100%, 12/01/2016 (ETM)	1,430,000	1,609,036
Cook County Illinois School District No. 159,
0.000%, 12/01/2022 (ETM)	2,000,000	1,691,340
Dupage County Illinois Stormwater Project,
5.600%, 01/01/2021	860,000	969,323
Illinois Finance Authority:
0.000%, 07/15/2023 (ETM)	21,475,000	18,047,805
0.000%, 07/15/2025 (ETM)	12,625,000	9,818,336
6.625%, 11/01/2039 (Callable 05/01/2019)	395,000	479,672
Illinois Municipal Electric Agency Power Supply Revenue Bonds,
5.250%, 02/01/2016 (Insured by NPFGC)	1,000,000	1,039,550
Illinois State:
5.000%, 01/01/2019 (Insured by AGM)	1,000,000	1,108,970
4.000%, 09/01/2019 (Callable 09/01/2018)(Insured by AGM)	5,000,000	5,279,950
6.000%, 11/01/2026 (Insured by NPFGC)	3,000,000	3,699,540
Illinois State Toll Highway Authority Priority Revenue Bonds,
5.500%, 01/01/2016 (Insured by AGM)	2,100,000	2,180,388
Illinois State Toll Highway Authority Revenue Bonds:
5.000%, 01/01/2026 (Pre-refunded to 07/01/2016)	1,065,000	1,127,122
5.000%, 01/01/2031 (Pre-refunded to 07/01/2016)	2,055,000	2,174,868
Kane County Community Unit School District No. 304 Geneva,
9.000%, 01/01/2023 (Insured by AGM)	2,000,000	2,925,920
Kane McHenry Cook & De Kalb Counties Illinois School District No. 300:
7.750%, 01/01/2017 (ETM)	1,835,000	2,060,944
7.000%, 01/01/2018 (ETM)	5,775,000	6,715,747
7.000%, 01/01/2018 (ETM)	365,000	424,459
7.000%, 01/01/2019 (ETM)	1,755,000	2,125,147
Kendall Kane & Will Counties Community Unit School District No. 308,
0.000%, 02/01/2021	13,625,000	11,879,229
Lake County Illinois Community High School District No. 124 Grant,
5.000%, 12/01/2017	1,050,000	1,169,332
McHenry & Kane Counties Illinois Community School District No. 158:
0.000%, 01/01/2016 (ETM)	1,245,000	1,241,850
0.000%, 01/01/2016	725,000	719,048
Metropolitan Pier & Exposition Authority Illinois:
5.500%, 06/15/2016 (ETM)	1,805,000	1,916,206
5.500%, 12/15/2023 (ETM)	2,250,000	2,700,720
Regional Transportation Authority Illinois:
7.750%, 06/01/2020	1,000,000	1,169,360
6.700%, 11/01/2021	1,200,000	1,397,892
6.000%, 07/01/2022 (Insured by NPFGC)	4,705,000	5,924,771
Southern Illinois University Revenue:
5.250%, 04/01/2018 (Insured by NPFGC)	1,075,000	1,182,317
5.250%, 04/01/2019 (Insured by NPFGC)	1,390,000	1,554,660

Village of Schaumburg IL,
4.000%, 12/01/2024 (Callable 12/01/2022)	5,750,000	6,393,770
Winnebago County Illinois School District No. 122 Harlam-Loves Park:
0.000%, 01/01/2018 (ETM)	155,000	150,732
0.000%, 01/01/2018 (Insured by AGM)	1,205,000	1,121,915
		136,373,109	11.8%
Indiana
Franklin Community Multi-School Building Corp.,
5.000%, 07/15/2020	1,990,000	2,218,034
Hammond Indiana Multi-School Building Corporation Revenue Bonds:
6.000%, 01/15/2018 (ETM)	635,000	677,634
5.000%, 07/15/2018 (Insured by NPFGC)	1,330,000	1,479,013
Indiana State Office Building Commissions Facilities Revenue Bonds,
5.250%, 07/01/2017	1,115,000	1,223,300
Indianapolis Local Public Improvement Bond Bank,
5.500%, 01/01/2019 (Insured by NPFGC)	1,155,000	1,300,992
Indianapolis Local Public Improvement Bond Waterworks Project,
5.500%, 07/01/2018 (Insured by NPFGC)	3,460,000	3,880,217
Perry Township Multi School Building Corporation,
5.000%, 07/10/2018 (Callable 07/10/2015)	1,000,000	1,012,780
Pike County Multi-School Building Corp.,
5.000%, 07/15/2021	1,125,000	1,332,799
Purdue University Indiana Revenue,
5.000%, 07/01/2015	1,650,000	1,669,123
South Bend Indiana Community School Building Corporation,
5.000%, 07/15/2017 (Insured by NPFGC)	1,000,000	1,092,200
		15,886,092	1.4%
Kansas
City of Wichita KS:
5.000%, 11/15/2029 (Callable 11/15/2021)	40,000	48,815
5.000%, 11/15/2034 (Pre-refunded to 11/15/2019)	1,055,000	1,233,991
Wyandotte County Kansas Revenue,
5.000%, 09/01/2019 (Callable 03/01/2019)(Insured by BHAC)	1,865,000	2,118,883
		3,401,689	0.3%
Kentucky
Jefferson County Kentucky School District Financial School Building Revenue Bonds,
5.500%, 01/01/2018 (Insured by AGM)	3,340,000	3,743,873
Louisville & Jefferson County Metropolitan Government,
6.125%, 02/01/2037 (Pre-refunded to 02/01/2018)	13,665,000	15,666,376
		19,410,249	1.7%
Louisiana
Louisiana Public Facilities Authority,
6.750%, 07/01/2039 (Pre-refunded to 07/01/2019)	2,305,000	2,810,325
Louisiana Public Facilities Authority Revenue:
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	9,935,000	12,800,850
5.500%, 05/15/2032 (Pre-refunded to 05/15/2026)	20,990,000	27,521,039
State of Louisiana:
5.000%, 11/15/2018	1,775,000	2,022,595
5.000%, 11/15/2020 (Callable 05/15/2020)	10,000,000	11,747,100
		56,901,909	4.9%
Maryland
City of Baltimore MD,
5.000%, 07/01/2024 (ETM)	1,195,000	1,463,158
State of Maryland:
5.000%, 03/15/2019 (Pre-refunded to 03/15/2017)	1,135,000	1,234,222
5.000%, 03/01/2021 (Callable 03/01/2020)	1,000,000	1,174,140
		3,871,520	0.3%
Massachusetts
Massachusetts Clean Water Trust,
5.000%, 08/01/2018 (Callable 08/01/2016)(Partially Pre-refunded)	2,115,000	2,246,320
Massachusetts Department of Transportation,
5.000%, 01/01/2020 (ETM)	1,770,000	1,952,434
Massachusetts State:
5.000%, 08/01/2020 (Pre-refunded to 08/01/2016)	5,820,000	6,182,179

4.000%, 12/01/2022 (Callable 12/01/2019)	15,000,000	16,650,450
Massachusetts State Water Resources Authority:
5.250%, 12/01/2015 (ETM)	1,115,000	1,152,330
6.500%, 07/15/2019 (ETM)	2,395,000	2,663,264
		30,846,977	2.7%
Michigan
Brighton Area School District/MI:
5.000%, 05/01/2020 (Insured by Q-SBLF)	1,300,000	1,485,081
5.000%, 05/01/2021 (Insured by Q-SBLF)	500,000	576,060
Detroit Michigan City School District,
5.000%, 05/01/2016 (Callable 05/01/2015)(Insured by AGM and Q-SBLF)	1,000,000	1,003,800
Fraser Public School District:
5.000%, 05/01/2024 (Insured by Q-SBLF)	1,000,000	1,192,780
5.000%, 05/01/2026 (Callable 05/01/2025)(Insured by Q-SBLF)	1,140,000	1,363,144
Garden City Hospital Finance Authority,
4.875%, 08/15/2027 (Pre-refunded to 08/15/2017)	1,000,000	1,096,080
Harper Creek Michigan Community School District,
5.000%, 05/01/2016 (Callable 05/01/2015)(Insured by AGM)	1,550,000	1,555,688
Jenison Michigan Public Schools,
5.250%, 05/01/2015 (Insured by NPFGC)	1,390,000	1,395,755
Lakeview Public School District,
5.000%, 05/01/2017 (Insured by NPFGC and Q-SBLF)	2,275,000	2,451,858
Michigan Finance Authority,
5.000%, 01/01/2019	7,000,000	7,984,830
Michigan State Housing Development Authority,
4.750%, 06/01/2016	4,000,000	4,096,920
Pinckney Community Schools:
5.000%, 05/01/2022 (Insured by Q-SBLF)	1,935,000	2,246,651
5.000%, 05/01/2023 (Insured by Q-SBLF)	2,200,000	2,568,126
St Johns Public Schools,
5.000%, 05/01/2021 (Insured by Q-SBLF)	5,040,000	5,878,152
State of Michigan,
0.000%, 06/01/2022 (ETM)	2,000,000	1,754,160
Wayne-Westland Community Schools,
5.000%, 05/01/2019 (Insured by Q-SBLF)	2,060,000	2,335,731
		38,984,816	3.4%
Minnesota
Minnesota State Housing Finance Agency Homeownership Finance Bond:
4.250%, 07/01/2028 (Callable 01/01/2020)	585,000	610,693
4.500%, 07/01/2034 (Callable 07/01/2021)	1,285,000	1,336,271
University of Minnesota,
5.500%, 07/01/2021 (ETM)	9,980,000	11,926,699
Western Minnesota Municipal Power Agency,
6.375%, 01/01/2016 (ETM)	420,000	439,316
		14,312,979	1.2%
Mississippi
Mississippi Development Bank Special Obligations,
5.250%, 10/01/2030 (Pre-refunded to 10/01/2015)	1,110,000	1,137,572
Mississippi Housing Financial Corporation,
0.000%, 06/01/2015 (ETM)	1,500,000	1,499,475
		2,637,047	0.2%
Missouri
St. Charles County Missouri Francis Howell School District,
4.500%, 03/01/2018	1,000,000	1,100,180	0.1%
Nebraska
Omaha Nebraska Public Electric Power District Revenue,
6.200%, 02/01/2017 (ETM)	3,875,000	4,051,623	0.4%
Nevada
Las Vegas Clark County Nevada Library District,
5.000%, 01/01/2017	2,080,000	2,227,306	0.2%
New Hampshire
New Hampshire Housing Finance Authority,
5.250%, 07/01/2028 (Callable 01/01/2021)	2,295,000	2,376,404
State of New Hampshire,

5.000%, 07/01/2021 (Callable 07/01/2020)	1,000,000	1,182,230
		3,558,634	0.3%
New Jersey
County of Hudson NJ,
3.000%, 03/15/2021	1,140,000	1,218,740
New Jersey Educational Facilities Authority,
7.500%, 12/01/2032 (Pre-refunded to 06/01/2019)	3,635,000	4,560,035
New Jersey Health Care Facilities Financing Authority,
5.750%, 07/01/2039 (Pre-refunded to 07/01/2019)	870,000	1,032,916
New Jersey State Housing & Mortgage Finance Agency Bonds,
4.500%, 10/01/2029 (Callable 04/01/2021)	7,305,000	7,580,471
New Jersey State Transportation Trust Fund Authority:
5.500%, 12/15/2015 (Insured by AMBAC)	2,595,000	2,684,605
5.250%, 12/15/2020	5,000,000	5,677,700
New Jersey State Turnpike Authority:
6.500%, 01/01/2016 (ETM)	170,000	177,910
6.500%, 01/01/2016 (ETM)	5,000	5,233
5.500%, 01/01/2025	2,100,000	2,677,248
		25,614,858	2.2%
New Mexico
New Mexico Mortgage Financial Authority:
4.625%, 09/01/2025 (Callable 03/01/2020)	910,000	940,858
4.500%, 09/01/2028 (Callable 03/01/2020)	660,000	691,647
New Mexico State Hospital Equipment Loan Council Hospital Revenue,
5.250%, 07/01/2025 (Pre-refunded to 07/01/2015)	1,000,000	1,011,910
		2,644,415	0.2%
New York
Cattaraugus-Little Valley Central School District:
3.125%, 06/15/2016 (Insured by AGM)	1,520,000	1,562,104
3.125%, 06/15/2017 (Insured by AGM)	1,000,000	1,044,550
Churchville-Chili Central School District:
3.000%, 06/15/2017	1,045,000	1,095,536
3.000%, 06/15/2018	1,070,000	1,137,399
City of New York NY,
5.000%, 08/01/2022	5,000,000	6,016,500
Long Island Power Authority and Electric System Revenue,
5.000%, 12/01/2017 (Callable 12/01/2016)(Insured by NPFGC)	2,000,000	2,142,440
Metropolitan Transit Authority New York,
6.000%, 04/01/2020 (ETM)	13,430,000	15,612,644
New York State Dormitory Authority,
5.000%, 12/15/2023 (Callable 12/15/2022)	11,685,000	14,268,086
New York State Thruway Authority,
5.000%, 03/15/2022 (Callable 03/15/2019)	4,040,000	4,612,024
New York State Urban Development Corp,
5.000%, 03/15/2022	2,000,000	2,410,060
New York, New York:
5.000%, 03/01/2016 (Callable 04/30/2015)(Partially Pre-refunded)(Insured by FGIC-TCRS)	40,000	40,147
5.250%, 08/15/2021 (Callable 08/15/2018)	1,125,000	1,280,104
Suffolk County Water Authority,
6.000%, 06/01/2017 (ETM)	4,715,000	4,999,833
Susquehanna Valley Central School District:
3.125%, 06/15/2017 (Insured by AGM)	1,155,000	1,206,455
3.125%, 06/15/2019 (Insured by AGM)	1,375,000	1,430,220
TSASC Inc. New York,
4.750%, 06/01/2022 (Callable 06/01/2016)	150,000	151,308
Westchester Tobacco Asset Securitization Corp. New York,
6.950%, 07/15/2039 (Pre-refunded to 07/15/2017)	13,075,000	15,070,899
		74,080,309	6.4%
North Carolina
North Carolina Eastern Municipal Power Agency Power Systems Revenue:
5.000%, 01/01/2017 (ETM)	5,710,000	5,906,253
5.000%, 01/01/2021 (ETM)	10,120,000	11,879,969
6.400%, 01/01/2021 (ETM)	4,732,000	5,435,317
4.500%, 01/01/2024 (Pre-refunded to 01/01/2022)	7,665,000	9,044,930

6.000%, 01/01/2026 (Pre-refunded to 01/01/2022)	2,285,000	2,925,280
		35,191,749	3.1%
Ohio
Cincinnati Ohio City School District,
5.000%, 12/01/2016 (Insured by AGM)	2,000,000	2,146,220
Cleveland Municipal School District:
4.000%, 12/01/2017	1,790,000	1,918,504
4.000%, 12/01/2018	1,865,000	2,014,890
4.000%, 12/01/2019	1,940,000	2,111,515
5.000%, 12/01/2020	2,015,000	2,324,887
Miamisburg Ohio Water Revenue,
7.000%, 11/15/2016 (Callable 05/01/2015)(ETM)	60,000	62,249
Ohio Housing Finance Agency,
5.000%, 11/01/2028 (Callable 05/01/2020)	1,630,000	1,718,607
State of Ohio:
5.000%, 03/01/2019	1,220,000	1,397,242
5.500%, 02/01/2020	1,195,000	1,424,392
5.000%, 06/15/2021	6,740,000	8,090,022
		23,208,528	2.0%
Pennsylvania
Central Dauphin Pennsylvania School District,
6.750%, 02/01/2024 (Pre-refunded to 02/01/2016)	1,275,000	1,343,595
Erie Pennsylvania Sewer Authority Revenue,
5.125%, 06/01/2020 (ETM)	1,380,000	1,554,459
Lampeter Strasburg School District,
4.000%, 06/01/2019	1,715,000	1,849,576
Pennsylvania Convention Center Authority Revenue Bonds,
6.000%, 09/01/2019 (ETM)	12,225,000	14,179,655
Pennsylvania Housing Finance Agency:
3.700%, 04/01/2018	2,130,000	2,249,046
3.750%, 10/01/2018	1,760,000	1,877,304
3.900%, 04/01/2019	1,025,000	1,103,341
3.900%, 10/01/2019 (Callable 04/01/2019)	1,675,000	1,803,020
Philadelphia Hospitals & Higher Education Facilities Authority:
5.000%, 05/15/2020 (ETM)	1,575,000	1,846,357
5.250%, 05/15/2023 (Pre-refunded to 05/15/2020)	2,675,000	3,168,698
Philadelphia Pennsylvania Authority For Industrial Development Revenue,
5.250%, 01/01/2027 (Pre-refunded to 01/01/2017)	1,790,000	1,932,896
Philadelphia Pennsylvania Gas Works,
7.000%, 05/15/2020 (ETM)	2,120,000	2,449,257
South Fork Municipal Authority:
5.500%, 07/01/2029 (Pre-refunded to 07/01/2020)	450,000	543,222
5.375%, 07/01/2035 (Pre-refunded to 07/01/2020)	510,000	613,872
		36,514,298	3.2%
Puerto Rico
Commonwealth of Puerto Rico,
5.000%, 07/01/2021	6,000,000	4,399,800
Puerto Rico Electric Power Authority:
0.000%, 07/01/2017 (ETM)	5,010,000	4,596,625
0.000%, 07/01/2017 (Pre-refunded to various dates)(ETM)	3,000,000	2,703,120
Puerto Rico Public Finance Corp.,
6.000%, 08/01/2026 (ETM)	1,080,000	1,415,902
		13,115,447	1.1%
South Carolina
Charleston Educational Excellence Finance Corp,
5.000%, 12/01/2026 (Callable 12/01/2023)	4,580,000	5,533,144
Piedmont Municipal Power Agency South Carolina Electric Revenue,
6.750%, 01/01/2020 (ETM)	6,450,000	8,015,028
		13,548,172	1.2%
South Dakota
Heartland Consumers Power District,
7.000%, 01/01/2016 (ETM)	235,000	246,898	0.0%
Tennessee
County of Rutherford TN,

5.000%, 04/01/2021	1,955,000	2,342,872
Metropolitan Government Nashville & Davidson County Tennessee H&E,
0.000%, 06/01/2021 (ETM)	1,050,000	946,585
Shelby County Tennessee Health Educational & Housing Facilities Revenue,
5.500%, 08/15/2019 (ETM)	3,755,000	3,968,472
Tennessee Housing Development Agency,
4.500%, 07/01/2028 (Callable 01/01/2020)	2,755,000	2,815,886
		10,073,815	0.9%
Texas
Amarillo Independent School District,
5.000%, 02/01/2026 (Callable 02/01/2024)(PSF Guaranteed)	1,370,000	1,678,675
Arlington Higher Education Finance Corp.,
5.000%, 08/15/2024 (PSF Guaranteed)	1,000,000	1,220,490
Capital Area Housing Finance Corporation Texas,
0.000%, 01/01/2016 (ETM)	6,060,000	6,040,184
Central Texas Housing Finance Corporation,
0.000%, 09/01/2016 (ETM)	1,500,000	1,489,470
City of Austin TX Water & Wastewater System Revenue,
5.000%, 11/15/2024 (Callable 11/15/2022)	3,000,000	3,644,670
City of Houston TX Combined Utility System Revenue:
0.000%, 12/01/2019 (ETM)	13,355,000	12,514,169
5.500%, 12/01/2024 (ETM)	1,735,000	2,213,756
5.500%, 12/01/2029 (ETM)	16,050,000	21,608,757
Conroe Independent School District:
5.000%, 02/15/2022 (Callable 02/15/2021)(PSF Guaranteed)	1,000,000	1,196,460
5.000%, 02/15/2023 (Callable 02/15/2021)(PSF Guaranteed)	2,680,000	3,196,543
Cypress-Fairbanks Independent School District:
5.000%, 02/15/2017 (Pre-refunded to 02/15/2016)	1,085,000	1,129,680
5.000%, 02/15/2017 (Callable 02/15/2016)(PSF Guaranteed)	415,000	431,571
Dallas Texas Independent School District,
5.000%, 02/15/2020 (PSF Guaranteed)	2,410,000	2,822,255
El Paso Texas,
5.000%, 08/15/2018	1,355,000	1,534,985
Frisco Texas Independent School District,
6.000%, 08/15/2018 (Callable 08/15/2016)(PSF Guaranteed)	1,625,000	1,750,759
Georgetown Independent School District,
4.000%, 02/15/2020 (PSF Guaranteed)	1,900,000	2,141,699
Goose Creek Consolidated Independent School District,
5.000%, 02/15/2021 (PSF Guaranteed)	1,050,000	1,254,697
Harris County Texas:
5.000%, 10/01/2019	1,525,000	1,773,728
5.750%, 10/01/2020 (Pre-refunded to 10/01/2018)	175,000	203,672
5.750%, 10/01/2028 (Pre-refunded to 10/01/2018)	6,930,000	8,065,411
Harris County Texas Health Facilities Development Corporation Hospital Revenue,
5.500%, 10/01/2019 (ETM)	4,780,000	5,376,640
Houston Higher Education Finance Corp.:
5.000%, 02/15/2020	1,000,000	1,169,010
5.000%, 02/15/2026 (Callable 02/15/2024)	1,030,000	1,239,976
Humble Texas Independent School District,
5.000%, 02/15/2021 (PSF Guaranteed)	1,500,000	1,795,215
Irving Independent School District,
5.000%, 02/15/2025 (Callable 08/15/2024)	1,250,000	1,551,937
Katy Independent School District,
5.000%, 02/15/2020	4,635,000	5,420,725
Killeen Independent School District,
4.000%, 02/15/2024 (Callable 02/15/2021)(PSF Guaranteed)	1,145,000	1,261,813
Llano Independent School District,
5.000%, 02/15/2024 (Callable 02/15/2023)(PSF Guaranteed)	1,265,000	1,538,910
Lower Colorado River Authority,
4.750%, 01/01/2028 (ETM)	1,200,000	1,451,544
Lubbock Texas,
5.000%, 02/15/2021 (Callable 02/15/2018)(Insured by AGM)	3,425,000	3,810,141
Lubbock Texas Housing Finance Corp.,
8.000%, 10/01/2021 (ETM)	1,780,000	2,428,721

Lubbock Texas Independent School District,
4.000%, 02/15/2022 (Callable 02/15/2020)(PSF Guaranteed)	1,000,000	1,104,020
Magnolia Texas Independent School District,
5.000%, 08/15/2016 (PSF Guaranteed)	1,475,000	1,568,279
Mansfield Independent School District:
5.000%, 02/15/2023 (PSF Guaranteed)	1,725,000	2,110,779
5.000%, 02/15/2024 (PSF Guaranteed)	1,905,000	2,352,846
New Caney Independent School District:
5.000%, 02/15/2023	1,000,000	1,223,640
5.000%, 02/15/2024	1,030,000	1,272,143
North East Independent School District/TX:
5.000%, 08/01/2021 (PSF Guaranteed)	6,095,000	7,307,295
5.000%, 08/01/2023	5,805,000	7,143,459
Pasadena Independent School District,
5.000%, 02/15/2022 (Callable 02/15/2021)(PSF Guaranteed)	1,115,000	1,320,963
Pflugerville Independent School District,
5.000%, 02/15/2025 (Callable 02/15/2024)(PSF Guaranteed)	1,000,000	1,230,750
Port Arthur Independent School District,
5.000%, 02/15/2024	1,000,000	1,229,640
Retama Texas Development Corporation Special Facilities Revenue,
8.750%, 12/15/2018 (ETM)	2,035,000	2,568,211
San Antonio Texas Electric & Gas Revenue,
5.650%, 02/01/2019 (ETM)	11,665,000	13,056,285
San Antonio Texas Hotel Occupancy Tax Revenue Bonds,
0.000%, 08/15/2015 (ETM)	2,100,000	2,097,543
San Antonio Texas Independent School District,
5.000%, 08/15/2017 (Callable 08/15/2015)(PSF Guaranteed)	2,000,000	2,035,840
Sherman Independent School District/TX,
5.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	1,775,000	2,176,540
Spring Texas Independent School District,
5.000%, 08/15/2019 (Callable 08/15/2018)(PSF Guaranteed)	1,020,000	1,160,189
Tarrant County Texas Health Facilities Revenue,
6.000%, 09/01/2024 (ETM)	7,990,000	9,574,097
Tarrant County Texas Housing Finance Corporation Revenue Bonds,
0.000%, 09/15/2016 (ETM)	1,800,000	1,789,596
Temple Independent School District,
4.000%, 02/01/2022 (Callable 02/01/2021)(PSF Guaranteed)	1,120,000	1,266,978
Texas State:
5.000%, 10/01/2018	6,285,000	7,146,485
5.000%, 04/01/2020 (Pre-refunded to 04/01/2016)	3,965,000	4,150,324
5.000%, 08/01/2021	1,205,000	1,454,315
Tomball Hospital Authority,
5.000%, 07/01/2020 (Pre-refunded to 07/01/2015)	2,200,000	2,226,224
University of Texas Revenue Bonds,
5.000%, 08/15/2018 (Pre-refunded to 08/15/2016)	1,225,000	1,303,461
University of Texas System/The,
5.000%, 08/15/2022	9,530,000	11,659,478
Ysleta Independent School District:
5.000%, 08/15/2023 (Callable 08/15/2021)(PSF Guaranteed)	1,020,000	1,222,959
5.000%, 08/15/2025 (Callable 08/15/2024)(PSF Guaranteed)	1,545,000	1,918,195
		197,626,797	17.2%
Utah
Granite School District Board of Education:
5.000%, 06/01/2022 (Callable 06/01/2021)	3,900,000	4,681,560
5.000%, 06/01/2023 (Callable 06/01/2021)	1,750,000	2,092,755
Salt Lake City Utah Hospital Revenue,
8.125%, 05/15/2015 (Callable 05/01/2015)(ETM)	85,000	85,789
		6,860,104	0.6%
Virginia
Bristol Virginia Utility Systems General Obligations,
5.500%, 11/01/2018 (ETM)	1,095,000	1,224,944
County of Fairfax VA,
4.000%, 10/01/2016	2,500,000	2,634,375
Danville Industrial Development Authority,

5.250%, 10/01/2028 (ETM)	1,500,000	1,828,890
Virginia Public School Authority,
6.250%, 12/01/2028 (Pre-refunded to 12/01/2018)	1,285,000	1,524,357
		7,212,566	0.6%
Washington
Snohomish County School District No. 201,
4.000%, 12/01/2021 (Callable 12/01/2020)	4,500,000	5,078,790
Snohomish County Washington Public Utilities Revenue,
6.800%, 01/01/2020 (Callable 05/01/2015)(ETM)	3,605,000	4,201,916
Thurston & Pierce Counties Washington Community Schools,
4.250%, 12/01/2021 (Callable 12/01/2020)	2,755,000	3,170,564
Walla Walla County School District No. 250 College Place,
5.000%, 12/01/2019	1,290,000	1,457,416
Washington Health Care Facilities Authority:
6.250%, 08/01/2028 (Pre-refunded to 08/01/2018)	1,305,000	1,527,738
6.125%, 11/15/2031 (Pre-refunded to 05/15/2021)	610,000	774,285
6.250%, 08/01/2036 (Pre-refunded to 08/01/2018)	7,950,000	9,306,906
6.250%, 11/15/2041 (Pre-refunded to 05/15/2021)	4,435,000	5,661,721
Washington State:
5.000%, 01/01/2021	10,000,000	11,904,500
5.500%, 07/01/2023	5,000,000	6,186,000
		49,269,836	4.3%
West Virginia
Ohio County Board of Education,
5.250%, 06/01/2018 (ETM)	1,130,000	1,280,188	0.1%
Wisconsin
Ladysmith-Hawkins Wisconsin School District General Obligation,
5.200%, 04/01/2018 (Callable 04/01/2016)(Insured by NPFGC)	2,685,000	2,805,637	0.2%
Total Municipal Bonds (Cost $1,066,435,087)		1,112,435,190	96.6%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Fund
Goldman Sachs Financial Square Funds, 0.01% «	32,024,419	32,024,419
Total Short-Term Investments (Cost $32,024,419)		32,024,419	2.8%

Total Investments (Cost $1,098,459,506)		1,144,459,609	99.4%
Other Assets in Excess of Other Liabilities		7,423,628	0.6%
TOTAL NET ASSETS		$1,151,883,237	100.0%

Notes to Schedule of Investments
AGM - Assured Guaranty Municipal
AMBAC - Ambac Assurance Corporation
BHAC - Berkshire Hathaway Assurance Corp.
FGIC-TCRS - Financial Guaranty Insurance Company
NPFGC - National Public Finance Guarantee Corp.
PSF - Texas Permanent School Fund
ETM - Escrowed to Maturity
Q-SBLF - Qualified School Building Loan Fund
« 7-Day Yield

Baird Intermediate Municipal Bond Fund
Summary Schedule of Investments, March 31, 2015 (Unaudited)
Summary of Fair Value Exposure at March 31, 2015 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1	-	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2	-
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3	-	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Municipal Bonds
Municipal Bonds	$-	$1,112,435,190	$-	$1,112,435,190
Total Municipal Bonds	-	1,112,435,190	-	1,112,435,190

Short-Term Investment
Money Market Mutual Fund	32,024,419	-	-	32,024,419
Total Short-Term Investment	32,024,419	-	-	32,024,419

Total Investments	$32,024,419	$1,112,435,190	$-	$1,144,459,609

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird Aggregate Bond Fund
Schedule of Investments
March 31, 2015 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
2.625%, 08/15/2020	$289,075,000	$306,329,309
6.250%, 08/15/2023	300,000	404,602
2.500%, 05/15/2024	35,000,000	36,766,415
5.250%, 11/15/2028 @	91,626,500	125,048,732
3.500%, 02/15/2039 @	228,030,900	270,002,723
		738,551,781	16.1%
Corporate Bonds
Finance
ABN AMRO Bank N.V.,
2.500%, 10/30/2018 (Acquired 10/23/2013 through 01/13/2014, Cost $11,026,862) * f	11,033,000	11,267,848
AIA Group Ltd.,
3.200%, 03/11/2025 (Acquired 03/04/2015, Cost $5,992,380) * f	6,000,000	6,052,794
Ally Financial, Inc.,
8.000%, 12/31/2018	360,000	406,800
American International Group, Inc.:
6.400%, 12/15/2020	830,000	1,005,391
4.875%, 06/01/2022	4,753,000	5,401,566
4.125%, 02/15/2024 @	893,000	966,696
3.875%, 01/15/2035	4,875,000	4,899,389
8.175%, 05/15/2058	893,000	1,266,319
Ameriprise Financial, Inc.,
7.300%, 06/28/2019	1,785,000	2,156,839
AmSouth Bancorporation,
6.750%, 11/01/2025	223,000	266,209
ANZ New Zealand (Int'l) Limited,
1.750%, 03/29/2018 (Acquired 03/24/2015, Cost $1,999,760) * f	2,000,000	2,003,832
Associates Corporation of North America,
6.950%, 11/01/2018	4,764,000	5,548,178
Australia and New Zealand Banking Group Limited,
4.500%, 03/19/2024 (Acquired 03/12/2014, Cost $5,991,840) * @ f	6,000,000	6,270,108
BAC Capital Trust VI,
5.625%, 03/08/2035 ^	357,000	342,255
Bank of America Corporation:
10.200%, 07/15/2015	1,531,000	1,570,252
6.400%, 08/28/2017	893,000	989,736
6.875%, 04/25/2018	3,162,000	3,616,879
7.750%, 05/14/2038	1,138,000	1,638,799
BanPonce Trust I,
Series A, 8.327%, 02/01/2027	1,941,000	1,745,027
Barclays Bank PLC:
2.500%, 02/20/2019 @ f	2,000,000	2,040,680
6.750%, 05/22/2019 f	3,570,000	4,232,032
3.750%, 05/15/2024 f	1,450,000	1,526,706
Barclays PLC,
3.650%, 03/16/2025 @ f	8,100,000	8,124,713
BNP Paribas,
3.250%, 03/03/2023 f	3,570,000	3,647,722
BNZ International Funding Limited,
2.350%, 03/04/2019 (Acquired 09/03/2014, Cost $3,288,021) * f	3,300,000	3,335,165
BPCE:
1.106%, 02/10/2017 f	2,544,000	2,562,047
2.500%, 07/15/2019 @ f	1,925,000	1,960,636
2.250%, 01/27/2020 f	6,000,000	6,030,414
5.700%, 10/22/2023 (Acquired 10/15/2013 through 09/30/2014, Cost $8,226,709) * f	8,055,000	8,908,379
4.000%, 04/15/2024 f	2,500,000	2,670,180
Caisse Centrale Desjardins,
0.918%, 01/29/2018 (Acquired 01/26/2015, Cost $19,000,000) * f	19,000,000	18,997,131
Capital One Bank, (USA), National Association,
3.375%, 02/15/2023	8,000,000	8,102,376
Capital One N.A.:
0.935%, 02/05/2018	3,625,000	3,632,014
2.400%, 09/05/2019	12,000,000	12,043,392
Citigroup, Inc.:
4.450%, 01/10/2017	893,000	941,176
6.125%, 11/21/2017	2,477,000	2,752,163
1.850%, 11/24/2017	6,100,000	6,142,865
3.750%, 06/16/2024 @	1,000,000	1,045,162

Citizens Bank, National Association,
2.450%, 12/04/2019	18,000,000	18,221,670
CNA Financial Corporation:
6.500%, 08/15/2016	4,463,000	4,781,083
5.750%, 08/15/2021	7,199,000	8,307,689
7.250%, 11/15/2023	4,000,000	4,977,280
Commonwealth Bank of Australia,
0.851%, 10/08/2015 (Acquired 01/09/2013, Cost $4,263,512) * f	4,263,000	4,262,373
Compass Bank,
2.750%, 09/29/2019	16,216,000	16,450,435
Countrywide Financial Corporation,
6.250%, 05/15/2016	4,757,000	5,004,402
Credit Agricole SA:
1.125%, 10/03/2016 (Acquired 09/26/2013, Cost $1,500,000) * f	1,500,000	1,508,894
6.637%, 05/29/2049 (Acquired 05/23/2007, Cost $893,000) * @ f	893,000	946,794
Credit Suisse:
5.300%, 08/13/2019 f	1,406,000	1,588,322
5.400%, 01/14/2020 f	5,000,000	5,635,855
3.000%, 10/29/2021 f	7,000,000	7,134,750
3.625%, 09/09/2024 f	4,325,000	4,470,177
Credit Suisse Group Funding Guernsey Ltd.,
2.750%, 03/26/2020 (Acquired 03/23/2015, Cost $4,547,679) * f	4,550,000	4,575,958
Deutsche Bank Aktiengesellschaft,
3.700%, 05/30/2024 @ f	10,000,000	10,250,350
Discover Financial Services,
3.950%, 11/06/2024	5,000,000	5,142,035
Dresdner Bank AG,
7.250%, 09/15/2015 f	5,475,000	5,608,119
First Horizon National Corporation,
5.375%, 12/15/2015	2,872,000	2,946,115
First Tennessee Bank National Association:
5.650%, 04/01/2016	500,000	517,960
2.950%, 12/01/2019	5,612,000	5,691,988
FMR LLC,
4.950%, 02/01/2033 (Acquired 01/29/2013, Cost $1,747,795) *	1,750,000	1,958,331
General Electric Capital Corporation:
2.200%, 01/09/2020	5,000,000	5,055,170
5.550%, 05/04/2020	5,534,000	6,436,053
4.650%, 10/17/2021	5,355,000	6,060,671
Genworth Holdings, Inc.,
4.900%, 08/15/2023	1,339,000	1,144,845
Goldman Sachs Capital I,
6.345%, 02/15/2034	1,053,000	1,312,254
Great-West Life & Annuity Insurance Capital LP II,
7.153%, 05/16/2046 (Acquired 05/16/2006 through 11/08/2007, Cost $2,482,656) *	2,499,000	2,570,846
Highmark, Inc.,
4.750%, 05/15/2021 (Acquired 05/03/2011 through 07/30/2014, Cost $4,379,380) *	4,378,000	4,598,704
HSBC Bank PLC,
0.897%, 05/15/2018 (Acquired 12/17/2014, Cost $4,972,017) * f	4,950,000	4,972,760
HSBC Finance Corporation:
0.692%, 06/01/2016	5,000,000	4,992,650
6.676%, 01/15/2021	3,000,000	3,562,290
HSBC Holdings PLC,
6.500%, 09/15/2037 f	1,874,000	2,391,177
HSBC USA Capital Trust I,
7.808%, 12/15/2026 (Acquired 03/08/2007, Cost $302,004) *	300,000	302,438
HSBC USA Capital Trust III:
7.750%, 11/15/2026	893,000	896,666
8.380%, 05/15/2027 (Acquired 11/06/2007, Cost $449,979) *	446,000	451,808
HSBC USA, Inc.:
2.350%, 03/05/2020	3,000,000	3,015,003
5.000%, 09/27/2020	3,716,000	4,171,407
9.125%, 05/15/2021	625,000	834,666
Humana, Inc.,
7.200%, 06/15/2018	1,870,000	2,171,418
ING Bank N.V.:
4.000%, 03/15/2016 (Acquired 03/08/2011, Cost $3,256,241) * @ f	3,258,000	3,347,237
3.750%, 03/07/2017 (Acquired 03/28/2012, Cost $1,903,782) * f	1,919,000	2,006,368
2.500%, 10/01/2019 (Acquired 09/23/2014, Cost $3,481,100) * f	3,500,000	3,554,855
2.450%, 03/16/2020 (Acquired 03/10/2015, Cost $8,983,170) * f	9,000,000	9,110,403
5.800%, 09/25/2023 (Acquired 01/14/2014 through 04/07/2014, Cost $2,582,791) * f	2,450,000	2,773,692
Invesco Finance PLC,
3.125%, 11/30/2022 f	5,902,000	5,962,513
J.P. Morgan Chase & Co.:
2.200%, 10/22/2019	3,675,000	3,685,000
4.250%, 10/15/2020	636,000	693,553

3.125%, 01/23/2025	14,000,000	14,041,062
5.600%, 07/15/2041	4,106,000	5,023,917
J.P. Morgan Chase Bank, National Association,
6.000%, 10/01/2017	500,000	553,422
Jefferies Group LLC:
6.875%, 04/15/2021	3,570,000	4,036,670
6.250%, 01/15/2036	1,290,000	1,289,033
John Hancock Life Insurance Company,
7.375%, 02/15/2024 (Acquired 08/26/2010, Cost $6,680,612) *	6,069,000	7,665,851
KeyBank National Association,
2.250%, 03/16/2020	5,000,000	5,034,510
Kookmin Bank,
1.625%, 07/14/2017 (Acquired 07/07/2014, Cost $3,988,720) * f	4,000,000	3,991,788
LeasePlan Corporation N.V.:
3.000%, 10/23/2017 (Acquired 12/03/2013 through 04/04/2014, Cost $762,695) * f	750,000	771,675
2.500%, 05/16/2018 (Acquired 08/02/2013 through 10/20/2014, Cost $18,110,383) * f	18,158,000	18,362,405
Liberty Mutual Group, Inc.:
4.250%, 06/15/2023 (Acquired 06/13/2013, Cost $2,660,995) *	2,678,000	2,852,426
10.750%, 06/15/2058 (Acquired 05/21/2008, Cost $2,182,029) *	2,231,000	3,413,430
Liberty Mutual Insurance Company,
7.697%, 10/15/2097 (Acquired 03/26/2003, Cost $297,701) *	465,000	606,341
Lincoln National Corporation:
8.750%, 07/01/2019	5,218,000	6,565,742
6.050%, 04/20/2067	1,004,000	967,354
Lloyds Bank PLC:
5.800%, 01/13/2020 (Acquired 02/10/2010, Cost $1,404,335) * f	1,428,000	1,662,022
2.400%, 03/17/2020 f	20,000,000	20,189,460
M&I Marshall & Ilsley Bank,
4.850%, 06/16/2015	5,355,000	5,394,488
M&T Capital Trust I,
8.234%, 02/01/2027	2,798,000	2,822,217
M&T Capital Trust II,
8.277%, 06/01/2027	1,406,000	1,425,368
Macquarie Bank Limited:
1.600%, 10/27/2017 (Acquired 10/22/2014, Cost $4,996,950) * f	5,000,000	4,997,675
2.400%, 01/21/2020 (Acquired 01/14/2015, Cost $4,989,000) * @ f	5,000,000	5,032,465
Macquarie Group Limited:
3.000%, 12/03/2018 (Acquired 11/25/2013, Cost $8,490,900) * f	8,525,000	8,759,403
7.625%, 08/13/2019 (Acquired 02/12/2014 through 04/09/2014, Cost $1,912,181) * f	1,630,000	1,965,298
Manufacturers & Traders Trust Co.,
2.100%, 02/06/2020	10,850,000	10,871,461
Marsh & McLennan Companies, Inc.,
2.300%, 04/01/2017	2,231,000	2,275,685
Massachusetts Mutual Life Insurance Company,
8.875%, 06/01/2039 (Acquired 05/27/2009 through 12/16/2014, Cost $19,387,990) *	13,000,000	21,327,709
MBIA Insurance Corporation,
11.513%, 01/15/2033 (Acquired 01/11/2008, Cost $714,000) * §	714,000	387,345
MetLife, Inc.:
7.717%, 02/15/2019	982,000	1,189,736
6.500%, 12/15/2032	466,000	627,805
4.050%, 03/01/2045	10,000,000	10,356,180
Mizuho Bank, Ltd.:
1.850%, 03/21/2018 (Acquired 03/14/2013, Cost $3,119,689) * f	3,124,000	3,133,069
2.450%, 04/16/2019 (Acquired 04/09/2014, Cost $2,096,262) * f	2,100,000	2,127,361
Morgan Stanley:
7.300%, 05/13/2019	5,110,000	6,113,175
2.375%, 07/23/2019 @	1,000,000	1,007,461
5.625%, 09/23/2019	1,941,000	2,209,386
2.650%, 01/27/2020	4,000,000	4,055,688
Series F, 3.875%, 04/29/2024	1,650,000	1,735,113
3.700%, 10/23/2024	4,000,000	4,170,328
MUFG Americas Holdings Corp.,
2.250%, 02/10/2020 @	5,000,000	5,009,695
National Australia Bank Limited,
0.751%, 10/08/2015 (Acquired 01/16/2013, Cost $8,702,092) * f	8,700,000	8,699,156
National City Bank,
5.800%, 06/07/2017	1,750,000	1,913,408
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (Acquired 02/05/2015, Cost $4,567,155) *	4,000,000	4,505,164
Navient, LLC,
5.625%, 08/01/2033	446,000	365,163
Nomura Holdings, Inc.:
2.000%, 09/13/2016 f	6,248,000	6,306,687
2.750%, 03/19/2019 @ f	1,400,000	1,432,637
6.700%, 03/04/2020 f	1,667,000	1,993,922
Peachtree Corners Funding Trust,

3.976%, 02/15/2025 (Acquired 03/10/2015, Cost $3,000,000) *	3,000,000	3,043,299
PNC Bank, National Association,
4.200%, 11/01/2025	2,678,000	2,920,142
PNC Funding Corp.,
5.250%, 11/15/2015	2,500,000	2,565,583
Principal Financial Group, Inc.,
8.875%, 05/15/2019	2,215,000	2,787,456
Principal Life Global Funding II,
2.200%, 04/08/2020	4,000,000	3,994,720
Protective Life Corporation,
7.375%, 10/15/2019	7,096,000	8,545,869
Prudential Covered Trust,
2.997%, 09/30/2015 (Acquired 12/19/2012 through 07/23/2013, Cost $5,617,689) *	5,576,200	5,631,460
Raymond James Financial, Inc.,
8.600%, 08/15/2019	5,000,000	6,202,005
Regions Bank,
7.500%, 05/15/2018	7,108,000	8,261,856
Regions Financial Corporation,
5.750%, 06/15/2015	1,785,000	1,800,833
Santander Bank, N.A.,
8.750%, 05/30/2018	8,802,000	10,391,210
Santander UK PLC,
5.000%, 11/07/2023 (Acquired 10/31/2013 through 12/02/2014, Cost $10,308,304) * f	9,880,000	10,639,446
Skandinaviska Enskilda Banken AB:
2.375%, 11/20/2018 (Acquired 11/13/2013, Cost $4,995,550) * f	5,000,000	5,095,405
2.375%, 03/25/2019 (Acquired 03/18/2014, Cost $1,498,875) * f	1,500,000	1,523,100
SpareBank 1 Boligkreditt AS,
1.750%, 11/15/2019 (Acquired 11/07/2012, Cost $4,428,322) * f	4,463,000	4,444,956
Springleaf Finance Corp.,
6.900%, 12/15/2017	400,000	426,000
Standard Chartered PLC,
5.700%, 03/26/2044 (Acquired 03/21/2014, Cost $5,988,000) * f	6,000,000	6,694,692
Sumitomo Mitsui Banking Corporation:
2.450%, 01/16/2020 f	20,500,000	20,750,633
3.950%, 07/19/2023 f	1,850,000	1,987,980
SunTrust Bank,
7.250%, 03/15/2018	1,874,000	2,168,355
SUSA Partnership, L.P.,
8.200%, 06/01/2017	921,000	1,042,762
Swedbank AB:
2.125%, 09/29/2017 (Acquired 09/24/2012, Cost $1,782,305) * f	1,785,000	1,812,380
2.375%, 02/27/2019 (Acquired 02/20/2014, Cost $7,287,663) * f	7,300,000	7,431,685
2.200%, 03/04/2020 (Acquired 02/25/2015, Cost $9,343,829) * f	9,350,000	9,392,570
Symetra Financial Corporation,
6.125%, 04/01/2016 (Acquired 03/23/2006, Cost $889,044) *	893,000	928,324
Synchrony Financial:
3.000%, 08/15/2019	2,000,000	2,043,414
3.750%, 08/15/2021 @	10,000,000	10,370,040
4.250%, 08/15/2024 @	8,000,000	8,366,424
TD Ameritrade Holding Corporation:
5.600%, 12/01/2019	2,945,000	3,408,867
2.950%, 04/01/2022	4,625,000	4,702,409
3.625%, 04/01/2025	7,000,000	7,328,447
The Bank of Tokyo-Mitsubishi UFJ, Ltd.:
0.633%, 07/15/2016 f	4,600,000	4,598,767
4.100%, 09/09/2023 (Acquired 09/03/2013 through 03/26/2014, Cost $2,939,450) * f	2,911,000	3,157,870
3.750%, 03/10/2024 (Acquired 03/04/2014, Cost $2,594,410) * f	2,600,000	2,747,678
The Bear Stearns Companies LLC,
7.250%, 02/01/2018	5,547,000	6,386,050
The Goldman Sachs Group, Inc.:
6.250%, 09/01/2017	893,000	990,278
6.150%, 04/01/2018	5,634,000	6,333,974
7.500%, 02/15/2019	1,964,000	2,343,997
2.550%, 10/23/2019	2,700,000	2,737,530
3.850%, 07/08/2024	3,000,000	3,139,716
3.500%, 01/23/2025	3,000,000	3,052,662
The Guardian Life Insurance Company of America,
4.875%, 06/19/2064 (Acquired 06/16/2014, Cost $1,993,300) *	2,000,000	2,188,974
The Hartford Financial Services Group, Inc.:
4.000%, 10/15/2017	4,463,000	4,752,453
5.125%, 04/15/2022	1,538,000	1,752,580
8.125%, 06/15/2038	1,964,000	2,236,505
The Royal Bank of Scotland Public Limited Company,
6.125%, 01/11/2021 f	2,812,000	3,355,593
UBS AG:
1.375%, 08/14/2017 f	7,000,000	6,996,073

0.969%, 03/26/2018 f	8,250,000	8,257,169
5.750%, 04/25/2018 f	2,678,000	2,995,579
Voya Financial, Inc.,
5.500%, 07/15/2022 @	17,350,000	20,049,608
WellPoint, Inc.,
5.100%, 01/15/2044	1,584,000	1,816,816
Wells Fargo & Co.:
Series N, 2.150%, 01/30/2020 @	2,525,000	2,538,026
3.000%, 02/19/2025	5,000,000	5,021,500
Wells Fargo Bank, National Association,
6.000%, 11/15/2017	3,789,000	4,233,408
Westpac Banking Corporation,
1.600%, 01/12/2018 f	7,079,000	7,116,519
Willis Group Holdings Public Limited Company,
5.750%, 03/15/2021 f	8,306,000	9,355,064
Willis North America, Inc.:
5.625%, 07/15/2015	669,000	677,364
7.000%, 09/29/2019	4,463,000	5,230,100
		882,166,428	19.3%
Utility
Arizona Public Service Company,
8.750%, 03/01/2019	759,000	956,214
Beaver Valley II Funding Corporation,
9.000%, 06/01/2017	219,000	236,520
Berkshire Hathaway Energy Co.,
2.400%, 02/01/2020	5,000,000	5,072,410
ENEL Finance International N.V.:
5.125%, 10/07/2019 (Acquired 09/30/2009, Cost $2,199,280) * f	2,209,000	2,470,824
6.800%, 09/15/2037 (Acquired 09/13/2007, Cost $1,691,506) * f	1,696,000	2,209,549
Exelon Generation Company, LLC,
6.200%, 10/01/2017	1,964,000	2,175,513
Mega Advance Investments Ltd.,
5.000%, 05/12/2021 (Acquired 05/09/2011, Cost $4,858,830) * f	4,909,000	5,387,628
National Rural Utilities Cooperative Finance Corporation:
10.375%, 11/01/2018	547,000	708,711
2.000%, 01/27/2020	2,000,000	1,997,606
8.000%, 03/01/2032	2,834,000	4,222,096
NextEra Energy Capital Holdings, Inc.,
Series D, 7.300%, 09/01/2067	2,455,000	2,583,887
PPL Energy Supply, LLC,
Series A, 5.700%, 10/15/2015	1,839,000	1,861,298
PSEG Power LLC:
5.320%, 09/15/2016	2,877,000	3,050,339
5.125%, 04/15/2020	3,575,000	4,007,318
RGS I&M Funding Corp,
Series F*, 9.820%, 06/07/2022	759,638	897,967
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $1,772,791) * @ f	1,785,000	1,897,812
		39,735,692	0.9%
Industrials
21st Century Fox America, Inc.,
6.150%, 03/01/2037	2,570,000	3,318,559
Actavis Funding SCS,
3.850%, 06/15/2024 f	3,000,000	3,098,817
Acuity Brands Lighting, Inc.,
6.000%, 12/15/2019	3,749,000	4,214,195
Agrium, Inc.,
3.375%, 03/15/2025 f	2,625,000	2,625,087
Altera Corporation,
4.100%, 11/15/2023	2,000,000	2,125,282
Ameritech Capital Funding Corporation:
9.100%, 06/01/2016	910,497	974,369
6.450%, 01/15/2018	2,668,000	2,982,608
Anadarko Finance Co.,
Class B, 7.500%, 05/01/2031 f	7,170,000	9,510,051
Anadarko Petroleum Corporation:
6.375%, 09/15/2017 @	5,355,000	5,958,139
8.700%, 03/15/2019	2,432,000	2,973,062
Anglo American Capital PLC,
9.375%, 04/08/2019 (Acquired 04/02/2009, Cost $1,785,000) * @ f	1,785,000	2,237,403
Apple, Inc.,
2.400%, 05/03/2023	2,678,000	2,645,117
Bayer US Finance LLC,
2.375%, 10/08/2019 (Acquired 10/01/2014, Cost $9,954,200) *	10,000,000	10,170,860
Beam Suntory, Inc.,
1.875%, 05/15/2017	2,000,000	2,014,332

Becton, Dickinson and Company:
2.675%, 12/15/2019	4,600,000	4,698,518
3.250%, 11/12/2020	7,000,000	7,279,440
Boston Scientific Corporation,
2.650%, 10/01/2018	10,000,000	10,110,070
Bunge Limited Finance Corporation,
8.500%, 06/15/2019	6,933,000	8,543,141
Bunge N.A. Finance L.P.,
5.900%, 04/01/2017	3,392,000	3,664,734
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045 @	3,000,000	3,120,723
Canadian Natural Resources Limited:
5.700%, 05/15/2017 f	2,550,000	2,759,559
6.500%, 02/15/2037 f	982,000	1,151,999
Celgene Corporation,
4.000%, 08/15/2023	2,477,000	2,672,304
CenturyLink, Inc.,
Series R, 5.150%, 06/15/2017	2,678,000	2,805,205
CF Industries, Inc.,
5.150%, 03/15/2034	3,000,000	3,287,721
Comcast Corporation:
4.250%, 01/15/2033	5,712,000	6,127,297
6.950%, 08/15/2037 @	893,000	1,268,421
Computer Sciences Corporation,
2.500%, 09/15/2015	4,986,000	5,021,555
ConAgra Foods, Inc.:
0.626%, 07/21/2016	4,000,000	3,984,524
5.819%, 06/15/2017	1,506,000	1,638,731
1.900%, 01/25/2018	4,000,000	4,004,984
4.950%, 08/15/2020	1,785,000	1,968,589
9.750%, 03/01/2021	4,548,000	5,952,500
Continental Airlines Pass Through Trust,
Series 974A, 6.900%, 01/02/2018	124,037	131,634
Cox Communications, Inc.:
3.850%, 02/01/2025 (Acquired 12/01/2014, Cost $4,991,350) * @	5,000,000	5,149,450
4.800%, 02/01/2035 (Acquired 12/01/2014, Cost $8,996,760) *	9,000,000	9,465,840
8.375%, 03/01/2039 (Acquired 10/08/2014, Cost $2,877,614) *	2,000,000	2,831,936
Crane Co.,
2.750%, 12/15/2018	10,000,000	10,251,750
D.R. Horton, Inc.,
6.500%, 04/15/2016 @	893,000	935,417
DCP Midstream, LLC,
9.750%, 03/15/2019 (Acquired 02/29/2012 through 10/15/2012, Cost $6,052,191) *	5,065,000	5,634,225
Deutsche Telekom International Finance B.V.,
8.750%, 06/15/2030 f	411,000	628,274
El Paso Pipeline Partners Operating Company, LLC,
7.500%, 11/15/2040	4,017,000	5,023,632
Enable Midstream Partners, L.P.,
3.900%, 05/15/2024 (Acquired 05/19/2014, Cost $4,994,350) *	5,000,000	4,817,790
Energy Transfer Partners, L.P.:
9.700%, 03/15/2019	893,000	1,122,486
4.050%, 03/15/2025	6,875,000	6,933,162
Ensco PLC,
5.200%, 03/15/2025 @ f	4,000,000	4,006,220
EQT Midstream Partners, L.P.,
4.000%, 08/01/2024	3,000,000	2,978,142
Express Scripts Holding Company:
2.650%, 02/15/2017	2,678,000	2,743,193
4.750%, 11/15/2021 @	5,000,000	5,625,535
3.500%, 06/15/2024	9,000,000	9,265,707
Federal Express Corp 1998 Pass Through Trust,
Series 981B, 6.845%, 01/15/2019	1,653,061	1,820,577
FedEx Corp.,
3.200%, 02/01/2025 @	6,000,000	6,081,090
Fidelity National Information Services, Inc.:
3.500%, 04/15/2023	17,845,000	17,906,726
3.875%, 06/05/2024	2,000,000	2,057,116
Fiserv, Inc.:
4.625%, 10/01/2020	1,785,000	1,972,052
3.500%, 10/01/2022	5,410,000	5,574,513
FMC Corporation,
4.100%, 02/01/2024 @	3,000,000	3,173,442
Fomento Economico Mexicano, S.A.B. de C.V.:
2.875%, 05/10/2023 @ f	5,000,000	4,790,300
4.375%, 05/10/2043 @ f	4,374,000	4,290,229
Ford Motor Credit Company LLC:

2.145%, 01/09/2018 @	1,800,000	1,820,562
2.375%, 03/12/2019 @	6,806,000	6,885,065
2.597%, 11/04/2019 @	10,000,000	10,131,840
Forest Laboratories, Inc.,
5.000%, 12/15/2021 (Acquired 08/26/2014 through 01/29/2015, Cost $17,454,917) *	16,000,000	17,791,264
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.:
6.500%, 11/15/2020	3,221,000	3,418,286
6.625%, 05/01/2021	1,447,000	1,526,585
6.750%, 02/01/2022	2,649,000	2,807,940
Georgia-Pacific LLC,
2.539%, 11/15/2019 (Acquired 11/03/2014, Cost $10,675,000) *	10,675,000	10,822,721
Glencore Finance (Canada) Limited,
5.800%, 11/15/2016 (Acquired 12/06/2011, Cost $633,791) * f	616,000	655,566
Glencore Funding LLC:
2.500%, 01/15/2019 (Acquired 05/22/2013, Cost $4,440,774) * @	4,463,000	4,465,156
4.125%, 05/30/2023 (Acquired 07/22/2013 through 04/03/2014, Cost $3,609,185) *	3,746,000	3,814,900
4.625%, 04/29/2024 (Acquired 04/22/2014 through 10/08/2014, Cost $4,753,358) * @	4,675,000	4,847,554
GTE Corporation,
8.750%, 11/01/2021	89,000	116,521
Gulf South Pipeline Company, L.P.,
4.000%, 06/15/2022	3,633,000	3,507,258
Hess Corporation,
8.125%, 02/15/2019	4,376,000	5,254,027
Hewlett-Packard Company:
3.300%, 12/09/2016	5,219,000	5,396,702
4.650%, 12/09/2021 @	6,645,000	7,269,131
Holcim US Finance S. a r.l. & Cie S.C.S.,
6.000%, 12/30/2019 (Acquired 09/24/2009 through 09/04/2013, Cost $1,247,047) * f	1,232,000	1,422,460
Hospira, Inc.:
6.050%, 03/30/2017	4,463,000	4,861,327
5.800%, 08/12/2023	6,000,000	7,225,518
Hutchison Whampoa International (09) Limited,
7.625%, 04/09/2019 (Acquired 10/22/2009 through 04/16/2014, Cost $9,193,554) * @ f	8,288,000	9,994,723
Hutchison Whampoa International (14) Limited,
3.625%, 10/31/2024 (Acquired 10/28/2014, Cost $4,994,200) * @ f	5,000,000	5,122,295
Hyundai Capital Services, Inc.:
6.000%, 05/05/2015 (Acquired 05/20/2013, Cost $35,149) * f	35,000	35,134
4.375%, 07/27/2016 (Acquired 04/23/2013, Cost $2,074,509) * f	2,008,000	2,090,776
1.070%, 03/18/2017 (Acquired 03/11/2014, Cost $2,000,000) * f	2,000,000	2,002,524
3.500%, 09/13/2017 (Acquired 03/07/2012 through 08/21/2014, Cost $7,700,061) * f	7,458,000	7,737,242
2.625%, 09/29/2020 (Acquired 03/23/2015, Cost $5,142,172) * f	5,150,000	5,171,630
Ingersoll-Rand Luxembourg Finance S.A.,
2.625%, 05/01/2020 f	2,650,000	2,676,508
Johnson Controls, Inc.:
6.000%, 01/15/2036	993,000	1,225,940
4.950%, 07/02/2064	2,400,000	2,573,210
Kinder Morgan Energy Partners, L.P.:
9.000%, 02/01/2019	893,000	1,087,756
6.950%, 01/15/2038	2,008,000	2,379,390
6.500%, 09/01/2039	893,000	1,016,251
Kinder Morgan Finance Company LLC,
5.700%, 01/05/2016	803,000	829,539
Laboratory Corp. of America Holdings,
3.200%, 02/01/2022	2,400,000	2,429,662
Lafarge S.A.,
7.125%, 07/15/2036 f	893,000	1,160,900
Magellan Midstream Partners L.P.,
3.200%, 03/15/2025	5,000,000	4,987,525
Marathon Petroleum Corporation:
3.625%, 09/15/2024	1,600,000	1,618,235
4.750%, 09/15/2044	1,500,000	1,526,492
Martin Marietta Materials, Inc.,
6.250%, 05/01/2037	893,000	969,167
Masco Corporation,
6.125%, 10/03/2016	1,450,000	1,545,120
Medtronic, Inc.:
3.150%, 03/15/2022 (Acquired 12/01/2014, Cost $3,966,692) *	3,975,000	4,127,497
4.375%, 03/15/2035 (Acquired 12/01/2014, Cost $2,973,510) * @	3,000,000	3,262,329
Murphy Oil Corporation,
4.000%, 06/01/2022	4,463,000	4,264,602
Mylan, Inc.,
7.875%, 07/15/2020 (Acquired 04/25/2014, Cost $3,177,323) *	3,000,000	3,169,533
Nabors Industries, Inc.,
6.150%, 02/15/2018	982,000	1,048,732
National Oilwell Varco, Inc.,
Series B, 6.125%, 08/15/2015	6,288,000	6,290,773

New Cingular Wireless Services, Inc.,
8.750%, 03/01/2031	1,260,000	1,899,406
Nissan Motor Acceptance Corp.,
1.500%, 03/02/2018 (Acquired 02/24/2015, Cost $5,897,404) *	5,900,000	5,927,836
Noble Energy, Inc.,
8.250%, 03/01/2019 @	2,684,000	3,210,942
Noble Holding International Ltd.,
4.000%, 03/16/2018 f	4,000,000	4,022,148
ONEOK Partners, L.P.:
6.150%, 10/01/2016	3,036,000	3,243,853
8.625%, 03/01/2019	7,627,000	9,037,019
3.375%, 10/01/2022	1,130,000	1,072,091
Oracle Corporation,
3.400%, 07/08/2024	3,000,000	3,153,567
Pactiv LLC,
7.950%, 12/15/2025	286,000	291,720
Petrofac Limited,
3.400%, 10/10/2018 (Acquired 10/03/2013 through 12/03/2014, Cost $15,569,544) * f	15,546,000	15,328,885
PetroLogistics LP / PetroLogistics Finance Corp.,
6.250%, 04/01/2020	7,041,000	7,542,671
Phillips 66,
4.875%, 11/15/2044	4,000,000	4,283,704
Plum Creek Timberlands, L.P.,
5.875%, 11/15/2015	3,887,000	4,000,403
POSCO,
4.250%, 10/28/2020 (Acquired 12/18/2014, Cost $1,040,385) * f	975,000	1,051,814
QEP Resources, Inc.,
6.800%, 03/01/2020	893,000	915,325
R.R. Donnelley & Sons Company:
8.600%, 08/15/2016	2,231,000	2,420,635
6.125%, 01/15/2017	88,000	93,060
7.625%, 06/15/2020 @	893,000	1,020,252
Republic Services, Inc.:
5.500%, 09/15/2019	7,400,000	8,389,550
3.550%, 06/01/2022	3,000,000	3,139,056
Rio Tinto Alcan, Inc.,
5.750%, 06/01/2035 f	446,000	520,088
Rio Tinto Finance (USA) Limited,
9.000%, 05/01/2019 @ f	4,909,000	6,225,147
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (Acquired 03/17/2010, Cost $1,783,411) *	1,785,000	1,865,503
SABMiller Holdings, Inc.,
0.945%, 08/01/2018 (Acquired 10/21/2014, Cost $10,047,502) *	10,000,000	10,029,270
Samarco Mineracao S.A.,
5.750%, 10/24/2023 (Acquired 10/22/2013, Cost $4,476,890) * f	4,463,000	4,304,563
Seagate HDD Cayman,
6.875%, 05/01/2020 f	13,137,000	13,629,637
SK Telecom Co., Ltd.,
6.625%, 07/20/2027 (Acquired 07/13/2007, Cost $1,322,945) * f	1,339,000	1,739,107
Southern Natural Gas Company, L.L.C.,
5.900%, 04/01/2017 (Acquired 03/14/2007, Cost $1,247,925) *	1,250,000	1,343,865
Spectra Energy Partners L.P.,
4.500%, 03/15/2045	7,000,000	7,105,014
Sprint Capital Corporation:
6.900%, 05/01/2019	2,499,000	2,583,341
8.750%, 03/15/2032	320,000	330,400
Talisman Energy, Inc.,
7.750%, 06/01/2019 f	1,071,000	1,235,868
TC PipeLines L.P.,
4.375%, 03/13/2025	9,000,000	9,089,244
Telecom Italia Capital:
7.175%, 06/18/2019 f	1,785,000	2,054,981
7.200%, 07/18/2036 f	5,350,000	6,032,125
Telefonica Emisiones S.A.U.:
6.421%, 06/20/2016 f	1,930,000	2,050,704
6.221%, 07/03/2017 f	4,530,000	5,001,791
5.462%, 02/16/2021 f	5,000,000	5,714,170
The Dow Chemical Company,
8.550%, 05/15/2019	8,000,000	10,016,144
The JM Smucker Co.,
3.500%, 03/15/2025 (Acquired 03/12/2015, Cost $4,998,750) * @	5,000,000	5,140,065
The Mosaic Company,
5.450%, 11/15/2033	2,000,000	2,312,496
The Timken Company,
3.875%, 09/01/2024 (Acquired 08/13/2014, Cost $1,978,020) *	2,000,000	2,036,438
The Williams Companies, Inc.,

4.550%, 06/24/2024 @	5,000,000	4,842,565
Thermo Fisher Scientific, Inc.,
1.850%, 01/15/2018	4,925,000	4,942,390
Time Warner Cable, Inc.:
6.550%, 05/01/2037	893,000	1,121,471
6.750%, 06/15/2039	2,767,000	3,546,547
Time Warner, Inc.:
7.625%, 04/15/2031	5,082,000	7,105,749
7.700%, 05/01/2032	8,418,000	11,971,213
Transocean, Inc.,
6.500%, 11/15/2020 @ f	4,000,000	3,355,000
TSMC Global Ltd.,
1.625%, 04/03/2018 (Acquired 12/03/2013 through 01/05/2015, Cost $8,060,711) * f	8,175,000	8,104,319
TTX Co.:
3.600%, 01/15/2025 (Acquired 11/13/2014, Cost $4,999,250) *	5,000,000	5,187,965
3.900%, 02/01/2045 (Acquired 01/26/2015, Cost $9,919,500) *	10,000,000	9,727,150
Tyco Electronics Group S.A.,
6.550%, 10/01/2017 f	6,248,000	7,004,808
U.S. Airways Pass Through Trust,
Series 981A, 6.850%, 01/30/2018	207,944	222,759
Union Pac Corp.,
3.375%, 02/01/2035	3,000,000	2,930,511
Vale Overseas Limited:
8.250%, 01/17/2034 @ f	8,526,000	9,486,027
6.875%, 11/21/2036 f	1,383,000	1,337,638
6.875%, 11/10/2039 f	2,893,000	2,794,580
Valero Energy Corporation,
9.375%, 03/15/2019	15,578,000	19,512,629
Verizon Communications, Inc.:
4.150%, 03/15/2024 @	3,000,000	3,222,657
6.400%, 09/15/2033	14,140,000	17,648,700
4.272%, 01/15/2036 (Acquired 10/22/2014, Cost $7,825,704) *	8,091,000	8,029,152
Viacom, Inc.,
2.500%, 09/01/2018	3,153,000	3,207,314
Vulcan Materials Company:
7.000%, 06/15/2018	1,785,000	2,030,437
7.150%, 11/30/2037	446,000	481,680
Wabtec Corporation,
4.375%, 08/15/2023	2,678,000	2,886,855
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021	2,000,000	2,059,026
3.800%, 11/18/2024	5,934,000	6,135,471
Weatherford International Ltd.,
9.625%, 03/01/2019 f	3,120,000	3,574,275
Western Gas Partners, L.P.,
5.375%, 06/01/2021	8,701,000	9,614,866
Westvaco Corporation:
9.750%, 06/15/2020	143,000	184,501
8.200%, 01/15/2030	4,463,000	6,303,273
Williams Partners L.P.,
6.300%, 04/15/2040	2,767,000	3,044,513
Woodside Finance Ltd.,
3.650%, 03/05/2025 (Acquired 02/26/2015, Cost $8,295,186) * f	8,300,000	8,225,350
Zimmer Holdings, Inc.,
3.150%, 04/01/2022	9,500,000	9,614,979
		814,362,470	17.8%
Total Corporate Bonds		1,736,264,590	38.0%

Other Government Related Securities
CNPC General Capital Ltd.,
2.750%, 05/14/2019 (Acquired 05/07/2014, Cost $1,983,740) * f	2,000,000	2,011,654
Comision Federal de Electricidad,
4.875%, 01/15/2024 (Acquired 10/17/2013, Cost $2,662,655) * f	2,678,000	2,852,070
Corp Andina de Fomento,
4.375%, 06/15/2022 f	6,107,000	6,668,838
Export-Import Bank of Korea:
4.000%, 01/11/2017 f	1,400,000	1,465,885
2.250%, 01/21/2020 f	11,000,000	11,105,908
Korea Electric Power Corporation,
6.750%, 08/01/2027 f	1,932,000	2,503,138
Korea Gas Corporation,
4.250%, 11/02/2020 (Acquired 10/26/2010, Cost $2,309,418) * @ f	2,321,000	2,567,699
Nexen Energy ULC:
6.400%, 05/15/2037 f	3,392,000	4,295,011
7.500%, 07/30/2039 f	4,000,000	5,658,204
Petrobras Global Finance B.V.:

2.631%, 03/17/2017 f	3,000,000	2,759,700
4.375%, 05/20/2023 @ f	1,785,000	1,526,354
Petrobras International Finance Company S.A.:
3.500%, 02/06/2017 f	4,463,000	4,176,698
5.750%, 01/20/2020 f	893,000	828,329
Petroleos Mexicanos:
5.750%, 03/01/2018 @ f	2,499,000	2,745,152
8.000%, 05/03/2019 f	1,500,000	1,794,375
5.500%, 01/21/2021 f	5,600,000	6,146,000
4.875%, 01/24/2022 f	4,000,000	4,245,000
4.500%, 01/23/2026 (Acquired 01/15/2015, Cost $2,495,500) * f	2,500,000	2,547,500
6.625%, 06/15/2035	893,000	1,022,485
Portigon AG,
4.796%, 07/15/2015 f	2,488,000	2,509,526
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024 (Acquired 04/02/2014, Cost $1,496,505) * f	1,500,000	1,627,335
The Korea Development Bank,
0.882%, 01/22/2017 f	2,000,000	1,999,084
		73,055,945	1.6%
Taxable Municipal Bonds
Atlanta Independent School System,
5.557%, 03/01/2026	4,465,000	5,195,251
California Qualified School Bond Joint Powers Authority,
7.155%, 03/01/2027	6,695,000	8,109,319
California School Finance Authority:
5.041%, 07/01/2020	2,230,000	2,466,291
5.043%, 01/01/2021 (Callable 12/31/2015)	1,785,000	1,808,955
County of Contra Costa CA,
5.140%, 06/01/2017	5,335,000	5,633,973
County of Cuyahoga OH,
9.125%, 10/01/2023	895,000	879,069
Eaton Community City School District,
5.390%, 08/25/2027 (Callable 06/01/2020)	2,305,000	2,474,302
Elgin Local School District,
5.499%, 08/31/2027 (Callable 12/01/2019)	4,440,000	4,796,532
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 06/01/2015)	5,105,000	5,104,898
New Hampshire Housing Finance Authority:
3.050%, 01/01/2021	1,005,000	1,046,084
3.750%, 07/01/2034 (Callable 07/01/2023)	2,705,000	2,887,101
New Jersey Economic Development Authority,
2.421%, 06/15/2018	7,000,000	7,049,490
North Carolina Housing Finance Agency,
2.812%, 07/01/2035 (Callable 01/01/2024)	4,900,000	5,054,889
San Dieguito Public Facilities Authority,
6.459%, 05/01/2027	5,675,000	7,188,579
State Public School Building Authority,
5.000%, 09/15/2027	4,458,000	4,898,673
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	2,365,000	2,532,466
West Contra Costa Unified School District,
6.250%, 08/01/2030	1,785,000	2,194,104
Westlake City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	3,570,000	3,732,114
		73,052,090	1.6%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corporation (FGLMC):
6.000%, 06/01/2020	126,178	135,178
5.500%, 11/01/2022	80,449	90,141
5.000%, 06/01/2023	83,078	92,015
5.500%, 07/01/2023	95,702	107,201
3.500%, 11/01/2025	7,074,541	7,520,803
2.500%, 04/01/2028	5,097,376	5,236,606
6.500%, 06/01/2029	285,645	338,056
5.500%, 01/01/2036	510,011	573,571
5.000%, 03/01/2036	12,590,091	13,992,079
6.000%, 12/01/2036	403,687	461,119
5.000%, 03/01/2038	3,958,651	4,393,215
5.500%, 05/01/2038	1,689,546	1,894,899
4.500%, 11/01/2039	9,773,733	10,662,378
4.500%, 11/01/2039	5,599,092	6,108,418
5.000%, 03/01/2040	2,700,020	2,992,260
4.500%, 08/01/2040	1,858,219	2,028,141
4.500%, 09/01/2040	7,744,129	8,454,276
4.500%, 03/01/2041	5,714,273	6,242,375

3.500%, 06/01/2042	9,262,216	9,726,085
3.500%, 07/01/2042	24,247,534	25,463,361
3.000%, 08/01/2042	28,768,852	29,423,862
3.000%, 10/01/2042	10,542,019	10,782,092
3.000%, 01/01/2043	22,958,579	23,479,613
3.000%, 02/01/2043	5,862,497	5,995,450
3.000%, 04/01/2043	9,730,885	9,953,015
3.000%, 06/01/2043	30,168,202	30,838,599
3.000%, 08/01/2043	9,183,053	9,384,028
4.000%, 03/01/2044	16,293,907	17,406,043
3.500%, 07/01/2044	24,226,034	25,415,368
4.000%, 07/01/2044	13,395,382	14,309,681
3.500%, 08/01/2044	908,054	952,634
3.500%, 10/01/2044	22,784,023	23,902,564
4.000%, 10/01/2044	23,310,494	25,124,303
Federal Home Loan Mortgage Corporation (FHLMC):
Series 206, Class E, –%, 07/15/2019	23,645	23,626
Series 141, Class D, 5.000%, 05/15/2021	17,300	18,120
Series 1074, Class I, 6.750%, 05/15/2021	15,035	16,142
Series 1081, Class K, 7.000%, 05/15/2021	98,260	108,789
Series 163, Class F, 6.000%, 07/15/2021	16,084	17,408
Series 188, Class H, 7.000%, 09/15/2021	36,160	39,567
Series 1286, Class A, 6.000%, 05/15/2022	11,643	12,497
Federal National Mortgage Association (FNMA):
Series 1989-37, Class G, 8.000%, 07/25/2019	84,488	91,854
5.000%, 12/01/2019	281,340	298,950
Series 1989-94, Class G, 7.500%, 12/25/2019	28,595	31,068
Series 1990-58, Class J, 7.000%, 05/25/2020	4,003	4,361
Series 1990-76, Class G, 7.000%, 07/25/2020	30,775	33,553
Series 1990-105, Class J, 6.500%, 09/25/2020	17,986	19,279
Series 1990-108, Class G, 7.000%, 09/25/2020	6,106	6,700
Series 1991-1, Class G, 7.000%, 01/25/2021	8,020	8,820
Series 1991-86, Class Z, 6.500%, 07/25/2021	14,601	15,836
5.000%, 11/01/2021	2,427,461	2,580,370
5.500%, 01/01/2023	4,148,102	4,667,740
Series 1993-58, Class H, 5.500%, 04/25/2023	175,067	192,804
5.500%, 07/01/2023	338,448	380,846
5.000%, 11/01/2023	796,155	884,256
6.000%, 03/01/2026	324,792	369,901
6.000%, 05/01/2026	710,342	808,998
3.000%, 04/01/2027	11,074,785	11,630,576
2.500%, 12/01/2027	17,543,957	18,063,746
5.000%, 05/01/2028	489,958	544,176
Series 1998-66, Class C, 6.000%, 12/25/2028	109,874	122,805
4.500%, 08/01/2029	3,759,441	4,097,941
4.500%, 09/01/2029	4,213,964	4,593,025
6.000%, 03/01/2033	100,127	115,150
5.000%, 10/01/2033	45,382,414	50,893,755
5.000%, 11/01/2033	105,215	117,499
4.000%, 01/01/2034	15,517,061	16,761,477
5.500%, 04/01/2034	2,055,313	2,327,569
4.000%, 06/01/2034	20,530,642	22,174,438
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	906,144	925,188
Series 2004-W6, Class 1A4, 5.500%, 07/25/2034	93,083	93,407
4.000%, 09/01/2034	22,488,804	24,299,823
5.500%, 09/01/2034	396,840	449,597
6.000%, 11/01/2034	103,331	118,677
5.500%, 02/01/2035	1,385,932	1,567,220
5.000%, 07/01/2035	11,752,396	13,131,232
5.000%, 10/01/2035	6,225,627	6,926,064
5.000%, 11/01/2035	2,424,961	2,698,173
5.500%, 11/01/2036	623,685	702,655
5.500%, 04/01/2037	3,149,233	3,568,147
6.000%, 08/01/2037	110,881	122,441
4.500%, 06/01/2039	39,919,006	43,608,349
5.000%, 06/01/2039	28,136,066	31,310,439
4.500%, 11/01/2039	583,251	637,580
4.000%, 08/01/2040	3,863,122	4,140,505
3.500%, 12/01/2040	19,238,424	20,245,510
3.500%, 02/01/2041	29,048,727	30,570,265
4.000%, 02/01/2041	20,073,840	21,522,217
3.500%, 03/01/2041	42,909,278	45,157,020
4.500%, 07/01/2041	24,966,217	27,353,570
4.000%, 09/01/2041	6,147,956	6,589,582
4.000%, 10/01/2041	14,038,454	15,045,526
3.500%, 11/01/2041	20,491,091	21,559,222

4.000%, 12/01/2041	20,014,736	21,450,916
4.500%, 01/01/2042	29,410,995	32,187,502
3.000%, 05/01/2042	8,558,381	8,771,777
3.500%, 08/01/2042	15,887,165	16,711,676
4.000%, 08/01/2042	37,288,723	40,166,226
3.000%, 05/01/2043	34,849,311	35,696,820
3.000%, 06/01/2043	14,314,534	14,661,453
3.000%, 08/01/2043	8,687,706	8,895,576
4.000%, 01/01/2045	19,616,524	21,002,271
Government National Mortgage Association (GNMA):
6.000%, 11/20/2033	90,338	105,031
5.000%, 07/20/2040	5,272,828	5,915,106
4.500%, 01/20/2041	16,056,206	17,538,259
4.000%, 06/20/2042	24,752,028	26,541,998
3.500%, 09/20/2042	9,748,392	10,286,550
4.500%, 04/20/2044	11,383,716	12,376,093
		1,070,202,734	23.4%
Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020	317,405	317,476
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021	1,420,978	1,380,706
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 §	326,789	354,078
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	1,064,727	877,086
Banc of America Alternative Loan Trust:
Series 2003-4, Class 2A1, 5.000%, 06/25/2018	77,405	79,172
Series 2003-11, Class 4A1, 4.750%, 01/25/2019	145,635	146,875
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	123,087	126,510
Series 2005-2, Class 4A1, 5.500%, 03/25/2020	176,772	182,123
Series 2005-4, Class 3A1, 5.500%, 05/25/2020	909,062	920,437
Series 2007-1, Class 1A1, 5.761%, 04/25/2022	915,678	912,605
Series 2005-2, Class 1CB2, 5.500%, 03/25/2035 §	148,809	137,844
Series 2006-5, Class CB7, 6.000%, 06/25/2046 §	788,844	643,818
Bank of America Alternative Loan Trust:
Series 2003-5, Class 2A1, 5.000%, 07/25/2018	970,112	988,910
Series 2004-7, Class 4A1, 5.000%, 08/25/2019	2,291,374	2,356,330
Series 2005-10, Class 5A1, 5.250%, 11/25/2020	465,306	474,802
Series 2003-11, Class 2A1, 6.000%, 01/25/2034	536,705	558,760
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035 §	345,603	315,953
Series 2005-11, Class 1CB4, 5.500%, 12/25/2035 §	210,602	191,308
Bear Stearns Asset Backed Securities I Trust,
Series 2004-AC2, Class 2A, 5.000%, 05/25/2034	949,571	955,654
Chase Mortgage Finance Trust,
Series 2006-A1, Class 2A3, 2.506%, 09/25/2036 §	2,890,498	2,551,937
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 §	280,868	278,661
Countrywide Alternative Loan Trust:
Series 2006-J5, Class 3A1, 4.984%, 07/25/2021 §	262,428	260,021
Series 2002-11, Class A4, 6.250%, 10/25/2032	53,177	54,325
Series 2003-20CB, Class 1A1, 5.500%, 10/25/2033	5,475,433	5,584,328
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2006-AR5, Class 21A, 6.000%, 10/25/2021 §	478,730	417,240
First Horizon Alternative Mortgage Securities Trust:
Series 2005-FA7, Class 2A1, 5.000%, 09/25/2020	177,945	181,415
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021	292,950	293,290
Series 2006-FA8, Class 2A1, 5.750%, 02/25/2037 §	1,031,807	892,790
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 2.486%, 03/25/2036	535,383	431,785
J.P. Morgan Mortgage Trust:
Series 2007-A1, Class 5A5, 2.556%, 07/25/2035	11,073,152	11,248,717
Series 2007-A1, Class 5A2, 2.556%, 07/25/2035	6,607,009	6,701,588
Series 2005-A4, Class 1A1, 5.162%, 07/25/2035	3,281,067	3,250,891
Series 2006-A7, Class 2A2, 2.539%, 01/25/2037 §	317,873	288,825
Series 2006-A7, Class 2A4R, 2.539%, 01/25/2037 §	1,358,096	1,233,990
Series 2007-A2, Class 2A3, 2.533%, 04/25/2037	3,598,528	3,209,451
MASTR Alternative Loan Trust:
Series 2004-2, Class 6A1, 5.250%, 12/25/2018	3,243,484	3,363,532
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	435,192	441,708
Series 2004-2, Class 4A1, 5.000%, 02/25/2019	25,626	26,267
Series 2004-4, Class 4A1, 5.000%, 04/25/2019	348,688	355,702
Series 2003-5, Class 6A1, 6.000%, 08/25/2033	411,337	438,206
Merrill Lynch Mortgage Investors Trust:
Series 2004-F, Class A1A, 1.841%, 12/25/2029	14,102,385	14,200,665
Series 2005-A10, Class A, 0.384%, 02/25/2036	32,997,868	30,121,377
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 05/25/2019	174,796	177,157
RFMSI Series Trust,

Series 2003-S11, Class A2, 4.000%, 06/25/2018	11,983	11,876
Salomon Brothers Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033	344,238	371,506
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 3A1, 2.431%, 09/25/2034	10,505,491	10,589,409
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035	292,893	308,441
WaMu Mortgage Pass-Through Certificates:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	412,382	422,528
Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	809,488	831,763
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	63,580	65,859
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	258,769	270,964
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	195,310	202,001
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034 §	11,549,743	12,343,072
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	6,753,103	7,369,830
Series 2004-AR14, Class A1, 2.397%, 01/25/2035	8,369,892	8,435,688
		139,147,252	3.0%
Asset Backed Securities
Accredited Mortgage Loan Trust:
Series 2006-1, Class A3, 0.351%, 04/25/2036	9,147,109	9,067,822
Series 2006-2, Class A3, 0.324%, 09/25/2036	23,564,185	23,227,548
Argent Securities Inc Asset-Backed Pass-Through Certificates,
Series 2005-W3, Class A2D, 0.514%, 11/25/2035	8,254,065	8,006,724
Bayview Financial Mortgage Pass-Through Trust:
Series 2006-A, Class 1A2, 5.483%, 02/28/2041 §	269,911	278,741
Series 2007-B, Class 1A2, 6.831%, 08/28/2047	2,231,398	2,004,771
Bear Stearns ALT-A Trust,
Series 2004-4, Class A1, 0.774%, 06/25/2034	3,958,089	3,789,854
Capital Auto Receivables Asset Trust,
Series 2013-1, Class A3, 0.790%, 06/20/2017	28,274,000	28,285,225
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	4,166,000	5,814,657
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4, Class A2D, 0.530%, 10/25/2035	12,014,491	11,866,100
Conseco Financial Corp.:
Series 1993-3, Class A7, 6.400%, 10/15/2018	58,337	59,564
Series 1993-4, Class A5, 7.050%, 01/15/2019	27,997	28,646
Series 1998-2, Class A5, 6.240%, 12/01/2028	622,919	641,972
Series 1997-6, Class A8, 7.070%, 01/15/2029	5,749	5,830
Series 1998-3, Class A5, 6.220%, 03/01/2030	645,696	682,242
Series 1998-4, Class A5, 6.180%, 04/01/2030	3,539,580	3,793,495
Contimortgage Home Equity Loan Trust,
Series 1997-2, Class A9, 7.090%, 04/15/2028	14	14
Countrywide Asset-Backed Certificates:
Series 2004-13, Class AF4, 4.583%, 01/25/2033	540,080	541,470
Series 2004-S1, Class A3, 5.115%, 02/25/2035	1,022,724	1,042,103
Series 2004-15, Class AF6, 4.613%, 04/25/2035	1,515,307	1,524,031
Series 2005-1, Class AF6, 5.030%, 07/25/2035	2,408,269	2,451,733
Series 2005-11, Class AF3, 4.778%, 02/25/2036	6,313,431	6,407,873
Series 2005-10, Class AF6, 4.783%, 02/25/2036	1,769,395	1,753,150
Series 2005-13, Class AF3, 5.020%, 04/25/2036	2,876,035	2,586,303
Series 2005-17, Class 1AF5, 4.909%, 05/25/2036 §	774,984	955,708
Series 2005-17, Class 1AF2, 4.909%, 05/25/2036 §	244,954	335,702
Series 2006-10, Class 1AF3, 4.968%, 09/25/2046 §	1,254,923	968,492
Credit-Based Asset Servicing and Securitization LLC,
Series 2005-CB8, Class AF2, 4.190%, 12/25/2035	278,400	275,555
CWHEQ Home Equity Loan Trust,
Series 2007-S1, Class A6, 5.693%, 11/25/2036	599,055	576,875
Deutsche Mortgage Securities Inc Mortgage Loan Trust,
Series 2004-4, Class 1A6, 6.000%, 04/25/2034	41,642	42,643
First Franklin Mortgage Loan Trust,
Series 2006-FFH1, Class A4, 0.474%, 01/25/2036	4,898,753	4,750,987
Ford Credit Auto Owner Trust,
Series 2014-2, Class A, 2.310%, 04/15/2026 (Acquired 02/20/2015 through 02/23/2015, Cost $18,223,586) *	18,085,000	18,422,972
GE Capital Mortgage Services Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	2,220	2,236
GE Mortgage Services LLC,
Series 1997-HE4, Class A7, 6.735%, 12/25/2028 §	88	89
GSAA Home Equity Trust,
Series 2004-6, Class A1, 0.974%, 06/25/2034	3,742,952	3,635,630
GSAMP Trust,
Series 2005-WMC2, Class A2C, 0.524%, 11/25/2035	10,752,045	10,445,697
Imc Home Equity Loan Trust,
Series 1997-5, Class A10, 6.880%, 11/20/2028	4,829	4,819
Impac CMB Trust:
Series 2004-4, Class 2A2, 4.606%, 09/25/2034	143,230	145,234

Series 2004-5, Class 1A2, 0.874%, 10/25/2034	4,691,417	4,583,078
J.P. Morgan Mortgage Acquisition Trust:
Series 2006-CH1, Class A1, 0.301%, 07/25/2036	9,140,504	8,790,358
Series 2007-CH1, Class AV4, 0.301%, 11/25/2036	1,674,742	1,669,067
Long Beach Mortgage Loan Trust,
Series 2006-WL2, Class 2A3, 0.374%, 01/25/2036	6,216,212	5,986,418
MortgageIT Trust,
Series 2005-2, Class 1A1, 0.430%, 05/25/2035	4,521,906	4,305,474
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV3, 0.344%, 09/25/2036	5,281,144	5,273,566
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	38,477	39,415
Pemex Finance Ltd., f
10.610%, 08/15/2017	1,673,750	1,844,762
RAAC Series Trust,
Series 2004-SP1, Class AI4, 5.285%, 08/25/2027	26,747	27,188
RAMP Series Trust:
Series 2003-RS7, Class AI6, 5.340%, 08/25/2033	317,136	318,047
Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	130,287	131,808
RASC Series Trust:
Series 2003-KS2, Class AI6, 3.990%, 04/25/2033	482,944	482,438
Series 2003-KS5, Class AI6, 3.620%, 07/25/2033	28,332	27,517
Series 2004-KS2, Class AI6, 4.300%, 03/25/2034	58,803	59,435
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF3, 5.612%, 04/25/2037	2,599,941	1,411,916
Republic Services, Inc.,
Series 2006-KS4, Class A4, 0.414%, 06/25/2036	26,038,000	25,254,178
Securitized Asset Backed Receivables LLC Trust,
Series 2005-OP2, Class A1, 0.499%, 10/25/2035 (Acquired 03/13/2014, Cost $2,742,473) *	2,776,309	2,742,832
Specialty Underwriting & Residential Finance Trust:
Series 2004-BC4, Class A1A, 0.844%, 10/25/2035	3,623,153	3,523,408
Series 2006-BC1, Class A2D, 0.474%, 12/25/2036	4,436,698	4,297,035
Springleaf Funding Trust,
Series 2014-AA, Class A, 2.410%, 12/15/2022 (Acquired 02/10/2015 through 03/26/2015, Cost $7,122,811) *	7,117,000	7,119,918
Structured Asset Securities Corp.,
Series 2005-WF1, Class A3, 0.834%, 02/25/2035	11,363,431	11,294,080
Synchrony Credit Card Master Note Trust,
Series 2015-1, Class A, 2.370%, 03/15/2023	12,375,000	12,535,293
		256,139,738	5.6%
Commercial Mortgage Backed Securities
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	8,085,387	8,124,019
CD Commercial Mortgage Trust,
Series 2005-CD1, Class A4, 5.225%, 07/15/2044	11,062,655	11,115,490
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class A3, 3.753%, 03/10/2047	11,025,000	11,801,568
COMM Mortgage Trust:
Series 2005-C6, Class A5A, 5.116%, 06/10/2044	12,324,742	12,383,112
Series 2012-CR1, Class A3, 3.391%, 05/15/2045	7,813,462	8,306,210
Series 2013-CR9, Class A3, 4.022%, 07/10/2045	11,900,000	13,085,323
Series 2012-CR2, Class A4, 3.147%, 08/15/2045	17,445,536	18,283,812
Series 2013-CR10, Class A3, 3.923%, 08/10/2046	10,550,000	11,527,394
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C5, Class A4, 5.100%, 08/15/2038	9,158,117	9,182,890
FHLMC Multifamily Structured Pass Through Certificates,
Series K003, Class A4, 5.053%, 01/25/2019	12,525,000	14,042,842
GE Capital Commercial Mortgage Corp.,
Series 2005-C4, Class A4, 5.322%, 11/10/2045	9,751,208	9,856,853
GS Mortgage Securities Corp II,
Series 2012-GCJ9, Class A3, 2.773%, 11/10/2045	23,112,320	23,583,603
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
Series 2012-LC9, Class A5, 2.840%, 12/15/2047	8,035,059	8,217,021
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	9,022,467	9,056,311
Series 2012-C8, Class ASB, 2.379%, 10/15/2045 (Acquired 01/16/2015, Cost $9,966,015) *	9,825,000	9,944,629
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	11,652,913	11,972,844
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C17, Class A3, 3.928%, 01/15/2047	8,300,000	9,088,260
Series 2014-C25, Class ASB, 3.407%, 11/15/2047	5,388,000	5,690,051
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/15/2045	20,835,000	21,806,015
Series 2012-C6, Class A4, 2.858%, 11/15/2045	20,460,945	20,978,893
Series 2013-C11, Class A3, 3.960%, 08/15/2046	12,100,000	13,317,309
Series 2013-C12, Class A3, 3.973%, 10/15/2046	22,850,000	25,046,091
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4, 5.271%, 12/15/2044	10,363,202	10,490,565

Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class A3, 3.986%, 07/15/2046	9,300,000	10,195,460
Series 2015-C27, Class ASB, 3.278%, 02/15/2048	18,000,000	18,859,824
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	22,364,220	23,834,980
Series 2013-C18, Class A4, 3.896%, 12/15/2046	11,800,000	12,923,856
Series 2014-C21, Class A5, 3.678%, 08/15/2047	11,254,000	12,083,431
Series 2014-C24, Class A4, 3.343%, 11/15/2047	10,330,000	10,799,767
Series 2014-C23, Class ASB, 3.636%, 10/15/2057	6,000,000	6,442,548
		392,040,971	8.5%
Total Long-Term Investments (Cost $4,368,411,678)		4,478,455,101	97.8%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Cash Advantage Fund, 0.06% «	139,429,887	139,429,887
Short-Term Investments Trust - Liquid Assets Portfolio, 0.08% «	89,000,000	89,000,000
Total Short-Term Investments (Cost $228,429,887)		228,429,887	5.0%

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Investment Companies
Mount Vernon Securities Lending Trust Prime Portfolio, 0.24% «	123,379,358	123,379,358
Total Investment Companies (Cost $123,379,358)		123,379,358	2.7%

Total Investments Purchased With Cash Proceeds From
Securities Lending (Cost $123,379,358)		123,379,358	2.7%
Total Investments (Cost $4,720,220,923)		4,830,264,346	105.5%
Liabilities in Excess of Other Assets		(252,720,951)	(5.5)%
TOTAL NET ASSETS		$4,577,543,395	100.0%

Notes to Schedule of Investments
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction;
resale to the public may require registration or or may extend only to qualified institutional buyers.  At March 31, 2015, the value of these securities total
$545,453,652, which represents 11.92% of total net assets.

@	This security or portion of this security is out on loan at March 31, 2015.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default

Baird Aggregate Bond Fund
Schedule of Investments, March 31, 2015 (Unaudited)
Summary of Fair Value Exposure at March 31, 2015 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1	-	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2	-
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3	-	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$-	$738,551,781	$-	$738,551,781
Corporate Bonds	-	1,736,264,590	-	1,736,264,590
Other Government Related Securities	-	73,055,945	-	73,055,945
Taxable Municipal Bonds	-	73,052,090	-	73,052,090
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	1,070,202,734	-	1,070,202,734
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	139,147,252	-	139,147,252
Asset Backed Securities	-	256,139,738	-	256,139,738
Commercial Mortgage Backed Securities	-	392,040,971	-	392,040,971
Total Long-Term Investments	-	4,478,455,101	-	4,478,455,101

Short-Term Investments
Money Market Mutual Funds	228,429,887	-	-	228,429,887
Total Short-Term Investment	228,429,887	-	-	228,429,887

Investments Purchased with Cash
Proceeds from Securities Lending
Investment Companies	123,379,358	-	-	123,379,358
Total Investments Purchased with
Cash Proceeds from Securities Lending	123,379,358	-	-	123,379,358

Total Investments	$351,809,245	$4,478,455,101	$-	$4,830,264,346

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird Core Plus Bond Fund
Schedule of Investments
March 31, 2015 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
2.625%, 08/15/2020	$354,700,000	$375,871,334
2.500%, 05/15/2024	8,100,000	8,508,799
5.250%, 11/15/2028	81,825,000	111,671,978
3.500%, 02/15/2039 @	356,795,000	422,467,401
		918,519,512	11.3%
Corporate Bonds
Finance
Abbey National Treasury Services plc,
4.000%, 03/13/2024 @ f	7,700,000	8,243,859
ABN AMRO Bank N.V.:
4.250%, 02/02/2017 (Acquired 01/30/2012, Cost $4,995,100) * f	5,000,000	5,258,440
2.500%, 10/30/2018 (Acquired 10/23/2013 through 10/24/2014, Cost $6,823,046) * f	6,750,000	6,893,680
AIA Group Ltd.,
3.200%, 03/11/2025 (Acquired 03/04/2015, Cost $8,988,570) * f	9,000,000	9,079,191
AIG SunAmerica Global Financing X,
6.900%, 03/15/2032 (Acquired 11/10/2011, Cost $2,126,087) *	2,000,000	2,819,516
Ally Financial, Inc.:
4.625%, 06/26/2015	5,000,000	5,025,000
5.500%, 02/15/2017	7,275,000	7,566,000
8.000%, 12/31/2018	1,194,000	1,349,220
3.750%, 11/18/2019 @	17,000,000	16,808,750
5.125%, 09/30/2024 @	3,000,000	3,093,750
American Express Credit Corporation,
0.747%, 08/15/2019	7,450,000	7,417,809
American International Group, Inc.:
6.400%, 12/15/2020	3,500,000	4,239,602
4.875%, 06/01/2022	10,625,000	12,074,824
3.875%, 01/15/2035	5,000,000	5,025,015
6.820%, 11/15/2037	4,098,000	5,641,631
AmSouth Bancorporation,
6.750%, 11/01/2025	710,000	847,571
ANZ New Zealand Int'l Ltd/ London
1.750%, 03/29/2018 (Acquired 03/24/2015, Cost $6,149,262) * f	6,150,000	6,161,783
Associates Corporation of North America,
6.950%, 11/01/2018	12,038,000	14,019,515
Australia and New Zealand Banking Group Limited,
4.500%, 03/19/2024 (Acquired 03/12/2014, Cost $8,987,760) * f	9,000,000	9,405,162
Banco Santander (Brasil) S.A.,
4.625%, 02/13/2017 (Acquired 02/06/2012, Cost $994,140) * f	1,000,000	1,030,000
Bank of America Corporation:
10.200%, 07/15/2015	2,675,000	2,743,582
6.875%, 04/25/2018	1,250,000	1,429,822
7.625%, 06/01/2019	7,735,000	9,336,037
3.300%, 01/11/2023	9,450,000	9,573,218
7.750%, 05/14/2038	725,000	1,044,051
BanPonce Trust I,
Series A, 8.327%, 02/01/2027	2,185,000	1,964,391
Barclays Bank PLC:
6.750%, 05/22/2019 f	9,850,000	11,676,614
3.750%, 05/15/2024 @ f	1,450,000	1,526,706
Barclays PLC:
2.750%, 11/08/2019 f	7,000,000	7,068,964
3.650%, 03/16/2025 @ f	8,000,000	8,024,408
BB&T Corporation,
2.450%, 01/15/2020	15,000,000	15,258,840
Berkshire Hathaway Finance Corporation,
4.400%, 05/15/2042	3,500,000	3,854,371

BNP Paribas:
0.716%, 05/07/2017 f	6,500,000	6,507,663
2.375%, 09/14/2017 f	3,000,000	3,057,978
5.000%, 01/15/2021 @ f	5,000,000	5,667,615
3.250%, 03/03/2023 f	4,000,000	4,087,084
BNZ International Funding Limited,
2.350%, 03/04/2019 (Acquired 09/03/2014 through 11/03/2014, Cost $13,754,140) * f	13,775,000	13,921,786
BOKF, N.A.,
0.948%, 05/15/2017	3,000,000	2,986,500
BPCE:
2.500%, 12/10/2018 f	5,500,000	5,631,648
2.250%, 01/27/2020 f	4,000,000	4,020,276
5.700%, 10/22/2023 (Acquired 10/15/2013 through 11/10/2014, Cost $30,080,268) * f	28,500,000	31,519,404
Caisse Centrale Desjardins,
0.918%, 01/29/2018 (Acquired 01/26/2015, Cost $28,875,000) * f	28,875,000	28,870,640
Capital One Bank USA NA
3.375%, 02/15/2023	22,082,000	22,364,583
Capital One Financial Corporation:
6.150%, 09/01/2016	4,425,000	4,714,629
2.450%, 04/24/2019	3,975,000	4,022,271
Capital One NA,
1.650%, 02/05/2018	8,400,000	8,366,744
CIT Group, Inc.:
4.250%, 08/15/2017	1,000,000	1,012,500
5.500%, 02/15/2019 (Acquired 02/02/2012, Cost $500,000) * @	500,000	520,000
5.000%, 08/01/2023 @	5,000,000	5,125,000
Citigroup, Inc.:
4.450%, 01/10/2017	1,800,000	1,897,108
1.850%, 11/24/2017	11,500,000	11,580,811
8.500%, 05/22/2019	1,389,000	1,729,831
2.400%, 02/18/2020	8,000,000	8,028,544
Citizens Bank, National Association,
2.450%, 12/04/2019	36,000,000	36,443,340
CNA Financial Corporation:
6.500%, 08/15/2016	1,000,000	1,071,271
7.350%, 11/15/2019	1,175,000	1,413,403
5.875%, 08/15/2020 @	6,839,000	7,909,850
5.750%, 08/15/2021	4,477,000	5,166,485
7.250%, 11/15/2023	5,300,000	6,594,896
Comerica Bank:
5.750%, 11/21/2016	75,000	80,400
5.200%, 08/22/2017	5,980,000	6,493,502
Commonwealth Bank of Australia,
5.000%, 10/15/2019 (Acquired 03/02/2012 through 08/16/2012, Cost $6,237,408) * f	5,900,000	6,641,188
Compass Bank,
2.750%, 09/29/2019	30,470,000	30,910,505
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
1.700%, 03/19/2018 f	5,250,000	5,296,337
Countrywide Financial Corporation,
6.250%, 05/15/2016	2,100,000	2,209,217
Credit Mutuel-CIC Home Loan SFH,
1.500%, 11/16/2017 (Acquired 11/08/2012, Cost $4,981,300) * @ f	5,000,000	5,029,195
Credit Suisse:
0.583%, 08/24/2015 f	5,000,000	5,000,280
5.300%, 08/13/2019 f	6,966,000	7,869,309
3.000%, 10/29/2021 f	12,600,000	12,842,550
Credit Suisse Group Funding Guernsey Ltd.,
3.750%, 03/26/2025 (Acquired 03/23/2015, Cost $14,964,000) * f	15,000,000	15,175,410
Deutsche Bank AG/ London:
0.938%, 02/13/2018 f	9,000,000	9,025,110
1.875%, 02/13/2018 f	8,000,000	8,011,272
Deutsche Bank Aktiengesellschaft,
3.250%, 01/11/2016 f	2,000,000	2,038,398
Discover Bank,
8.700%, 11/18/2019	3,237,000	3,986,938
Discover Financial Services,
3.950%, 11/06/2024	25,000,000	25,710,175

Dresdner Bank AG,
7.250%, 09/15/2015 f	10,425,000	10,678,473
Fifth Third Bancorp,
0.690%, 12/20/2016	9,585,000	9,527,471
First Horizon National Corporation,
5.375%, 12/15/2015	12,420,000	12,740,511
First Tennessee Bank National Association,
2.950%, 12/01/2019	12,000,000	12,171,036
FMR LLC:
4.950%, 02/01/2033 (Acquired 01/29/2013 through 12/23/2014, Cost $4,403,785) *	4,235,000	4,739,160
6.500%, 12/14/2040 (Acquired 04/04/2013 through 10/28/2013, Cost $2,276,296) *	1,820,000	2,429,054
General Electric Capital Corporation:
3.800%, 06/18/2019 (Acquired 01/07/2015, Cost $7,947,852) *	7,500,000	8,027,025
5.500%, 01/08/2020	1,875,000	2,171,066
2.200%, 01/09/2020	10,000,000	10,110,340
5.550%, 05/04/2020	4,185,000	4,867,164
4.375%, 09/16/2020	2,925,000	3,247,060
5.300%, 02/11/2021 @	3,000,000	3,465,384
4.650%, 10/17/2021	8,450,000	9,563,524
Genworth Holdings, Inc.,
7.625%, 09/24/2021	1,000,000	1,040,000
Goldman Sachs Capital I,
6.345%, 02/15/2034	125,000	155,776
Highmark, Inc.,
4.750%, 05/15/2021 (Acquired 07/30/2014, Cost $7,855,971) *	7,800,000	8,193,214
HSBC Bank USA, National Association,
6.000%, 08/09/2017	2,720,000	2,985,091
HSBC Finance Corporation:
5.500%, 01/19/2016	2,420,000	2,505,794
6.676%, 01/15/2021	24,693,000	29,321,209
HSBC USA, Inc.,
2.350%, 03/05/2020	2,750,000	2,763,753
Humana, Inc.,
7.200%, 06/15/2018	800,000	928,949
ING Bank N.V.:
4.000%, 03/15/2016 (Acquired 03/08/2011 through 09/20/2011, Cost $1,599,707) * @ f	1,600,000	1,643,824
3.750%, 03/07/2017 (Acquired 02/29/2012 through 04/24/2013, Cost $4,983,126) * f	5,000,000	5,227,640
2.450%, 03/16/2020 (Acquired 03/10/2015, Cost $9,257,656) * f	9,275,000	9,388,776
5.000%, 06/09/2021 (Acquired 10/12/2011, Cost $2,468,800) * f	2,500,000	2,851,693
5.800%, 09/25/2023 (Acquired 01/14/2014, Cost $2,941,850) * f	2,800,000	3,169,933
Invesco Finance PLC,
3.125%, 11/30/2022 f	5,500,000	5,556,392
iStar Financial, Inc.,
5.850%, 03/15/2017	500,000	520,000
J.P. Morgan Chase & Co.:
0.806%, 04/25/2018	2,300,000	2,297,868
2.200%, 10/22/2019	3,500,000	3,509,524
4.250%, 10/15/2020	8,100,000	8,832,993
4.350%, 08/15/2021	2,400,000	2,639,923
4.500%, 01/24/2022	4,400,000	4,863,496
3.200%, 01/25/2023	5,350,000	5,439,019
3.125%, 01/23/2025 @	21,850,000	21,914,086
Jefferies Group LLC,
6.450%, 06/08/2027	1,000,000	1,080,000
John Hancock Life Insurance Company,
7.375%, 02/15/2024 (Acquired 08/26/2010 through 04/11/2013, Cost $11,880,845) *	9,765,000	12,334,328
Kemper Corporation,
6.000%, 05/15/2017	1,000,000	1,080,781
KeyBank National Association:
7.413%, 05/06/2015	5,100,000	5,111,944
5.450%, 03/03/2016	1,279,000	1,330,748
4.625%, 06/15/2018	2,670,000	2,795,060
2.250%, 03/16/2020	9,425,000	9,490,052
Kookmin Bank,
1.625%, 07/14/2017 (Acquired 07/07/2014, Cost $4,985,900) * f	5,000,000	4,989,735
LeasePlan Corporation N.V.:
3.000%, 10/23/2017 (Acquired 10/15/2012 through 02/07/2013, Cost $10,036,833) * f	10,000,000	10,289,000

2.500%, 05/16/2018 (Acquired 05/07/2013 through 03/19/2015, Cost $26,438,881) * f	26,278,000	26,573,811
Liberty Mutual Group, Inc.:
6.500%, 03/15/2035 (Acquired 09/29/2008 through 04/16/2013, Cost $700,082) *	700,000	878,900
10.750%, 06/15/2058 (Acquired 05/21/2008 through 05/06/2009, Cost $751,257) *	900,000	1,377,000
Liberty Mutual Insurance Company,
7.697%, 10/15/2097 (Acquired 03/26/2003, Cost $240,081) *	375,000	488,985
Lincoln National Corporation:
8.750%, 07/01/2019	7,801,000	9,815,897
6.050%, 04/20/2067	930,000	896,055
Lloyds Bank PLC:
4.200%, 03/28/2017 f	2,000,000	2,113,724
5.800%, 01/13/2020 (Acquired 01/05/2010 through 01/19/2012, Cost $6,395,904) * f	6,350,000	7,390,644
2.400%, 03/17/2020 f	6,700,000	6,763,469
M&I Marshall & Ilsley Bank,
4.850%, 06/16/2015	2,189,000	2,205,142
M&T Capital Trust I,
8.234%, 02/01/2027	500,000	504,328
M&T Capital Trust II,
8.277%, 06/01/2027	2,300,000	2,331,683
Macquarie Bank Limited:
2.000%, 08/15/2016 (Acquired 09/27/2013, Cost $3,509,942) * f	3,500,000	3,540,824
0.886%, 10/27/2017 (Acquired 10/22/2014, Cost $8,000,000) * f	8,000,000	7,999,792
1.600%, 10/27/2017 (Acquired 10/22/2014, Cost $7,595,364) * f	7,600,000	7,596,466
2.400%, 01/21/2020 (Acquired 01/14/2015, Cost $12,971,400) * f	13,000,000	13,084,409
Macquarie Group Limited:
4.875%, 08/10/2017 (Acquired 10/30/2014, Cost $1,068,403) * f	1,000,000	1,070,616
7.625%, 08/13/2019 (Acquired 12/15/2014, Cost $2,947,526) * f	2,467,000	2,974,472
Manufacturers And Traders Trust Company:
6.625%, 12/04/2017	1,120,000	1,265,903
2.100%, 02/06/2020	8,000,000	8,015,824
5.585%, 12/28/2020	7,114,000	7,332,450
Manulife Financial Corporation,
4.900%, 09/17/2020 f	2,784,000	3,110,237
Marsh & McLennan Companies, Inc.,
4.800%, 07/15/2021	1,000,000	1,128,093
Massachusetts Mutual Life Insurance Company:
7.625%, 11/15/2023 (Acquired 10/10/2012, Cost $4,133,194) *	3,184,000	4,130,947
8.875%, 06/01/2039 (Acquired 10/03/2012 through 12/19/2014, Cost $30,149,223) *	19,440,000	31,893,128
MBIA Insurance Corporation,
11.513%, 01/15/2033 (Acquired 01/11/2008, Cost $700,000) * §	700,000	379,750
MetLife Capital Trust IV,
7.875%, 12/15/2037 (Acquired 03/26/2012 through 04/05/2013, Cost $1,046,126) *	900,000	1,192,500
MetLife, Inc.:
7.717%, 02/15/2019	1,157,000	1,401,757
4.050%, 03/01/2045	6,400,000	6,627,955
Metropolitan Life Global Funding I,
3.875%, 04/11/2022 (Acquired 12/18/2012, Cost $1,601,828) *	1,500,000	1,611,015
Mizuho Bank, Ltd.:
1.850%, 03/21/2018 (Acquired 03/14/2013, Cost $1,847,447) * f	1,850,000	1,855,371
2.650%, 09/25/2019 (Acquired 09/18/2014, Cost $4,991,400) * f	5,000,000	5,095,105
2.400%, 03/26/2020 (Acquired 03/19/2015, Cost $19,974,800) * f	20,000,000	20,110,500
Morgan Stanley:
5.450%, 01/09/2017	2,000,000	2,139,464
6.625%, 04/01/2018	1,275,000	1,450,124
7.300%, 05/13/2019	4,675,000	5,592,777
2.375%, 07/23/2019 @	2,000,000	2,014,922
5.625%, 09/23/2019	10,100,000	11,496,547
2.650%, 01/27/2020	7,000,000	7,097,454
3.750%, 02/25/2023	1,000,000	1,047,339
3.700%, 10/23/2024	5,000,000	5,212,910
MUFG Americas Holdings Corporation,
2.250%, 02/10/2020	7,000,000	7,013,573
3.500%, 06/18/2022	1,150,000	1,201,806
National Australia Bank Ltd/ New York,
2.750%, 03/09/2017 f	6,000,000	6,196,284
National City Bank,
5.800%, 06/07/2017	6,170,000	6,746,130

Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (Acquired 02/05/2015 through 03/23/2015, Cost $8,850,140) *	7,773,000	8,754,660
Nationwide Mutual Insurance Company,
7.875%, 04/01/2033 (Acquired 10/13/2009, Cost $90,875) *	100,000	140,495
Navient, LLC,
5.625%, 08/01/2033	50,000	40,938
New England Mutual Life Insurance Company,
7.875%, 02/15/2024 (Acquired 11/07/2012, Cost $4,181,054) *	3,200,000	4,103,216
Nippon Life Insurance Company,
5.000%, 10/18/2042 (Acquired 10/11/2012, Cost $2,000,000) * f	2,000,000	2,150,000
Nomura Holdings, Inc.:
2.000%, 09/13/2016 f	3,000,000	3,028,179
2.750%, 03/19/2019 f	11,268,000	11,530,679
6.700%, 03/04/2020 f	2,525,000	3,020,188
Nordea Bank AB,
3.125%, 03/20/2017 (Acquired 03/14/2012 through 05/09/2012, Cost $8,020,072) * f	8,000,000	8,295,440
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (Acquired 03/10/2015, Cost $16,000,000) *	16,000,000	16,230,928
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,000,000	1,022,936
3.125%, 05/15/2023	3,550,000	3,555,275
Principal Life Global Funding II,
2.200%, 04/08/2020	8,000,000	7,989,440
Prudential Financial, Inc.,
6.000%, 12/01/2017	2,000,000	2,232,654
Rabobank Nederland:
3.375%, 01/19/2017 f	2,000,000	2,084,406
3.875%, 02/08/2022 f	4,150,000	4,466,176
Raymond James Financial, Inc.,
8.600%, 08/15/2019	14,527,000	18,019,305
Regions Bank,
7.500%, 05/15/2018	15,864,000	18,439,235
Reliance Standard Life Global Funding II,
2.500%, 01/15/2020 (Acquired 01/07/2015, Cost $13,952,260) *	14,000,000	14,102,396
Royal Bank of Canada,
0.514%, 10/13/2017 f	9,000,000	8,997,651
Santander Bank, N.A.,
8.750%, 05/30/2018	7,034,000	8,303,996
Santander Financial Issuances Limited,
7.250%, 11/01/2015 f	300,000	309,752
Santander UK PLC,
5.000%, 11/07/2023 (Acquired 10/31/2013 through 01/27/2015, Cost $24,462,095) * f	22,975,000	24,741,019
Simon Property Group L.P.,
1.500%, 02/01/2018 (Acquired 12/10/2012, Cost $11,962,200) *	12,000,000	12,023,004
Societe Generale:
5.200%, 04/15/2021 (Acquired 09/20/2011 through 02/13/2013, Cost $9,991,867) * f	10,100,000	11,554,602
5.000%, 01/17/2024 (Acquired 01/14/2014, Cost $2,972,790) * @ f	3,000,000	3,141,036
SpareBank 1 Boligkreditt AS,
1.750%, 11/15/2019 (Acquired 11/07/2012, Cost $4,961,150) * f	5,000,000	4,979,785
Springleaf Finance Corp.,
6.900%, 12/15/2017	1,000,000	1,065,000
Standard Chartered PLC,
5.700%, 03/26/2044 (Acquired 03/21/2014 through 05/01/2014, Cost $14,104,061) * f	14,000,000	15,620,948
Stifel Financial Corp.,
4.250%, 07/18/2024	13,115,000	13,387,726
Sumitomo Mitsui Banking Corporation:
2.250%, 07/11/2019 f	12,050,000	12,133,422
2.450%, 01/16/2020 f	12,200,000	12,349,157
3.000%, 01/18/2023 f	2,500,000	2,517,613
SunTrust Bank:
0.553%, 08/24/2015	10,000,000	9,996,170
7.250%, 03/15/2018	5,682,000	6,574,489
SunTrust Banks, Inc.,
3.500%, 01/20/2017	4,750,000	4,944,874
SUSA Partnership, L.P.,
8.200%, 06/01/2017	1,000,000	1,132,206
Svenska Handelsbanken AB,

2.875%, 04/04/2017 f	2,425,000	2,507,047
Swedbank AB,
2.125%, 09/29/2017 (Acquired 09/24/2012, Cost $2,995,470) * f	3,000,000	3,046,017
Symetra Financial Corporation,
6.125%, 04/01/2016 (Acquired 10/12/2010 through 12/12/2014, Cost $7,328,610) *	7,127,000	7,408,923
Synchrony Financial:
3.750%, 08/15/2021	16,650,000	17,266,117
4.250%, 08/15/2024	23,000,000	24,053,469
TD Ameritrade Holding Corporation,
5.600%, 12/01/2019	1,000,000	1,157,510
The Bank of Tokyo-Mitsubishi UFJ, Ltd.:
0.711%, 02/26/2016 (Acquired 10/09/2014, Cost $3,345,687) * f	3,340,000	3,343,874
0.633%, 07/15/2016 f	10,000,000	9,997,320
2.350%, 02/23/2017 (Acquired 02/14/2012, Cost $5,996,640) * f	6,000,000	6,109,860
0.675%, 03/10/2017 (Acquired 10/08/2014 through 11/12/2014, Cost $7,258,957) * f	7,250,000	7,244,012
2.300%, 03/05/2020 (Acquired 02/25/2015, Cost $7,844,819) * f	7,850,000	7,856,837
The Bear Stearns Companies LLC,
7.250%, 02/01/2018	2,250,000	2,590,339
The Chubb Corporation,
6.375%, 03/29/2067	1,320,000	1,399,200
The Goldman Sachs Group, Inc.:
5.950%, 01/18/2018	3,000,000	3,340,419
6.150%, 04/01/2018	6,500,000	7,307,566
7.500%, 02/15/2019	1,825,000	2,178,103
2.550%, 10/23/2019	4,000,000	4,055,600
5.250%, 07/27/2021	1,000,000	1,137,215
5.750%, 01/24/2022	8,100,000	9,455,600
3.500%, 01/23/2025	9,250,000	9,412,375
6.750%, 10/01/2037	300,000	393,916
The Guardian Life Insurance Company of America,
4.875%, 06/19/2064 (Acquired 06/16/2014, Cost $2,989,950) *	3,000,000	3,283,461
The Hartford Financial Services Group, Inc.:
5.375%, 03/15/2017	2,913,000	3,127,706
4.000%, 10/15/2017	3,000,000	3,194,568
5.125%, 04/15/2022	6,097,000	6,947,647
8.125%, 06/15/2038	1,365,000	1,554,394
The Royal Bank of Scotland Group Public Limited Company,
2.550%, 09/18/2015 f	4,225,000	4,255,821
The Royal Bank of Scotland Public Limited Company,
6.125%, 01/11/2021 f	7,850,000	9,367,499
Torchmark Corporation,
3.800%, 09/15/2022	1,275,000	1,334,706
UBS AG:
1.375%, 08/14/2017 f	3,000,000	2,998,317
1.800%, 03/26/2018 f	14,500,000	14,540,238
UnitedHealth Group Incorporated,
6.000%, 02/15/2018	1,000,000	1,131,625
Voya Financial, Inc.,
5.500%, 07/15/2022	19,934,000	23,035,671
Wells Fargo & Co.:
Series N, 2.150%, 01/30/2020 @	7,000,000	7,036,113
3.000%, 02/19/2025	5,000,000	5,021,500
Wells Fargo Bank, National Association,
6.000%, 11/15/2017	8,322,000	9,298,079
Westpac Banking Corporation:
2.000%, 08/14/2017 @ f	8,000,000	8,154,248
4.875%, 11/19/2019 f	636,000	714,955
Willis Group Holdings Public Limited Company,
5.750%, 03/15/2021 f	11,000,000	12,389,322
Willis North America, Inc.:
5.625%, 07/15/2015	2,600,000	2,632,505
7.000%, 09/29/2019	7,803,000	9,144,180
		1,647,409,789	20.2%
Utility
Appalachian Power Company,
Series P, 6.700%, 08/15/2037	1,150,000	1,575,927
Arizona Public Service Company,

8.750%, 03/01/2019	1,150,000	1,448,809
Berkshire Hathaway Energy Co.,
3.500%, 02/01/2025 @	7,000,000	7,289,618
CMS Energy Corporation,
5.050%, 03/15/2022	1,000,000	1,143,793
Consolidated Edison Company of New York, Inc.,
4.625%, 12/01/2054	7,600,000	8,534,671
Dominion Resources, Inc.:
2.500%, 12/01/2019	5,225,000	5,309,943
Series B, 5.950%, 06/15/2035	1,880,000	2,301,953
EDP Finance BV:
4.900%, 10/01/2019 (Acquired 02/04/2015, Cost $1,662,142) * f	1,564,000	1,662,626
4.125%, 01/15/2020 (Acquired 03/03/2015 through 03/04/2015, Cost $9,166,793) * f	8,816,000	9,124,560
ENEL Finance International N.V.,
6.800%, 09/15/2037 (Acquired 09/13/2007 through 09/29/2008, Cost $498,897) * f	500,000	651,400
Exelon Corporation,
4.900%, 06/15/2015	775,000	781,110
Exelon Generation Company, LLC:
6.200%, 10/01/2017	4,350,000	4,818,473
5.600%, 06/15/2042	6,100,000	6,980,102
IPALCO Enterprises, Inc.,
5.000%, 05/01/2018	1,000,000	1,060,000
KeySpan Corporation,
8.000%, 11/15/2030	1,875,000	2,671,324
Mega Advance Investments Ltd.,
5.000%, 05/12/2021 (Acquired 05/09/2011 through 05/23/2012, Cost $2,811,269) * f	2,800,000	3,073,000
National Rural Utilities Cooperative Finance Corporation:
10.375%, 11/01/2018	6,673,000	8,645,752
2.300%, 11/15/2019	5,000,000	5,099,685
2.850%, 01/27/2025	12,875,000	12,974,550
NextEra Energy Capital Holdings, Inc.,
Series D, 7.300%, 09/01/2067	2,600,000	2,736,500
ONEOK, Inc.,
4.250%, 02/01/2022	6,150,000	5,823,386
PPL Energy Supply, LLC:
Series A, 5.700%, 10/15/2015	1,900,000	1,923,038
6.200%, 05/15/2016	3,070,000	3,175,436
PSEG Power LLC,
5.320%, 09/15/2016	3,077,000	3,262,389
Public Service Company of New Mexico,
7.950%, 05/15/2018	6,553,000	7,693,097
RGS I&M Funding Corp,
Series F*, 9.820%, 06/07/2022	154,712	182,884
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $5,958,960) * @ f	6,000,000	6,379,200
		116,323,226	1.4%
Industrials
21st Century Fox America, Inc.:
6.900%, 03/01/2019	6,659,000	7,879,921
3.700%, 09/15/2024 @	4,025,000	4,256,820
6.150%, 03/01/2037	9,000,000	11,621,412
4.750%, 09/15/2044 @	1,950,000	2,185,558
A.P. Meoller - Maersk A/S:
2.550%, 09/22/2019 (Acquired 11/24/2014, Cost $10,062,444) * f	10,000,000	10,164,220
3.750%, 09/22/2024 (Acquired 09/15/2014, Cost $4,459,830) * @ f	4,475,000	4,637,796
AbbVie, Inc.:
1.750%, 11/06/2017	7,450,000	7,476,425
2.000%, 11/06/2018	10,835,000	10,828,272
Access Midstream Partners LP / ACMP Finance Corp.,
6.125%, 07/15/2022	300,000	317,850
Acuity Brands Lighting, Inc.,
6.000%, 12/15/2019	700,000	786,859
ADT Corp.:
2.250%, 07/15/2017	22,810,000	22,638,925
3.500%, 07/15/2022	1,200,000	1,092,000
Agrium, Inc.,
4.125%, 03/15/2035 f	6,550,000	6,493,971

Alibaba Group Holding Limited,
3.125%, 11/28/2021 (Acquired 11/20/2014, Cost $9,955,800) * f	10,000,000	10,070,500
Altera Corporation,
4.100%, 11/15/2023	3,000,000	3,187,923
Ameritech Capital Funding Corporation,
6.450%, 01/15/2018	3,175,000	3,549,393
Anadarko Petroleum Corporation:
5.950%, 09/15/2016	2,792,000	2,978,466
6.375%, 09/15/2017	968,000	1,077,027
8.700%, 03/15/2019 @	4,380,000	5,354,445
6.450%, 09/15/2036 @	1,725,000	2,139,871
Anglo American Capital PLC,
9.375%, 04/08/2019 (Acquired 09/20/2011 through 12/29/2014, Cost $6,704,959) * f	5,600,000	7,019,303
Apple, Inc.,
2.150%, 02/09/2022 @	3,550,000	3,504,049
ArcelorMittal S.A.:
5.250%, 02/25/2017 @ f	5,000,000	5,200,000
7.000%, 02/25/2022 @ f	2,000,000	2,190,000
AT&T, Inc.:
6.300%, 01/15/2038	11,000,000	13,169,233
5.550%, 08/15/2041 @	1,000,000	1,124,637
Atlas Air, Inc. Pass Through Trust,
Series 00-1, 8.707%, 01/02/2019	109,502	113,335
Bayer US Finance LLC,
2.375%, 10/08/2019 (Acquired 10/01/2014, Cost $14,657,559) *	14,725,000	14,976,591
Beam Suntory, Inc.,
3.250%, 05/15/2022	2,000,000	2,007,444
Becton, Dickinson and Company:
3.250%, 11/12/2020	13,000,000	13,518,960
3.734%, 12/15/2024 @	4,900,000	5,128,345
Bemis Company, Inc.,
4.500%, 10/15/2021	1,000,000	1,106,006
Boardwalk Pipelines L.P.,
4.950%, 12/15/2024	13,875,000	13,984,515
Boston Scientific Corporation,
2.650%, 10/01/2018	10,000,000	10,110,070
BP Capital Markets:
0.899%, 09/26/2018 @ f	5,000,000	4,999,735
4.750%, 03/10/2019 @ f	1,500,000	1,660,194
Browning-Ferris Industries, Inc.,
9.250%, 05/01/2021	1,600,000	2,064,278
Bunge Limited Finance Corp.,
8.500%, 06/15/2019	13,690,000	16,869,407
Bunge N.A. Finance L.P.,
5.900%, 04/01/2017	4,024,000	4,347,550
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045 @	3,100,000	3,224,747
CareFusion Corporation:
6.375%, 08/01/2019	5,000,000	5,845,660
3.875%, 05/15/2024	7,500,000	7,900,147
CCOH Safari, LLC:
5.500%, 12/01/2022	2,000,000	2,045,000
5.750%, 12/01/2024	10,000,000	10,300,000
CenturyLink, Inc.,
Series R, 5.150%, 06/15/2017	2,000,000	2,095,000
CF Industries, Inc.:
6.875%, 05/01/2018	5,000,000	5,700,115
3.450%, 06/01/2023 @	8,745,000	8,825,848
5.375%, 03/15/2044	5,000,000	5,617,795
Chesapeake Energy Corporation:
6.500%, 08/15/2017 @	3,544,000	3,730,060
3.503%, 04/15/2019	4,500,000	4,331,250
Cliffs Natural Resources, Inc.,
5.950%, 01/15/2018 @	11,579,000	8,973,725
Comcast Cable Communications Holdings, Inc.,
9.455%, 11/15/2022	2,030,000	2,953,490
Comcast Corporation:

4.250%, 01/15/2033	5,900,000	6,328,965
4.650%, 07/15/2042	2,000,000	2,229,380
Computer Sciences Corporation,
4.450%, 09/15/2022	2,000,000	2,082,984
ConAgra Foods, Inc.,
1.900%, 01/25/2018	8,569,000	8,579,677
ConocoPhillips Canada Funding Company I,
5.950%, 10/15/2036 f	845,000	1,068,748
Constellation Brands, Inc.,
4.750%, 11/15/2024	100,000	105,750
Continental Airlines Pass Through Trust,
Series 974A, 6.900%, 01/02/2018	21,308	22,613
Cox Communications, Inc.:
9.375%, 01/15/2019 (Acquired 10/06/2014, Cost $9,588,236) *	7,670,000	9,668,028
2.950%, 06/30/2023 (Acquired 04/24/2013 through 12/29/2014, Cost $5,440,411) * @	5,475,000	5,392,371
3.850%, 02/01/2025 (Acquired 12/01/2014, Cost $4,616,999) * @	4,625,000	4,763,241
4.800%, 02/01/2035 (Acquired 12/01/2014, Cost $9,996,400) *	10,000,000	10,517,600
4.700%, 12/15/2042 (Acquired 11/26/2012, Cost $4,999,050) *	5,000,000	5,094,620
CSX Corporation,
6.220%, 04/30/2040	175,000	237,209
D.R. Horton, Inc.,
4.750%, 05/15/2017	1,447,000	1,512,115
Daimler Finance North America LLC,
1.875%, 01/11/2018 (Acquired 01/07/2013, Cost $2,116,139) * @	2,125,000	2,149,433
Danone,
3.000%, 06/15/2022 (Acquired 05/29/2012, Cost $3,489,465) * f	3,500,000	3,537,366
DCP Midstream, LLC:
9.750%, 03/15/2019 (Acquired 02/29/2012 through 12/12/2012, Cost $10,904,491) *	9,155,000	10,183,875
4.750%, 09/30/2021 (Acquired 09/14/2011 through 11/18/2011, Cost $2,250,280) *	2,245,000	2,083,331
Deutsche Telekom International Finance B.V.:
6.750%, 08/20/2018 f	1,250,000	1,454,110
8.750%, 06/15/2030 f	825,000	1,261,134
Devon Energy Corporation,
6.300%, 01/15/2019	5,220,000	5,982,151
Devon Financing Corporation, LLC,
7.875%, 09/30/2031	5,000,000	6,815,210
DISH DBS Corporation,
5.000%, 03/15/2023	2,500,000	2,430,750
Dollar General Corporation:
4.125%, 07/15/2017	275,000	289,273
1.875%, 04/15/2018	2,100,000	2,077,467
Dominion Gas Holdings, LLC,
3.600%, 12/15/2024 @	6,100,000	6,400,785
Eaton Corporation:
2.750%, 11/02/2022	2,500,000	2,505,205
4.000%, 11/02/2032 @	3,660,000	3,847,714
Ecolab, Inc.,
1.450%, 12/08/2017	5,200,000	5,198,736
El Paso Pipeline Partners Operating Company, L.L.C.,
7.500%, 11/15/2040	2,500,000	3,126,482
Enbridge, Inc.,
0.924%, 10/01/2016 f	1,250,000	1,244,852
Encana Corporation,
6.500%, 05/15/2019 f	500,000	574,411
Energy Transfer Partners, L.P.:
9.700%, 03/15/2019	1,189,000	1,494,553
5.200%, 02/01/2022	1,000,000	1,089,550
3.600%, 02/01/2023 @	5,000,000	4,952,990
5.150%, 03/15/2045	5,000,000	5,031,330
EnLink Midstream Partners, LP,
4.400%, 04/01/2024	7,000,000	7,358,239
Enogex LLC,
6.250%, 03/15/2020 (Acquired 10/25/2012 through 05/10/2013, Cost $3,543,222) *	3,190,000	3,621,709
Ensco PLC,
5.200%, 03/15/2025 f	6,000,000	6,009,330
Enterprise Products Operating LLC:
3.350%, 03/15/2023	10,000,000	10,109,030

3.750%, 02/15/2025 @	7,000,000	7,225,939
Express Scripts Holding Company:
7.250%, 06/15/2019	4,600,000	5,510,460
4.750%, 11/15/2021	14,700,000	16,539,073
3.500%, 06/15/2024	7,500,000	7,721,422
FedEx Corp.:
8.000%, 01/15/2019	6,100,000	7,396,396
3.900%, 02/01/2035 @	7,000,000	7,049,329
Fidelity National Information Services, Inc.:
5.000%, 03/15/2022 @	9,345,000	9,908,690
3.500%, 04/15/2023	5,850,000	5,870,235
3.875%, 06/05/2024	19,750,000	20,314,021
Fiserv, Inc.:
3.125%, 06/15/2016	2,475,000	2,538,494
4.625%, 10/01/2020	3,000,000	3,314,373
3.500%, 10/01/2022	11,500,000	11,849,703
Florida Gas Transmission Company, LLC,
3.875%, 07/15/2022 (Acquired 06/12/2012, Cost $2,996,190) *	3,000,000	3,101,790
Fomento Economico Mexicano, S.A.B. de C.V.:
2.875%, 05/10/2023 f	11,700,000	11,209,302
4.375%, 05/10/2043 f	4,000,000	3,923,392
Ford Motor Credit Company LLC:
2.500%, 01/15/2016	2,000,000	2,023,416
4.207%, 04/15/2016	4,710,000	4,844,631
8.000%, 12/15/2016	2,000,000	2,215,610
3.000%, 06/12/2017	3,000,000	3,091,743
6.625%, 08/15/2017	1,063,000	1,180,529
2.145%, 01/09/2018	5,375,000	5,436,399
5.750%, 02/01/2021	13,000,000	15,104,960
Forest Laboratories, Inc.:
4.375%, 02/01/2019 (Acquired 10/20/2014, Cost $4,210,228) *	4,000,000	4,284,784
5.000%, 12/15/2021 (Acquired 08/26/2014 through 01/22/2015, Cost $33,755,210) *	31,212,000	34,706,308
Freeport-McMoRan, Inc.:
3.100%, 03/15/2020 @	3,800,000	3,702,568
3.550%, 03/01/2022 @	5,000,000	4,628,145
3.875%, 03/15/2023	8,000,000	7,411,248
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.:
6.500%, 11/15/2020	6,337,000	6,725,141
6.625%, 05/01/2021	6,447,000	6,801,585
6.750%, 02/01/2022	2,649,000	2,807,940
General Mills, Inc.,
2.200%, 10/21/2019	12,000,000	12,100,584
Georgia-Pacific LLC:
5.400%, 11/01/2020 (Acquired 10/27/2010, Cost $994,130) *	1,000,000	1,140,851
3.163%, 11/15/2021 (Acquired 11/03/2014, Cost $19,999,800) *	20,000,000	20,501,440
Glencore Canada Corporation,
5.375%, 06/01/2015 f	2,000,000	2,012,938
Glencore Finance (Canada) Limited:
4.950%, 11/15/2021 (Acquired 11/03/2011, Cost $1,997,480) * f	2,000,000	2,160,912
4.250%, 10/25/2022 (Acquired 10/18/2012 through 05/22/2013, Cost $7,116,711) * f	7,000,000	7,196,105
Glencore Funding LLC:
4.125%, 05/30/2023 (Acquired 05/22/2013 through 04/03/2014, Cost $12,196,927) * @	12,300,000	12,526,234
4.625%, 04/29/2024 (Acquired 10/08/2014, Cost $5,141,875) * @	5,000,000	5,184,550
Grupo Bimbo, S.A.B. de C.V.,
3.875%, 06/27/2024 (Acquired 06/27/2014, Cost $7,010,796) * @ f	7,000,000	7,183,120
GTE Corporation,
8.750%, 11/01/2021	975,000	1,276,493
Gulf South Pipeline Company, LP,
4.000%, 06/15/2022	3,000,000	2,896,167
H. J. Heinz Company,
4.250%, 10/15/2020 @	35,000,000	35,910,000
H. J. Heinz Finance Company,
6.750%, 03/15/2032	10,000,000	12,330,000
Hanson Limited,
6.125%, 08/15/2016 f	15,157,000	15,952,742
HCA, Inc.:
4.250%, 10/15/2019 @	10,900,000	11,199,750

6.500%, 02/15/2020 @	5,000,000	5,630,000
5.000%, 03/15/2024 @	8,366,000	8,867,960
Hess Corporation,
8.125%, 02/15/2019	1,262,000	1,515,215
Hewlett-Packard Company:
4.375%, 09/15/2021	10,000,000	10,780,510
4.650%, 12/09/2021 @	15,500,000	16,955,837
Hospira, Inc.:
6.050%, 03/30/2017	25,000,000	27,231,275
5.800%, 08/12/2023	7,938,000	9,559,360
Husky Energy, Inc.,
4.000%, 04/15/2024 f	1,605,000	1,625,904
Hutchison Whampoa International (09) Limited,
7.625%, 04/09/2019 (Acquired 01/20/2015, Cost $2,419,841) * f	2,000,000	2,411,854
Hutchison Whampoa International (09/16) Limited,
4.625%, 09/11/2015 (Acquired 08/19/2010 through 12/28/2011, Cost $3,585,293) * f	3,563,000	3,622,727
Hutchison Whampoa International (11) Limited,
3.500%, 01/13/2017 (Acquired 01/10/2012 through 12/11/2014, Cost $4,060,688) * f	4,000,000	4,136,560
Hutchison Whampoa International (12) (II) Limited,
3.250%, 11/08/2022 (Acquired 11/05/2012 through 12/18/2014, Cost $4,603,093) * @ f	4,625,000	4,676,652
Hutchison Whampoa International (14) Limited,
3.625%, 10/31/2024 (Acquired 10/28/2014, Cost $14,982,600) * f	15,000,000	15,366,885
Hyundai Capital Services, Inc.:
4.375%, 07/27/2016 (Acquired 04/05/2013, Cost $1,138,090) * f	1,100,000	1,145,345
1.070%, 03/18/2017 (Acquired 03/11/2014, Cost $2,400,000) * f	2,400,000	2,403,029
3.500%, 09/13/2017 (Acquired 03/06/2012 through 12/30/2014, Cost $12,874,999) * f	12,470,000	12,936,902
2.625%, 09/29/2020 (Acquired 03/23/2015, Cost $8,986,320) * f	9,000,000	9,037,800
Ingersoll-Rand Luxembourg Finance S.A.:
3.550%, 11/01/2024 f	3,200,000	3,253,667
4.650%, 11/01/2044 f	1,300,000	1,379,903
Ingredion Incorporated,
1.800%, 09/25/2017	5,650,000	5,649,520
Johnson Controls, Inc.,
5.250%, 12/01/2041	1,150,000	1,310,978
Kerr-McGee Corp.,
7.875%, 09/15/2031	12,790,000	17,425,070
Keysight Technologies, Inc.,
3.300%, 10/30/2019 (Acquired 10/06/2014, Cost $4,995,100) *	5,000,000	5,037,010
Kinder Morgan Energy Partners, L.P.:
9.000%, 02/01/2019	1,658,000	2,019,596
6.850%, 02/15/2020	4,645,000	5,421,551
6.500%, 02/01/2037	400,000	453,276
6.950%, 01/15/2038	350,000	414,734
Kinder Morgan Finance Company LLC:
5.700%, 01/05/2016	2,536,000	2,619,815
6.000%, 01/15/2018 (Acquired 12/06/2010, Cost $999,930) *	1,000,000	1,095,939
Kinder Morgan, Inc.,
3.050%, 12/01/2019	7,000,000	7,069,468
Kinross Gold Corporation,
6.875%, 09/01/2041 f	5,500,000	4,954,334
Kraft Foods Group, Inc.,
5.000%, 06/04/2042	5,000,000	5,533,120
Lafarge S.A.:
6.200%, 07/09/2015 (Acquired 10/01/2013, Cost $505,215) * f	500,000	504,375
6.500%, 07/15/2016 f	4,843,000	5,121,473
7.125%, 07/15/2036 f	1,225,000	1,592,500
Lear Corporation,
5.250%, 01/15/2025 @	20,000,000	20,400,000
Magellan Midstream Partners L.P.,
4.200%, 03/15/2045	3,000,000	2,906,205
Marathon Oil Corporation,
2.800%, 11/01/2022 @	10,175,000	9,910,389
Marathon Petroleum Corporation:
3.625%, 09/15/2024	2,500,000	2,528,492
4.750%, 09/15/2044	2,375,000	2,416,945
Martin Marietta Materials, Inc.:
6.600%, 04/15/2018	475,000	537,245

6.250%, 05/01/2037	450,000	488,382
Masco Corporation:
6.125%, 10/03/2016	10,900,000	11,615,040
7.125%, 03/15/2020	1,800,000	2,110,500
MeadWestvaco Corporation,
7.375%, 09/01/2019	6,650,000	7,903,698
Medtronic, Inc.:
2.500%, 03/15/2020 (Acquired 12/01/2014, Cost $4,994,950) *	5,000,000	5,110,700
4.375%, 03/15/2035 (Acquired 12/01/2014, Cost $6,938,190) *	7,000,000	7,612,101
MPLX L.P.,
4.000%, 02/15/2025	3,000,000	3,024,006
Murphy Oil Corporation,
4.000%, 06/01/2022	12,600,000	12,039,880
Mylan, Inc.:
7.875%, 07/15/2020 (Acquired 07/16/2013, Cost $5,282,373) *	5,000,000	5,282,555
4.200%, 11/29/2023 @	4,525,000	4,808,165
Nabors Industries, Inc.,
6.150%, 02/15/2018	250,000	266,989
National Oilwell Varco, Inc.,
Series B, 6.125%, 08/15/2015	2,655,000	2,656,171
Nationwide Building Society,
2.350%, 01/21/2020 (Acquired 01/12/2015, Cost $13,770,454) * f	13,775,000	13,862,995
New Cingular Wireless Services, Inc.,
8.750%, 03/01/2031	3,300,000	4,974,634
Noble Energy, Inc.:
3.900%, 11/15/2024	3,000,000	3,052,035
5.050%, 11/15/2044	3,000,000	3,147,840
Noble Holding International Ltd.,
4.000%, 03/16/2018 @ f	7,000,000	7,038,759
Northern Tier Energy LLC / Northern Tier Finance Corp,
7.125%, 11/15/2020	15,935,000	16,362,217
NuStar Logistics, L.P.:
4.800%, 09/01/2020	4,275,000	4,200,188
6.750%, 02/01/2021	3,000,000	3,172,500
Oi S.A.,
5.750%, 02/10/2022 (Acquired 02/06/2012, Cost $3,000,000) * @ f	3,000,000	2,446,500
ONEOK Partners, L.P.:
3.375%, 10/01/2022	9,500,000	9,013,154
5.000%, 09/15/2023 @	5,800,000	6,072,507
Oracle Corporation,
3.400%, 07/08/2024	8,850,000	9,303,023
Orange,
2.750%, 09/14/2016 f	1,050,000	1,073,667
Owens Corning,
4.200%, 12/01/2024	10,000,000	10,312,630
Packaging Corporation of America,
4.500%, 11/01/2023	4,700,000	5,061,656
Pactiv LLC,
7.950%, 12/15/2025	1,338,000	1,364,760
PCCW-HKT Capital No. 3 Limited,
5.250%, 07/20/2015 (Acquired 09/29/2008 through 12/20/2010, Cost $776,050) * f	775,000	783,816
Pearson Funding Two plc,
4.000%, 05/17/2016 (Acquired 10/03/2014, Cost $2,785,135) * f	2,700,000	2,786,146
Pentair Finance S.A.,
2.650%, 12/01/2019 f	5,000,000	5,005,135
PepsiCo, Inc.,
4.250%, 10/22/2044	2,850,000	3,038,736
Petrofac Limited,
3.400%, 10/10/2018 (Acquired 10/03/2013 through 12/03/2014, Cost $30,942,764) * f	30,900,000	30,468,451
PetroLogistics LP / PetroLogistics Finance Corp.,
6.250%, 04/01/2020	2,225,000	2,383,531
Phillips 66:
4.300%, 04/01/2022	6,168,000	6,725,094
4.650%, 11/15/2034	13,000,000	13,774,618
4.875%, 11/15/2044	13,000,000	13,922,038
Phillips 66 Partners L.P.,
4.680%, 02/15/2045	2,000,000	2,005,226

Pioneer Natural Resources Company,
6.875%, 05/01/2018	14,075,000	15,951,000
Plum Creek Timberlands, L.P.:
5.875%, 11/15/2015	4,775,000	4,914,311
4.700%, 03/15/2021	1,200,000	1,325,277
3.250%, 03/15/2023	8,375,000	8,367,756
POSCO,
4.250%, 10/28/2020 (Acquired 10/21/2010, Cost $2,165,365) * f	2,175,000	2,346,355
Qwest Capital Funding, Inc.,
7.625%, 08/03/2021	200,000	218,000
R.R. Donnelley & Sons Company:
8.600%, 08/15/2016	1,250,000	1,356,250
6.125%, 01/15/2017	76,000	80,370
Reliance Holding USA, Inc.:
4.500%, 10/19/2020 (Acquired 10/14/2010 through 10/18/2010, Cost $1,988,700) *	2,000,000	2,134,550
5.400%, 02/14/2022 (Acquired 02/09/2012 through 02/23/2012, Cost $3,513,771) *	3,500,000	3,846,318
Republic Services, Inc.:
5.500%, 09/15/2019	13,000,000	14,738,399
3.550%, 06/01/2022	4,000,000	4,185,408
4.750%, 05/15/2023	13,459,000	15,164,161
Rio Tinto Finance (USA) Limited,
9.000%, 05/01/2019 @ f	11,000,000	13,949,199
Rockies Express Pipeline LLC:
3.900%, 04/15/2015 (Acquired 09/15/2011 through 01/08/2013, Cost $2,850,208) *	2,850,000	2,848,219
6.850%, 07/15/2018 (Acquired 12/21/2011, Cost $2,022,542) *	2,000,000	2,160,000
5.625%, 04/15/2020 (Acquired 12/10/2010 through 12/29/2011, Cost $2,699,892) *	2,695,000	2,816,544
Rockwood Specialties Group, Inc.,
4.625%, 10/15/2020	29,454,000	30,668,978
SABMiller Holdings, Inc.,
0.945%, 08/01/2018 (Acquired 10/16/2014, Cost $15,071,327) *	15,000,000	15,043,905
Samarco Mineracao S.A.:
5.750%, 10/24/2023 (Acquired 10/21/2013 through 12/09/2014, Cost $5,316,175) * f	5,475,000	5,280,638
5.375%, 09/26/2024 (Acquired 09/23/2014 through 12/09/2014, Cost $4,841,286) * @ f	5,125,000	4,805,200
Schneider Electric SE,
2.950%, 09/27/2022 (Acquired 09/20/2012, Cost $4,986,700) * f	5,000,000	5,077,295
Seagate HDD Cayman,
6.875%, 05/01/2020 f	10,447,000	10,838,763
Sealed Air Corporation,
8.375%, 09/15/2021 (Acquired 09/16/2011 through 09/19/2011, Cost $2,288,360) * @	2,250,000	2,531,250
SK Telecom Co., Ltd.,
6.625%, 07/20/2027 (Acquired 07/13/2007 through 04/30/2013, Cost $995,292) * f	960,000	1,246,858
Sonoco Products Company,
4.375%, 11/01/2021	1,000,000	1,079,712
Spectra Energy Partners L.P.,
3.500%, 03/15/2025	15,000,000	15,074,715
Sprint Capital Corporation:
6.900%, 05/01/2019	675,000	697,781
8.750%, 03/15/2032	300,000	309,750
Sprint Communications, Inc.,
6.000%, 12/01/2016	200,000	208,800
Sunoco Logistics Partners Operations L.P.:
3.450%, 01/15/2023	2,000,000	1,967,838
6.100%, 02/15/2042	1,000,000	1,152,022
Sunoco, Inc.,
5.750%, 01/15/2017	701,000	749,628
Targa Resources Partners L.P.,
4.125%, 11/15/2019 (Acquired 10/23/2014 through 10/27/2014, Cost $7,031,250) *	7,000,000	6,965,000
TC PipeLines L.P.,
4.375%, 03/13/2025	15,000,000	15,148,740
Telecom Italia Capital:
5.250%, 10/01/2015 f	4,250,000	4,315,620
7.200%, 07/18/2036 f	2,900,000	3,269,750
Telecom Italia S.p.A.,
5.303%, 05/30/2024 (Acquired 05/22/2014 through 01/06/2015, Cost $20,183,138) * @ f	20,000,000	20,950,000
Telefonica Emisiones S.A.U.:
6.421%, 06/20/2016 f	3,950,000	4,197,037
6.221%, 07/03/2017 f	8,942,000	9,873,292

5.462%, 02/16/2021 f	2,402,000	2,745,087
4.570%, 04/27/2023 @ f	1,000,000	1,100,407
7.045%, 06/20/2036 f	4,925,000	6,802,996
The Dow Chemical Company:
8.550%, 05/15/2019	14,800,000	18,529,866
4.125%, 11/15/2021	835,000	907,382
The Timken Company,
3.875%, 09/01/2024 (Acquired 08/13/2014 through 11/10/2014, Cost $18,336,205) *	18,500,000	18,837,052
The Williams Companies, Inc.:
7.875%, 09/01/2021	1,335,000	1,549,736
3.700%, 01/15/2023	3,000,000	2,773,203
Series A, 7.500%, 01/15/2031	120,000	133,757
7.750%, 06/15/2031	3,500,000	4,014,510
5.750%, 06/24/2044	2,500,000	2,336,548
Thermo Fisher Scientific, Inc.,
3.300%, 02/15/2022	7,000,000	7,177,576
Time Warner Cable, Inc.:
8.750%, 02/14/2019	1,132,000	1,397,400
8.250%, 04/01/2019	35,000	42,810
Time Warner Companies, Inc.,
7.250%, 10/15/2017	2,300,000	2,633,719
Time Warner, Inc.:
7.625%, 04/15/2031	13,375,000	18,701,179
7.700%, 05/01/2032	7,908,000	11,245,943
Transcontinental Gas Pipe Line Company, LLC,
4.450%, 08/01/2042	2,600,000	2,374,200
Transocean, Inc.:
6.500%, 11/15/2020 @ f	9,500,000	7,968,125
6.375%, 12/15/2021 @ f	5,500,000	4,626,875
3.800%, 10/15/2022 @ f	5,000,000	3,648,440
6.800%, 03/15/2038 @ f	878,000	629,965
TSMC Global Ltd.,
1.625%, 04/03/2018 (Acquired 03/27/2013 through 01/05/2015, Cost $15,833,747) * f	16,000,000	15,861,664
TTX Co.,
3.900%, 02/01/2045 (Acquired 01/26/2015, Cost $25,121,134) *	25,325,000	24,634,007
Tyco Electronics Group S.A.:
6.550%, 10/01/2017 f	5,243,000	5,878,074
7.125%, 10/01/2037 f	500,000	705,172
U.S. Airways Pass Through Trust,
Series 981B, 7.350%, 01/30/2018	281,258	300,243
Ultramar Diamond Shamrock Corporation,
7.200%, 10/15/2017	7,100,000	7,931,233
Union Pacific Corporation,
3.375%, 02/01/2035	6,000,000	5,861,022
United AirLines, Inc. Pass Through Trust,
Series 91A2, 10.020%, 03/22/2014 § † **	56,761	16,461
Vale Overseas Limited:
6.250%, 01/23/2017 f	3,850,000	4,079,845
4.375%, 01/11/2022 @ f	2,700,000	2,595,429
8.250%, 01/17/2034 f	425,000	472,855
6.875%, 11/10/2039 f	13,425,000	12,968,282
Valero Energy Corporation:
9.375%, 03/15/2019	19,606,000	24,558,005
6.625%, 06/15/2037	5,000,000	6,171,535
Verizon Communications, Inc.:
6.400%, 09/15/2033	25,675,000	32,045,995
4.272%, 01/15/2036 (Acquired 09/11/2013 through 10/22/2014, Cost $17,794,712) *	19,649,000	19,498,803
Viacom, Inc.,
2.750%, 12/15/2019	10,000,000	10,157,520
Viterra, Inc.,
5.950%, 08/01/2020 (Acquired 03/18/2015, Cost $7,766,056) * f	7,000,000	7,874,286
Vodafone Group Public Limited Company,
6.150%, 02/27/2037 @ f	500,000	606,719
Volvo Treasury AB,
5.950%, 04/01/2015 (Acquired 02/13/2015, Cost $1,004,000) * f	1,004,000	1,004,000
Vulcan Materials Company:
7.000%, 06/15/2018	2,435,000	2,769,813

4.500%, 04/01/2025	3,000,000	3,045,000
7.150%, 11/30/2037	500,000	540,000
Walgreen Co.,
5.250%, 01/15/2019	10,000,000	11,213,010
Walgreens Boots Alliance, Inc.,
3.800%, 11/18/2024	10,000,000	10,339,520
Wal-Mart Stores, Inc.,
3.300%, 04/22/2024	12,000,000	12,686,532
Waste Management, Inc.,
3.900%, 03/01/2035	5,000,000	5,124,580
Weatherford International Ltd.:
4.500%, 04/15/2022 @ f	5,020,000	4,588,215
6.750%, 09/15/2040 f	1,250,000	1,172,535
Western Gas Partners, L.P.,
5.375%, 06/01/2021	18,000,000	19,890,540
Westvaco Corporation:
9.750%, 06/15/2020	930,000	1,199,899
8.200%, 01/15/2030	2,790,000	3,940,429
Weyerhaeuser Company,
7.375%, 10/01/2019	11,865,000	14,202,915
Williams Partners L.P.:
5.250%, 03/15/2020 @	2,000,000	2,201,846
6.300%, 04/15/2040	1,590,000	1,749,467
Woodside Finance Ltd.,
3.650%, 03/05/2025 (Acquired 02/26/2015, Cost $14,991,300) * f	15,000,000	14,865,090
WPX Energy, Inc.,
6.000%, 01/15/2022 @	4,000,000	3,720,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,
4.250%, 05/30/2023 (Acquired 05/15/2013, Cost $4,000,000) *	4,000,000	3,820,000
Yara International ASA,
7.875%, 06/11/2019 (Acquired 12/03/2012 through 10/31/2013, Cost $7,038,748) * f	5,880,000	6,994,619
		2,026,862,060	24.8%
Total Corporate Bonds		3,790,595,075	46.4%

Other Government Related Securities
Centrais Eletricas Brasileiras SA:
6.875%, 07/30/2019 (Acquired 12/06/2012, Cost $3,348,676) * @ f	3,000,000	2,811,600
5.750%, 10/27/2021 (Acquired 10/20/2011, Cost $4,000,000) * f	4,000,000	3,460,000
CNOOC Curtis Funding No.1 Pty Ltd,
4.500%, 10/03/2023 (Acquired 02/26/2014, Cost $5,037,983) * f	5,000,000	5,429,905
CNOOC Finance 2013 Ltd.,
3.000%, 05/09/2023 f	2,415,000	2,358,965
CNOOC Nexen Finance (2014) ULC,
4.250%, 04/30/2024 f	4,450,000	4,730,684
CNPC General Capital Ltd.,
2.750%, 05/14/2019 (Acquired 05/07/2014, Cost $1,983,740) * f	2,000,000	2,011,654
CNPC HK Overseas Capital Ltd.,
5.950%, 04/28/2041 (Acquired 04/20/2011, Cost $978,120) * f	1,000,000	1,268,447
Comision Federal de Electricidad,
5.750%, 02/14/2042 (Acquired 02/08/2012, Cost $5,116,800) * f	5,200,000	5,772,000
Corp Andina de Fomento,
4.375%, 06/15/2022 f	3,956,000	4,319,948
Eksportfinans ASA,
2.000%, 09/15/2015 f	12,213,000	12,233,274
Export-Import Bank of Korea:
2.250%, 01/21/2020 f	14,000,000	14,134,792
4.000%, 01/29/2021 f	2,400,000	2,602,169
Korea Electric Power Corporation,
6.750%, 08/01/2027 f	490,000	634,854
Korea Expressway Corporation,
1.625%, 04/28/2017 (Acquired 04/22/2014 through 02/12/2015, Cost $2,942,070) * f	2,950,000	2,944,657
Korea Hydro & Nuclear Power Co., Ltd.,
3.125%, 09/16/2015 (Acquired 09/09/2010, Cost $493,770) * f	500,000	505,162
Korea National Oil Corp.,
3.125%, 04/03/2017 (Acquired 02/18/2015, Cost $8,314,067) * f	8,100,000	8,336,520
Nexen Energy ULC,
7.500%, 07/30/2039 f	6,175,000	8,734,852

Petrobras Global Finance B.V.,
3.000%, 01/15/2019 @ f	3,000,000	2,589,960
Petrobras International Finance Company S.A.:
3.875%, 01/27/2016 @ f	5,800,000	5,689,104
7.875%, 03/15/2019 @ f	5,000,000	5,089,800
5.375%, 01/27/2021 f	3,200,000	2,902,880
Petroleos Mexicanos:
4.875%, 01/24/2022 f	6,500,000	6,898,125
4.250%, 01/15/2025 (Acquired 10/06/2014 through 10/24/2014, Cost $14,999,613) * @ f	15,000,000	15,203,250
4.500%, 01/23/2026 (Acquired 01/15/2015, Cost $4,491,900) * f	4,500,000	4,585,500
6.500%, 06/02/2041 f	4,000,000	4,530,000
Portigon AG,
4.796%, 07/15/2015 f	1,885,000	1,901,309
PTT Public Company Limited,
3.375%, 10/25/2022 (Acquired 10/19/2012, Cost $4,958,500) * f	5,000,000	4,988,635
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024 (Acquired 04/02/2014, Cost $1,496,505) * f	1,500,000	1,627,335
State Bank of India,
4.125%, 08/01/2017 (Acquired 07/25/2012, Cost $6,939,800) * f	7,000,000	7,331,226
The Korea Development Bank,
3.000%, 09/14/2022 f	4,400,000	4,504,975
		150,131,582	1.8%
Taxable Municipal Bonds
Bellevue Union School District,
5.000%, 08/01/2028	625,000	685,000
California Qualified School Bond Joint Powers Authority:
6.739%, 09/01/2026	2,415,000	2,853,709
7.155%, 03/01/2027	1,700,000	2,059,125
California School Finance Authority,
5.041%, 07/01/2020	1,500,000	1,658,940
Central Valley Support Joint Powers Agency,
5.676%, 09/01/2024	1,500,000	1,729,440
Colton Joint Unified School District,
6.008%, 08/01/2026	1,250,000	1,491,750
County of Contra Costa CA,
5.140%, 06/01/2017	1,300,000	1,372,852
Elgin Local School District,
5.499%, 08/31/2027 (Callable 12/01/2019)	1,000,000	1,080,300
Government Development Bank for Puerto Rico,
4.704%, 05/01/2016	875,000	670,171
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 06/01/2015)	2,810,000	2,809,944
New Hampshire Housing Finance Authority:
3.100%, 07/01/2021	1,880,000	1,956,441
3.750%, 07/01/2034 (Callable 07/01/2023)	7,555,000	8,063,602
New Jersey Economic Development Authority,
1.802%, 06/15/2017	15,000,000	15,014,250
North Carolina Housing Finance Agency:
2.870%, 07/01/2032 (Callable 01/01/2024)	6,645,000	6,839,366
2.812%, 07/01/2035 (Callable 01/01/2024)	8,765,000	9,042,062
North East Independent School District/TX,
5.240%, 08/01/2027	3,000,000	3,631,950
Port of Oakland,
5.000%, 11/01/2020 (Callable 11/01/2017)	2,900,000	3,184,316
Rhode Island Housing & Mortgage Finance Corporation,
2.913%, 10/01/2039 (Callable 10/01/2023)	3,500,000	3,558,170
San Dieguito Public Facilities Authority,
6.459%, 05/01/2027	1,825,000	2,311,746
State of California,
5.500%, 03/01/2016	2,000,000	2,087,760
State of Illinois:
4.961%, 03/01/2016	2,000,000	2,072,460
5.163%, 02/01/2018	3,000,000	3,216,840
State Public School Building Authority,
5.000%, 09/15/2027	1,998,000	2,195,502
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	1,350,000	1,445,593

Town of Davie FL Water & Sewer Revenue,
6.599%, 10/01/2030 (Callable 10/01/2020)	1,000,000	1,198,270
West Contra Costa Unified School District,
6.250%, 08/01/2030	4,320,000	5,310,101
Westlake City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	1,160,000	1,212,676
		88,752,336	1.1%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corporation (FGLMC):
5.000%, 12/01/2020	58,460	62,279
5.000%, 05/01/2021	108,155	115,214
6.000%, 06/01/2021	21,461	23,621
3.000%, 05/01/2027	11,309,321	11,861,553
6.500%, 12/01/2028	32,309	37,012
6.500%, 06/01/2029	14,127	16,719
5.000%, 03/01/2036	9,742,789	10,827,711
5.500%, 04/01/2037	305,918	343,464
5.500%, 04/01/2038	172,645	193,766
5.500%, 05/01/2038	351,264	393,958
4.500%, 11/01/2039	5,671,479	6,187,140
4.500%, 11/01/2039	1,805,546	1,969,788
4.500%, 08/01/2040	5,753,509	6,279,448
4.500%, 08/01/2040	8,255,582	9,010,502
3.500%, 06/01/2042	12,152,272	12,760,880
3.500%, 07/01/2042	43,013,989	45,170,810
3.000%, 08/01/2042	34,398,529	35,181,716
3.000%, 02/01/2043	10,946,982	11,195,244
3.000%, 04/01/2043	20,663,981	21,135,685
3.000%, 06/01/2043	18,217,393	18,622,220
3.000%, 08/01/2043	27,687,598	28,293,553
3.500%, 07/01/2044	32,074,543	33,649,185
3.500%, 08/01/2044	54,015,678	56,667,481
4.000%, 09/01/2044	35,628,510	38,060,325
4.000%, 10/01/2044	40,889,220	44,070,843
4.000%, 02/01/2045	34,890,885	37,315,322
Federal Home Loan Mortgage Corporation (FHLMC):
Series 1053, Class G, 7.000%, 03/15/2021	2,935	3,359
Series 136, Class E, 6.000%, 04/15/2021	6,687	7,127
Series 1122, Class G, 7.000%, 08/15/2021	8,127	8,875
Series 1186, Class I, 7.000%, 12/15/2021	16,096	18,158
Federal National Mortgage Association (FNMA):
Series 1989-94, Class G, 7.500%, 12/25/2019	4,107	4,463
Series 1990-15, Class J, 7.000%, 02/25/2020	10,306	10,999
Series 1991-21, Class J, 7.000%, 03/25/2021	2,818	3,094
Series 1991-43, Class J, 7.000%, 05/25/2021	56,061	62,206
Series 1991-65, Class Z, 6.500%, 06/25/2021	48,425	51,660
Series 2804, Class VC, 5.000%, 07/15/2021	140,572	148,683
5.000%, 11/01/2021	393,929	418,743
Series 1992-129, Class L, 6.000%, 07/25/2022	96,242	104,644
5.500%, 03/01/2023	233,978	263,289
Series 1993-32, Class H, 6.000%, 03/25/2023	22,432	24,487
Series 1993-58, Class H, 5.500%, 04/25/2023	110,801	122,027
5.500%, 07/01/2023	115,457	129,920
5.500%, 12/01/2023	167,122	188,075
6.000%, 03/01/2026	36,389	41,443
5.000%, 06/01/2026	8,642,558	9,369,274
3.000%, 04/01/2027	21,070,022	22,127,427
2.500%, 12/01/2027	30,622,628	31,529,911
5.000%, 05/01/2028	99,166	110,140
6.500%, 09/01/2028	25,807	29,967
6.500%, 02/01/2029	53,247	61,718
4.500%, 07/01/2030	10,786,659	11,825,331
4.000%, 11/01/2031	41,834,477	45,163,059
5.500%, 01/01/2032	22,282	25,238
5.000%, 09/01/2033	30,752,511	34,341,833
4.000%, 01/01/2034	26,929,024	29,088,641

5.500%, 04/01/2034	1,722,389	1,951,154
5.500%, 04/01/2034	1,639,951	1,857,185
Series 2004-90, Class LH, 5.000%, 04/25/2034	2,710,949	2,813,336
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	148,848	151,976
Series 2004-W6, Class 1A4, 5.500%, 07/25/2034	34,612	34,733
4.000%, 09/01/2034	36,351,140	39,278,490
5.500%, 09/01/2034	53,887	61,051
5.000%, 02/01/2035	42,463,062	47,428,058
5.000%, 02/01/2035	38,744,043	43,268,385
5.500%, 02/01/2035	26,566	30,041
5.000%, 04/01/2035	3,120,832	3,480,486
5.000%, 07/01/2035	9,119,859	10,189,836
5.000%, 02/01/2036	5,846,124	6,504,738
5.000%, 03/01/2036	2,638,179	2,931,227
5.500%, 04/01/2036	8,832,088	9,940,991
6.000%, 08/01/2037	124,228	137,180
6.000%, 05/01/2038	15,891,791	18,132,767
4.500%, 06/01/2039	60,881,670	66,508,399
5.000%, 06/01/2040	37,317,956	41,516,826
4.000%, 08/01/2040	2,466,743	2,643,861
4.500%, 08/01/2040	32,048,451	35,064,143
4.500%, 08/01/2040	12,154,626	13,298,914
4.000%, 10/01/2040	1,685,726	1,806,948
4.000%, 12/01/2040	6,697,985	7,282,904
3.500%, 01/01/2041	3,876,763	4,079,946
4.000%, 01/01/2041	8,977,443	9,625,534
3.500%, 02/01/2041	4,253,792	4,476,600
3.500%, 03/01/2041	32,649,230	34,359,514
4.500%, 07/01/2041	15,920,238	17,442,585
3.500%, 09/01/2041	67,216,673	70,739,937
4.000%, 09/01/2041	7,922,717	8,491,830
3.500%, 11/01/2041	37,233,727	39,174,594
4.000%, 12/01/2041	33,269,809	35,657,122
4.500%, 01/01/2042	26,849,467	29,384,156
3.000%, 05/01/2042	5,748,911	5,892,255
3.500%, 06/01/2042	12,514,558	13,161,016
3.500%, 08/01/2042	20,018,281	21,057,188
3.000%, 03/01/2043	10,907,947	11,176,580
3.000%, 05/01/2043	46,177,819	47,300,829
3.000%, 06/01/2043	46,971,464	48,109,836
3.000%, 08/01/2043	13,031,561	13,343,365
4.000%, 01/01/2045	33,469,382	35,833,720
Government National Mortgage Association (GNMA):
6.000%, 12/20/2028	36,036	41,185
6.500%, 01/20/2029	17,326	20,655
6.000%, 11/20/2033	26,990	31,380
4.500%, 05/20/2040	4,032,579	4,409,510
4.500%, 07/20/2040	22,477,851	24,571,263
5.000%, 07/20/2040	1,756,792	1,970,785
4.500%, 01/20/2041	15,824,742	17,285,430
4.000%, 06/20/2042	31,728,989	34,023,507
3.500%, 09/20/2042	17,777,668	18,759,080
4.000%, 09/20/2044	46,040,402	49,326,663
		1,570,788,924	19.3%
Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2005-3CB, Class 2A1, 5.000%, 03/25/2020	2,236,305	2,262,261
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020	558,412	558,536
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021	630,570	612,699
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 §	232,856	252,301
Series 2004-18CB, Class 1A1, 6.000%, 09/25/2034	12,867,634	13,523,471
Series 2005-11CB, Class 2A6, 5.500%, 06/25/2035	13,653,867	13,686,500
Series 2005-49CB, Class A5, 5.500%, 11/25/2035 §	6,019,549	5,796,952
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 §	752,346	709,498
Series 2005-85CB, Class 2A2, 5.500%, 02/25/2036 §	7,082,007	6,802,862
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	907,924	747,917
Banc of America Alternative Loan Trust:

Series 2004-1, Class 5A2, 5.500%, 02/25/2019	855,796	881,092
Series 2004-2, Class 5A1, 5.500%, 03/25/2019	188,651	192,355
Series 2004-8, Class 3A1, 5.500%, 09/25/2019	1,129,150	1,169,720
Series 2005-2, Class 4A1, 5.500%, 03/25/2020	768,905	792,177
Series 2005-4, Class 3A1, 5.500%, 05/25/2020	614,866	622,559
Series 2005-8, Class 5A1, 5.500%, 09/25/2020	159,772	161,227
Series 2006-2, Class 6A1, 5.500%, 03/25/2021	160,144	164,353
Series 2007-1, Class 1A1, 5.761%, 04/25/2022	666,837	664,599
Series 2004-2, Class 1A1, 6.000%, 03/25/2034	4,094,729	4,281,199
Series 2005-2, Class 1CB2, 5.500%, 03/25/2035 §	1,917,305	1,776,018
Series 2005-9, Class 2CB1, 6.000%, 10/25/2035 §	12,496,016	12,046,234
Series 2006-3, Class 6A1, 6.000%, 04/25/2036	227,285	233,395
Series 2007-C, Class 1A3, 5.278%, 05/20/2036	7,386,397	6,936,565
Series 2006-5, Class CB7, 6.000%, 06/25/2046 §	397,710	324,593
Series 2007-C, Class 7A5, 0.476%, 05/20/2047	6,721,448	5,545,551
Banc of America Mortgage Trust,
Series 2003-L, Class 2A1, 2.664%, 01/25/2034	4,930,750	4,930,395
Bank of America Alternative Loan Trust,
Series 2004-6, Class 4A1, 5.000%, 07/25/2019	5,864,043	6,031,421
Chase Mortgage Finance Trust:
Series 2006-A1, Class 2A3, 2.506%, 09/25/2036 §	1,673,304	1,477,312
Series 2007-A1, Class 2A3, 2.466%, 02/25/2037	4,861,695	4,861,894
Series 2007-A1, Class 3A1, 2.524%, 02/25/2037	4,908,813	4,898,234
CHL Mortgage Pass-Through Trust,
Series 2005-6, Class 2A1, 5.500%, 04/25/2035	1,164,888	1,078,349
Citicorp Mortgage Securities Trust,
Series 2007-2, Class 1A3, 6.000%, 02/25/2037	2,510,049	2,557,795
Citicorp Residential Mortgage Trust,
Series 2007-1, Class A6, 5.702%, 03/25/2037	444,912	462,217
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-AR1, Class 1A1, 2.570%, 10/25/2035 §	23,909,044	23,704,718
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 §	146,214	145,064
Series 2005-9, Class 22A2, 6.000%, 11/25/2035 §	7,841,270	7,445,913
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-7, Class 3A1, 5.000%, 08/25/2020	513,134	512,345
Deutsche Alt-A Securities Inc Mortgage Loan Trust,
Series 2005-3, Class 4A5, 5.250%, 06/25/2035	3,040,916	3,097,960
Deutsche Alt-A Securities Mortgage Loan Trust:
Series 2006-AR5, Class 21A, 6.000%, 10/25/2021 §	442,108	385,321
Series 2006-AF1, Class A3, 0.354%, 04/25/2036	6,712,043	6,577,393
First Frankin Mortgage Loan Trust:
Series 2006-FF3, Class A2B, 0.374%, 02/25/2036	20,638,767	19,837,405
Series 2006-FF4, Class A2, 0.361%, 03/25/2036	7,451,441	7,167,414
First Horizon Alternative Mortgage Securities Trust:
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021	213,055	213,302
Series 2004-AA1, Class A1, 2.219%, 06/25/2034	10,885,313	10,661,119
Series 2005-AA2, Class 2A1, 2.258%, 04/25/2035	5,495,084	5,404,514
Series 2006-FA8, Class 2A1, 5.750%, 02/25/2037 §	729,130	630,893
GSR Mortgage Loan Trust:
Series 2004-15F, Class 5A1, 5.500%, 01/25/2020	1,250,937	1,281,348
Series 2005-3F, Class 2A4, 6.000%, 03/25/2035	7,037,630	7,265,755
Series 2005-AR2, Class 2A1, 2.684%, 04/25/2035	9,136,723	9,070,856
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020	2,245,020	2,230,560
Series 2006-A1, Class 2A1, 2.486%, 03/25/2036	164,953	133,034
Series 2006-S3, Class A3A, 6.000%, 08/25/2036 §	1,325,136	1,242,095
Series 2007-S1, Class A1, 0.454%, 04/25/2047	11,690,947	10,530,282
J.P. Morgan Mortgage Trust:
Series 2006-S3, Class 2A3, 5.000%, 08/25/2021	361,429	359,732
Series 2006-A2, Class 2A1, 2.757%, 04/25/2036 §	3,612,568	3,285,851
Series 2006-A2, Class 3A3, 5.050%, 04/25/2036 §	4,323,652	4,034,788
Series 2006-A7, Class 2A2, 2.539%, 01/25/2037 §	5,315,928	4,830,148
Series 2006-A7, Class 2A4R, 2.539%, 01/25/2037 §	3,919,283	3,561,131
Series 2007-A2, Class 2A3, 2.533%, 04/25/2037	10,274,218	9,163,360
Series 2007-A4, Class 2A3, 2.773%, 06/25/2037	11,605,784	10,623,772
MASTR Alternative Loan Trust:
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	139,308	141,394

Series 2004-5, Class 4A1, 5.500%, 07/25/2019	412,724	428,183
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	837,053	866,128
Series 2003-5, Class 6A1, 6.000%, 08/25/2033	62,407	66,483
Series 2004-2, Class 2A1, 6.000%, 02/25/2034	5,936,712	6,476,347
Series 2004-8, Class 2A1, 6.000%, 09/25/2034	4,985,189	5,103,159
Series 2005-6, Class 1A5, 5.500%, 12/25/2035	5,952,344	5,287,313
Merrill Lynch Mortgage Investors Trust,
Series 2004-F, Class A1B, 0.794%, 12/25/2029	18,191,868	17,490,717
RALI Series Trust:
Series 2004-QS3, Class CB, 5.000%, 03/25/2019	1,525,749	1,562,296
Series 2004-QS13, Class CB, 5.000%, 09/25/2019	1,350,702	1,377,748
Series 2004-QS5, Class A5, 4.750%, 04/25/2034	6,782	6,933
Series 2004-QS16, Class 1A1, 5.500%, 12/25/2034	3,980,948	4,053,326
Series 2005-QS2, Class A1, 5.500%, 02/25/2035	486,806	487,781
Series 2005-QS5, Class A1, 0.574%, 04/25/2035 §	4,963,836	3,727,528
Series 2005-QS9, Class A2, 0.674%, 06/25/2035 §	2,394,518	1,924,642
Series 2005-QS11, Class A2, 0.674%, 07/25/2035	8,736,066	7,389,061
Sequoia Mortgage Trust,
Series 2013-6, Class A2, 3.000%, 05/25/2043	17,907,268	17,725,402
Structured Asset Securities Corp.,
Series 2003-31A, Class 2A7, 2.435%, 10/25/2033	3,703,583	3,641,055
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035	478,921	504,345
WaMu Mortgage Pass-Through Certificates:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	61,453	62,965
Series 2004-CB2, Class 5A, 5.000%, 07/25/2019	57,551	58,706
Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	127,191	130,691
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	37,713	39,490
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	175,808	183,242
Series 2004-CB3, Class 1A, 6.000%, 10/25/2034	9,717,695	10,341,727
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	7,565,859	8,256,811
Series 2005-3, Class 1CB3, 0.624%, 05/25/2035	12,014,189	9,558,669
Series 2005-6, Class 2A4, 5.500%, 08/25/2035 §	16,423,448	15,770,124
Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A4, 6.000%, 03/25/2037 §	113,703	97,428
Wells Fargo Mortgage Backed Securities:
Series 2005-AR16, Class 4A2, 2.613%, 10/25/2035	7,782,568	7,787,331
Series 2006-AR14, Class 2A3, 2.617%, 10/25/2036 §	7,277,395	6,745,083
		397,730,432	4.9%
Asset Backed Securities
ABFC Trust,
Series 2006-OPT1, Class A3C2, 0.324%, 09/25/2036	13,451,306	11,579,974
Accredited Mortgage Loan Trust:
Series 2005-4, Class A2D, 0.494%, 12/25/2035 * @	15,233,903	14,482,125
Series 2007-1, Class A3, 0.304%, 02/25/2037	3,269,062	3,105,511
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP1, Class A2C, 0.324%, 04/25/2036	18,127,576	17,082,974
AMRESCO Residential Securities Corp Mortgage Loan Trust,
Series 1998-2, Class A6, 6.405%, 12/25/2027	3,647	3,565
Banc of America Funding Trust,
Series 2005-C, Class A1, 0.416%, 05/20/2035	18,217,186	16,840,550
Bayview Financial Acquisition Trust,
Series 2007-A, Class 1A2, 6.205%, 05/28/2037	760,671	802,728
Bayview Financial Mortgage Pass-Through Trust,
Series 2007-B, Class 1A2, 6.831%, 08/28/2047	150,000	134,766
Bear Stearns Asset Backed Securities I Trust:
Series 2006-HE8, Class 21A2, 0.344%, 10/25/2036	13,715,639	12,966,929
Series 2007-HE5, Class 1A2, 0.354%, 06/25/2047	16,545,636	15,971,502
Carrington Mortgage Loan Trust:
Series 2005-FRE1, Class A6, 0.554%, 12/25/2035	22,631,687	21,793,364
Series 2006-NC1, Class A3, 0.384%, 01/25/2036	9,085,555	8,732,236
Series 2006-OPT1, Class A3, 0.354%, 02/25/2036	11,782,669	11,408,110
Series 2006-NC2, Class A2, 0.264%, 06/25/2036	5,715,669	5,636,484
Series 2007-FRE1, Class A2, 0.374%, 02/25/2037	43,368,598	39,692,372
Series 2007-HE1, Class A1, 0.274%, 06/25/2037	394,436	393,110
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	6,100,000	8,514,020

Citicorp Residential Mortgage Trust,
Series 2006-3, Class A4, 5.703%, 11/25/2036	4,512,789	4,726,772
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-WFH3, Class A3, 0.324%, 10/25/2036	112,102	112,038
Series 2007-WFH1, Class A3, 0.324%, 01/25/2037	6,374,158	6,255,713
Conseco Financial Corp.:
Series 1993-4, Class A5, 7.050%, 01/15/2019	3,159	3,232
Series 1997-4, Class A5, 6.880%, 02/15/2029	8,576	8,745
Series 1998-3, Class A5, 6.220%, 03/01/2030	371,968	393,022
Series 1998-4, Class A5, 6.180%, 04/01/2030	163,301	175,016
Countrywide Asset-Backed Certificates:
Series 2005-1, Class AF4, 5.147%, 02/25/2033	462,396	464,154
Series 2004-12, Class AF6, 4.634%, 03/25/2035	428,422	434,704
Series 2004-15, Class AF6, 4.613%, 04/25/2035	381,289	383,484
Series 2005-7, Class AF6, 4.693%, 10/25/2035	1,137,425	1,131,770
Series 2005-11, Class AF3, 4.778%, 02/25/2036	1,296,304	1,315,695
Series 2005-10, Class AF6, 4.783%, 02/25/2036	2,818,850	2,792,970
Series 2005-13, Class 3AV3, 0.421%, 04/25/2036	2,887,416	2,861,231
Series 2005-13, Class AF3, 5.020%, 04/25/2036	1,325,107	1,191,616
Series 2006-S9, Class A3, 5.728%, 08/25/2036	135,877	135,927
Series 2006-13, Class 1AF3, 4.878%, 01/25/2037 §	143,289	176,103
Series 2006-10, Class 1AF3, 4.968%, 09/25/2046 §	1,218,518	940,396
Series 2006-9, Class 1AF3, 5.225%, 10/25/2046 §	508,762	456,731
Series 2007-4, Class A3, 5.581%, 04/25/2047 §	518,065	428,503
Credit-Based Asset Servicing and Securitization LLC,
Series 2005-CB8, Class AF2, 4.190%, 12/25/2035	1,509,966	1,494,536
CWHEQ Home Equity Loan Trust,
Series 2007-S1, Class A6, 5.693%, 11/25/2036	64,952	62,547
GE Capital Mortgage Services Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	1,340	1,349
GSAA Home Equity Trust,
Series 2004-6, Class A1, 0.974%, 06/25/2034	5,493,969	5,336,440
Home Equity Asset Trust,
Series 2006-4, Class 2A3, 0.344%, 08/25/2036	886,462	869,562
HSI Asset Securitization Corp. Trust:
Series 2006-OPT4, Class 2A3, 0.334%, 03/25/2036	6,648,343	6,122,166
Series 2007-WF1, Class 2A3, 0.344%, 05/25/2037	21,180,394	20,526,217
J.P. Morgan Mortgage Acquisition Trust:
Series 2007-CH1, Class AV5, 0.411%, 11/25/2036	10,000,000	9,591,020
Series 2007-CH3, Class A3, 0.324%, 03/25/2037	12,689,924	12,507,849
Long Beach Mortgage Loan Trust,
Series 2006-WL2, Class 2A3, 0.374%, 01/25/2036	2,570,197	2,475,184
Luminent Mortgage Trust,
Series 2005-1, Class A1, 0.434%, 11/25/2035	19,289,753	17,218,303
MASTR Asset Backed Securities Trust,
Series 2006-NC1, Class A4, 0.474%, 01/25/2036	7,175,000	6,875,889
Morgan Stanley Capital I Inc. Trust:
Series 2006-HE1, Class A3, 0.354%, 01/25/2036	2,142,578	2,132,002
Series 2006-NC2, Class A2C, 0.354%, 02/25/2036	315,843	315,418
Morgan Stanley Home Equity Loan Trust,
Series 2006-2, Class A3, 0.344%, 02/25/2036	3,830,782	3,809,214
MortgageIT Trust,
Series 2005-5, Class A1, 0.434%, 12/25/2035	10,982,714	10,001,002
Nationstar Home Equity Loan Trust:
Series 2006-B, Class AV3, 0.344%, 09/25/2036	3,228,725	3,224,091
Series 2007-C, Class 2AV2, 0.304%, 06/25/2037	18,903,804	18,192,700
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	24,634	25,234
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-4, Class A3, 0.434%, 11/25/2035	425,794	420,733
RAMP Series Trust:
Series 2002-RS3, Class AI5, 5.572%, 06/25/2032	2,786,462	2,770,231
Series 2003-RS10, Class AI7, 4.850%, 11/25/2033	25,071	25,217
Series 2004-RS4, Class AI6, 5.072%, 04/25/2034	1,702,462	1,740,588
Series 2006-NC2, Class A2, 0.364%, 02/25/2036	4,028,451	3,925,814
RASC Series Trust:
Series 2003-KS5, Class AI6, 3.620%, 07/25/2033	40,812	39,638

Series 2003-KS9, Class AI6, 4.710%, 11/25/2033	75,316	72,668
Series 2006-EMX2, Class A2, 0.374%, 02/25/2036	7,104,096	7,005,747
Renaissance Home Equity Loan Trust:
Series 2005-1, Class AF6, 4.970%, 05/25/2035	112,592	114,237
Series 2005-2, Class AF6, 4.781%, 08/25/2035	5,497,859	5,637,741
Series 2005-3, Class AF3, 4.814%, 11/25/2035	1,705,957	1,727,158
Series 2006-2, Class AF3, 5.797%, 08/25/2036	16,433,035	10,615,888
Series 2006-3, Class AF2, 5.580%, 11/25/2036	10,843,116	6,674,437
Series 2007-1, Class AF2, 5.512%, 04/25/2037	485,484	258,998
Series 2007-1, Class AF3, 5.612%, 04/25/2037	291,291	158,188
Series 2007-2, Class AF2, 5.675%, 06/25/2037	1,471,558	755,770
Soundview Home Loan Trust:
Series 2005-OPT4, Class 2A3, 0.434%, 12/25/2035	11,394,443	11,188,671
Series 2006-OPT4, Class 2A3, 0.324%, 06/25/2036	7,258,573	6,713,875
Series 2006-OPT5, Class 2A3, 0.324%, 07/25/2036	19,688,435	17,160,459
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 0.844%, 10/25/2035	4,059,287	3,947,535
Springleaf Mortgage Loan Trust,
Series 2012-2A, Class A, 2.220%, 10/25/2057 (Acquired 07/31/2012, Cost $2,437,344) *	2,437,620	2,445,155
		417,707,613	5.1%
Commercial Mortgage Backed Securities
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	14,289,367	14,357,642
CD Commercial Mortgage Trust,
Series 2005-CD1, Class A4, 5.225%, 07/15/2044	17,001,467	17,082,666
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class A3, 3.753%, 03/10/2047	5,000,000	5,352,185
COMM Mortgage Trust:
Series 2005-C6, Class A5A, 5.116%, 06/10/2044	8,948,980	8,991,363
Series 2012-CR1, Class A3, 3.391%, 05/15/2045	25,842,000	27,471,700
Series 2013-CR9, Class A3, 4.022%, 07/10/2045	19,000,000	20,892,533
Series 2012-CR2, Class A4, 3.147%, 08/15/2045	30,063,000	31,507,557
Series 2014-CR18, Class A4, 3.550%, 07/15/2047	5,000,000	5,315,010
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C5, Class A4, 5.100%, 08/15/2038	7,633,361	7,654,009
DBUBS Mortgage Trust,
Series 2011-LC3A, Class A4, 4.551%, 08/10/2044	2,275,000	2,568,875
GE Capital Commercial Mortgage Corp.,
Series 2005-C4, Class A4, 5.322%, 11/10/2045	12,795,000	12,933,621
GMAC Commercial Mortgage Securities Inc Trust,
Series 2004-C2, Class A4, 5.301%, 08/10/2038	47,561	47,605
GS Mortgage Securities Corp II,
Series 2012-GCJ9, Class A3, 2.773%, 11/10/2045	40,164,000	40,982,984
GS Mortgage Securities Trust:
Series 2011-GC5, Class A4, 3.707%, 08/10/2044	13,729,873	14,823,718
Series 2014-GC20, Class AAB, 3.655%, 04/10/2047	14,500,000	15,574,914
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
Series 2012-LC9, Class ASB, 2.437%, 12/15/2047	3,450,000	3,497,562
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	21,659,792	21,741,038
Series 2013-LC11, Class A4, 2.694%, 04/15/2046	10,150,000	10,218,503
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	22,075,000	22,681,069
Series 2013-C10, Class ASB, 2.702%, 12/15/2047	19,900,000	20,370,575
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C17, Class A3, 3.928%, 01/15/2047	23,700,000	25,950,813
Series 2014-C25, Class A5, 3.672%, 11/15/2047	24,000,000	25,684,896
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/15/2045	27,800,000	29,095,619
Series 2012-C6, Class A4, 2.858%, 11/15/2045	30,160,000	30,923,470
Series 2013-C10, Class A3, 3.968%, 07/15/2046	31,290,000	34,566,251
Series 2013-C11, Class A3, 3.960%, 08/15/2046	19,100,000	21,021,536
Morgan Stanley Capital I Trust,
Series 2005-HQ7, Class A4, 5.204%, 11/14/2042	15,515,778	15,658,911
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4, 5.271%, 12/15/2044	16,921,204	17,129,165
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class A3, 3.986%, 07/15/2046	13,600,000	14,909,490

Series 2015-C26, Class ASB, 2.991%, 02/15/2048	12,000,000	12,345,492
WFRBS Commercial Mortgage Trust:
Series 2013-C11, Class A5, 3.071%, 03/15/2045	12,000,000	12,467,520
Series 2012-C6, Class A4, 3.440%, 04/15/2045	19,016,000	20,266,568
Series 2013-C18, Class A4, 3.896%, 12/15/2046	21,950,000	24,040,562
Series 2014-C24, Class A5, 3.607%, 11/15/2047	20,000,000	21,329,880
Series 2014-C23, Class ASB, 3.636%, 10/15/2057	10,500,000	11,274,459
		620,729,761	7.6%
Total Long-Term Investments (Cost $7,814,741,398)		7,954,955,235	97.5%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Cash Advantage Fund, 0.06% «	321,779,284	321,779,284
Short-Term Investments Trust - Liquid Assets Portfolio, 0.08% «	159,000,000	159,000,000
Total Short-Term Investments (Cost $480,779,284)		480,779,284	5.9%

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Investment Companies
Mount Vernon Securities Lending Trust Prime Portfolio, 0.24% «	206,013,284	206,013,284
Total Investment Companies (Cost $206,013,284)		206,013,284	2.5%

Total Investments Purchased With Cash Proceeds From
Securities Lending (Cost $206,013,284)		206,013,284	2.5%
Total Investments (Cost $8,501,533,966)		8,641,747,803	105.9%
Liabilities in Excess of Other Assets		(478,313,338)	(5.9)%
TOTAL NET ASSETS		$8,163,434,465	100.0%

Notes to Schedule of Investments
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or or may extend only to qualified institutional buyers.  At March 31, 2015, the value of these securities total $1,132,631,431, which represents 13.87% of total net assets.

**	Illiquid Security
@	This security or portion of this security is out on loan at March 31, 2015.
f	Foreign Security
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.

Baird Core Plus Bond Fund
Schedule of Investments, March 31, 2015 (Unaudited)
Summary of Fair Value Exposure at March 31, 2015 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1	-	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2	-
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3	-	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Securities	$-	$918,519,512	$-	$918,519,512
Corporate Bonds	-	3,790,578,614	16,461	3,790,595,075
Other Government Related Securities	-	150,131,582	-	150,131,582
Taxable Municipal Bonds	-	88,752,336	-	88,752,336
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	1,570,788,924		1,570,788,924
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	397,730,432	-	397,730,432
Asset Backed Securities	-	417,707,613	-	417,707,613
Commercial Mortgage-Backed Securities	-	620,729,761	-	620,729,761
Total Fixed Income	-	7,954,938,774	16,461	7,954,955,235

Short-Term Investments
Money Market Mutual Funds	480,779,284	-	-	480,779,284
Total Short-Term Investments	480,779,284	-	-	480,779,284

Investments Purchased with Cash
Proceeds from Securities Lending
Investment Companies	206,013,284	-	-	206,013,284
Total Investments Purchased with
Cash Proceeds from Securities Lending	206,013,284	-	-	206,013,284

Total Investments	$686,792,568	$7,954,938,774	$16,461	$8,641,747,803

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.  There was one transfer between Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.  One security that had been priced by the Fund's pricing vendor began to be priced by the Valuation Committee using Level 3 inputs and transferred from Level 2 to Level 3.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2014	$17,092
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(631)
Purchases	-
Sales	-
Transfers in and/or out of Level 3 *	-
Balance as of March 31, 2015	$16,461

* Transfers between levels are recognized at the end of the reporting period.

Baird LargeCap Fund
Schedule of Investments
March 31, 2015 (Unaudited)

			% of
	Shares	Value	Net Assets
COMMON STOCKS
Aerospace & Defense
The Boeing Company	1,125	$168,840	0.4%
General Dynamics Corporation	3,133	425,242	1.1%
Northrop Grumman Corporation	1,249	201,039	0.5%
Raytheon Company	799	87,291	0.2%
		882,412	2.2%
Airlines
Alaska Air Group, Inc.	5,465	361,674	0.9%
Southwest Airlines Co.	13,503	598,183	1.5%
United Continental Holdings, Inc. *	2,986	200,808	0.5%
		1,160,665	2.9%
Auto Components
Autoliv, Inc.	736	86,679	0.2%
Automobiles
Ford Motor Company	42,321	683,061	1.7%
Harley-Davidson, Inc.	7,491	455,003	1.1%
		1,138,064	2.8%
Banks
Bank of America Corporation	9,691	149,145	0.4%
Fifth Third Bancorp	7,272	137,077	0.3%
Huntington Bancshares Incorporated	24,981	276,040	0.7%
U.S. Bancorp	13,088	571,553	1.4%
Wells Fargo & Company	9,296	505,702	1.2%
		1,639,517	4.0%
Beverages
The Coca-Cola Company	7,937	321,845	0.8%
Dr Pepper Snapple Group, Inc.	2,523	198,005	0.5%
PepsiCo, Inc.	9,664	924,072	2.2%
		1,443,922	3.5%
Biotechnology
Amgen Inc.	3,833	612,705	1.5%
Biogen Inc. *	527	222,521	0.5%
Celgene Corporation *	4,464	514,610	1.3%
		1,349,836	3.3%
Building Products
Masco Corporation	17,866	477,022	1.2%
Capital Markets
Ameriprise Financial, Inc.	5,268	689,265	1.7%
The Blackstone Group L.P.	19,897	773,795	1.9%
		1,463,060	3.6%
Chemicals
Celanese Corporation	4,205	234,891	0.6%
The Dow Chemical Company	4,541	217,877	0.5%
CF Industries Holdings, Inc.	2,123	602,253	1.5%
LyondellBasell Industries N.V. - Class A f	5,543	486,676	1.2%
		1,541,697	3.8%
Communications Equipment
Harris Corporation	1,013	79,784	0.2%
Consumer Finance
American Express Company	5,684	444,034	1.1%
Capital One Financial Corporation	4,893	385,666	0.9%
Discover Financial Services	11,951	673,439	1.7%
Synchrony Financial *	2,592	78,667	0.2%
		1,581,806	3.9%
Containers & Packaging
Ball Corporation	3,983	281,359	0.7%
Crown Holdings, Inc. *	1,563	84,433	0.2%
		365,792	0.9%
Diversified Financial Services
Moody's Corporation	8,928	926,726	2.3%
Diversified Telecommunication Services
AT&T Inc.	9,226	301,229	0.7%
CenturyLink, Inc.	2,078	71,795	0.2%
		373,024	0.9%

Electric Utilities
Entergy Corporation	1,042	80,745	0.2%
Electrical Equipment
Rockwell Automation, Inc.	637	73,886	0.2%
Electronic Equipment, Instruments & Components
Corning Incorporated	15,274	346,414	0.9%
Energy Equipment & Services
Halliburton Company	4,725	207,333	0.5%
Schlumberger Limited f	738	61,579	0.1%
Seadrill Ltd f	2,873	26,862	0.1%
		295,774	0.7%
Food & Staples Retailing
The Kroger Co.	9,254	709,412	1.8%
Food Products
Archer-Daniels-Midland Company	6,919	327,961	0.8%
Bunge Limited f	3,747	308,603	0.7%
General Mills, Inc.	1,540	87,164	0.2%
Tyson Foods, Inc.	1,804	69,093	0.2%
		792,821	1.9%
Health Care Equipment & Supplies
Baxter International Inc.	1,018	69,733	0.2%
Becton, Dickson and Company	5,899	847,037	2.1%
C.R. Bard, Inc.	4,774	798,929	2.0%
Edwards Lifesciences Corporation *	2,708	385,782	0.9%
Medtronic PLC f	8,646	674,302	1.6%
Varian Medical Systems, Inc. *	935	87,974	0.2%
		2,863,757	7.0%
Health Care Providers & Services
Anthem, Inc.	2,008	310,055	0.8%
Hotels, Restaurants & Leisure
Wyndham Worldwide Corporation	9,098	823,096	2.0%
Household Durables
PulteGroup, Inc.	11,747	261,136	0.6%
Household Products
The Clorox Company	762	84,117	0.2%
Energizer Holdings, Inc. *	3,342	461,363	1.1%
		545,480	1.3%
Independent Power and Renewable Electricity Producers
The AES Corporation	16,921	217,435	0.5%
Insurance
Aflac, Inc.	1,197	76,620	0.2%
The Hartford Financial Services Group, Inc.	2,123	88,784	0.2%
The Progressive Corporation*	16,159	439,525	1.1%
The Travelers Companies, Inc.	1,657	179,171	0.4%
		784,100	1.9%
Internet & Catalog Retail
Expedia, Inc.	11,825	1,113,087	2.7%
Internet Software & Services
Google Inc. *	1,239	678,972	1.7%
IT Services
International Business Machines Corporation	946	151,833	0.4%
MasterCard Incorporated	2,114	182,628	0.4%
The Western Union Company	18,668	388,481	1.0%
Visa Inc.	4,268	279,170	0.7%
		1,002,112	2.5%
Life Sciences Tools & Services
Waters Corporation *	1,445	179,642	0.4%
Machinery
Caterpillar Inc.	9,990	799,500	2.0%
Deere & Company	5,439	476,946	1.2%
Illinois Tool Works, Inc.	963	93,546	0.2%
Pall Corporation	863	86,636	0.2%
		1,456,628	3.6%

Media
DISH Network Corporation - Class A *	7,339	514,170	1.3%
Gannett Co., Inc.	5,381	199,528	0.5%
Omnicom Group Inc.	2,187	170,542	0.4%
		884,240	2.2%
Multiline Retail
Kohl's Corporation	1,515	118,549	0.3%
Macy's, Inc.	2,599	168,701	0.4%
Nordstrom, Inc.	4,737	380,476	0.9%
		667,726	1.6%
Multi-Utilities
CMS Energy Corporation	5,186	181,043	0.4%
Oil, Gas & Consumable Fuels
Chevron Corporation	893	93,747	0.2%
Exxon Mobil Corporation	3,274	278,290	0.7%
Marathon Petroleum Corporation	6,152	629,903	1.5%
Phillips 66	2,744	215,679	0.5%
Tesoro Corporation	4,734	432,167	1.1%
Valero Energy Corporation	1,342	85,378	0.2%
		1,735,164	4.2%
Pharmaceuticals
AbbVie Inc.	16,837	985,638	2.4%
Eli Lilly and Company	1,298	94,300	0.3%
Johnson & Johnson	2,343	235,706	0.6%
Pfizer Inc.	2,654	92,332	0.2%
		1,407,976	3.5%
Real Estate Investment Trusts (REITs)
American Capital Agency Corporation	7,341	156,584	0.4%
Road & Rail
Hertz Global Holdings, Inc. *	2,692	58,363	0.2%
Union Pacific Corporation	1,963	212,612	0.5%
		270,975	0.7%
Semiconductors & Semiconductor Equipment
Intel Corporation	30,387	950,202	2.3%
KLA-Tencor Corporation	3,889	226,690	0.6%
Linear Technology Corporation	1,719	80,449	0.2%
Maxim Integrated Products, Inc.	9,631	335,255	0.8%
Microchip Technology Incorporated	1,696	82,934	0.2%
Micron Technology, Inc. *	10,666	289,369	0.7%
NXP Semiconductors N.V. * f	3,658	367,117	0.9%
		2,332,016	5.7%
Software
Citrix Systems, Inc. *	3,577	228,463	0.6%
Electronic Arts Inc. *	3,404	200,207	0.5%
Microsoft Corporation	5,571	226,489	0.5%
Oracle Corporation	23,435	1,011,220	2.5%
		1,666,379	4.1%
Specialty Retail
Foot Locker, Inc.	1,401	88,263	0.2%
The Gap, Inc.	2,190	94,892	0.3%
Lowe's Companies, Inc.	1,230	91,500	0.2%
		274,655	0.7%
Technology Hardware, Storage & Peripherals
Apple Inc.	4,062	505,435	1.2%
Hewlett-Packard Company	24,721	770,306	1.9%
NetApp, Inc.	8,250	292,545	0.7%
SanDisk Corporation	8,393	533,963	1.3%
Seagate Technology Public Limited Company f	8,604	447,666	1.1%
Western Digital Corporation	851	77,449	0.2%
		2,627,364	6.4%
TOTAL COMMON STOCKS (Cost $35,916,499)		39,248,680	96.3%

CONTINGENT VALUE RIGHTS
Contingent Value Rights
Safeway CASA LEY CVR *^+	2,216	2,249	0.0%
Safeway PDC LLC CVR *^+	2,216	108	0.0%
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		2,357	0.0%

EXCHANGE TRADED FUND
Exchange Traded Fund
SPDR S&P 500	3,421	706,197	1.7%
TOTAL EXCHANGE TRADED FUNDS (Cost $723,268)		706,197	1.7%

SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.06% «	30,470	30,470	0.1%
Short-Term Investments Trust - Liquid Assets Portfolio, 0.08% «	800,000	800,000	2.0%
TOTAL SHORT-TERM INVESTMENTS (Cost $830,470)		830,470	2.1%

Total Investments (Cost $37,470,237)		40,787,704	100.1%
Liabilities in Excess of Other Assets		(20,753)	(0.1)%
TOTAL NET ASSETS		$40,766,951	100.0%

Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield
^	Illiquid Security
+	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors.

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird LargeCap Fund
Schedule of Investments, March 31, 2015 (Unaudited)
Summary of Fair Value Exposure at March 31, 2015 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1	-	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2	-
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3	-	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$39,248,680	$-	$-	$39,248,680
Total Equity	39,248,680	-	-	39,248,680

Contingent Value Rights
Contingent Value Rights			2,357	2,357
Total Contingent Value Rights			2,357	2,357

Exchange Traded Fund
Exchange Traded Fund	706,197	-	-	706,197
Total Exchange Traded Fund	706,197	-	-	706,197

Short-Term Investments
Money Market Mutual Funds	830,470	-	-	830,470
Total Short-Term Investments	830,470	-	-	830,470

Total Investments*	$40,785,347	$-	$2,357	$40,787,704

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  Two securities with a fair value of $2,357 were acquired during the period as a result of a corporate action (transferred from Level 1 to Level 3 during the reporting period). There were no other transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  Both securities that are priced at fair value by the Valuation Committee instead of the Fund’s pricing vendor are valued using level 3 inputs.  For purposes of the reconciliation below, these securities are being presented as transfers into Level 3.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2014	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfers in and/or out of Level 3 *	2,357
Balance as of March 31, 2015	$2,357

* Transfers between levels are recognized at the end of the reporting period.

Baird MidCap Fund
Schedule of Investments
March 31, 2015 (Unaudited)

			% of
	Shares	Value	Net Assets
COMMON STOCKS
Banks
East West Bancorp, Inc.	578,690	$23,413,797	1.8%
Building Products
AO Smith Corporation	210,740	13,837,188	1.0%
Fortune Brands Home & Security, Inc.	570,041	27,065,547	2.1%
		40,902,735	3.1%
Capital Markets
Affiliated Managers Group, Inc. *	144,459	31,026,904	2.4%
Greenhill & Co., Inc.	486,453	19,287,861	1.5%
Invesco Limited f	272,637	10,820,963	0.8%
		61,135,728	4.7%
Chemicals
Airgas, Inc.	174,281	18,492,957	1.4%
Commercial Services & Supplies
Stericycle, Inc. *	230,855	32,418,968	2.5%
Distributors
LKQ Corporation *	1,093,437	27,948,250	2.1%
Electrical Equipment
Acuity Brands, Inc.	178,645	30,040,943	2.3%
Rockwell Automation, Inc.	113,448	13,158,834	1.0%
		43,199,777	3.3%
Electronic Equipment, Instruments & Components
Trimble Navigation Limited *	654,602	16,495,970	1.3%
Energy Equipment & Services
Oceaneering International, Inc.	328,241	17,702,037	1.4%
Food & Staples Retailing
The Fresh Market, Inc. *	434,156	17,644,100	1.4%
Food Products
McCormick & Co., Inc.	284,532	21,940,262	1.7%
Mead Johnson Nutrition Company	298,452	30,003,380	2.3%
		51,943,642	4.0%
Health Care Equipment & Supplies
Globus Medical, Inc. *	498,112	12,572,347	1.0%
Health Care Providers & Services
Acadia Healthcare Company, Inc. *	310,721	22,247,624	1.7%
Envision Healthcare Holdings, Inc. *	507,974	19,480,803	1.5%
Laboratory Corporation of America Holdings *	108,862	13,726,409	1.1%
		55,454,836	4.3%
Health Care Technology
Cerner Corporation *	315,771	23,133,384	1.8%
Hotels, Restaurants & Leisure
Buffalo Wild Wings, Inc. *	118,607	21,496,333	1.6%
Household Products
Church & Dwight Co., Inc.	323,901	27,667,623	2.1%
Internet & Catalog Retail
HomeAway, Inc. *	676,228	20,401,799	1.6%
Internet Software & Services
Envestnet, Inc. *	345,427	19,371,546	1.5%
IT Services
Alliance Data Systems Corporation *	100,189	29,680,991	2.3%
Fiserv, Inc. *	315,647	25,062,372	1.9%
Gartner, Inc. *	315,996	26,496,265	2.0%
Genpact Ltd. * f	660,974	15,367,645	1.2%
		96,607,273	7.4%
Leisure Products
Hasbro, Inc.	351,861	22,251,690	1.7%
Polaris Industries, Inc.	159,745	22,540,019	1.7%
		44,791,709	3.4%
Life Sciences Tools & Services
ICON Public Limited Company * f	283,647	20,005,623	1.5%
Illumina, Inc. *	61,112	11,344,832	0.9%
		31,350,455	2.4%
Machinery
The Middleby Corporation *	216,404	22,213,870	1.7%
Trinity Industries, Inc.	551,545	19,585,363	1.5%
WABCO Holdings, Inc. *	240,810	29,590,733	2.3%
		71,389,966	5.5%

Oil, Gas & Consumable Fuels
Concho Resources, Inc. *	191,345	22,180,712	1.7%
Southwestern Energy Company *	734,045	17,022,504	1.3%
		39,203,216	3.0%
Pharmaceuticals
Akorn, Inc. *	216,315	10,277,126	0.8%
Pacira Pharmaceuticals, Inc. *	100,425	8,922,761	0.7%
Perrigo Company PLC f	164,053	27,158,974	2.1%
		46,358,861	3.6%
Road & Rail
J.B. Hunt Transport Services, Inc.	310,558	26,520,100	2.0%
Semiconductors & Semiconductor Equipment
Integrated Device Technology, Inc. *	1,249,663	25,018,253	1.9%
Skyworks Solutions, Inc.	250,041	24,576,530	1.9%
		49,594,783	3.8%
Software
ANSYS, Inc. *	174,764	15,412,437	1.2%
Fortinet, Inc. *	789,144	27,580,583	2.1%
ServiceNow, Inc. *	203,416	16,025,112	1.2%
The Ultimate Software Group, Inc. *	143,626	24,409,957	1.9%
		83,428,089	6.4%
Specialty Retail
Burlington Stores, Inc. *	292,829	17,399,899	1.3%
Dick's Sporting Goods, Inc.	218,541	12,454,652	1.0%
O'Reilly Automotive, Inc. *	165,350	35,755,284	2.7%
Ross Stores, Inc.	232,161	24,460,483	1.9%
Tiffany & Co.	259,512	22,839,651	1.8%
Tractor Supply Company	358,194	30,467,982	2.3%
Urban Outfitters, Inc. *	307,631	14,043,355	1.1%
		157,421,306	12.1%
Technology Hardware, Storage & Peripherals
Stratasys Ltd. * f	212,258	11,202,977	0.9%
Textiles, Apparel & Luxury Goods
Under Armour, Inc. - Class A *	259,024	20,916,188	1.6%
Trading Companies & Distributors
Fastenal Company	441,973	18,313,151	1.4%
United Rentals, Inc. *	165,694	15,104,665	1.2%
Watsco, Inc.	154,719	19,448,179	1.5%
		52,865,995	4.1%
TOTAL COMMON STOCKS (Cost $1,075,703,572)		1,263,046,747	97.1%

SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.06% «	21,888,883	21,888,883	1.7%
Short-Term Investments Trust - Liquid Assets Portfolio, 0.08% «	25,000,000	25,000,000	1.9%
TOTAL SHORT-TERM INVESTMENTS (Cost $46,888,883)		46,888,883	3.6%

Total Investments (Cost $1,122,592,455)		1,309,935,630	100.7%
Liabilities in Excess of Other Assets		(9,468,544)	(0.7)%
TOTAL NET ASSETS		$1,300,467,086	100.0%

Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird MidCap Fund
Schedule of Investments, March 31, 2015 (Unaudited)
Summary of Fair Value Exposure at March 31, 2015 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1	-	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2	-
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3	-	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$1,263,046,747	$-	$-	$1,263,046,747
Total Equity	1,263,046,747	-	-	1,263,046,747

Short-Term Investments
Money Market Mutual Funds	46,888,883	-	-	46,888,883
Total Short-Term Investments	46,888,883	-	-	46,888,883

Total Investments*	$1,309,935,630	$-	$-	$1,309,935,630

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird SmallCap Value Fund
Schedule of Investments
March 31, 2015 (Unaudited)

			% of
	Shares	Value	Net Assets
COMMON STOCKS
Aerospace & Defense
Hexcel Corporation	12,107	$622,542	2.4%
Auto Components
Drew Industries, Inc. *	4,937	303,823	1.2%
Motorcar Parts of America, Inc. *	36,140	1,004,331	3.8%
		1,308,154	5.0%
Banks
Hilltop Holdings, Inc. *	36,519	709,929	2.7%
PrivateBancorp, Inc.	20,102	706,987	2.7%
Texas Capital Bancshares, Inc. *	9,632	468,597	1.8%
		1,885,513	7.2%
Building Products
Patrick Industries, Inc. *	4,367	271,933	1.0%
Capital Markets
Diamond Hill Investment Group, Inc.	5,391	862,560	3.3%
Commercial Services & Supplies
Deluxe Corporation	5,815	402,863	1.5%
Construction & Engineering
Quanta Services, Inc. *	18,121	516,992	2.0%
Consumer Finance
Encore Capital Group, Inc. *	11,976	498,082	1.9%
PRA Group, Inc. *	9,224	501,048	1.9%
		999,130	3.8%
Diversified Consumer Services
Steiner Leisure Limited * f	8,437	399,914	1.5%
Electric Utilities
UIL Holdings Corporation	13,616	700,135	2.7%
Electrical Equipment
Generac Holdings, Inc. *	10,321	502,529	1.9%
Electronic Equipment, Instruments & Components
Knowles Corporation *	28,826	555,477	2.2%
Methode Electronics, Inc.	16,735	787,214	3.0%
		1,342,691	5.2%
Energy Equipment & Services
Pacific Drilling SA * f	56,960	221,574	0.9%
Food Products
Pinnacle Foods, Inc.	27,075	1,104,931	4.2%
Gas Utilities
South Jersey Industries, Inc.	8,523	462,628	1.8%
Health Care Equipment & Supplies
Alere, Inc. *	8,178	399,904	1.5%
ICU Medical, Inc. *	6,991	651,142	2.5%
		1,051,046	4.0%
Internet & Catalog Retail
Lands' End, Inc. *	22,941	823,123	3.2%
Internet Software & Services
j2 Global, Inc.	11,095	728,720	2.8%
Oil, Gas & Consumable Fuels
Dorian LPG Ltd. * f	27,386	356,839	1.4%
Navigator Holdings Limited * f	20,547	392,448	1.5%
Targa Resources Corporation	7,016	672,063	2.6%
		1,421,350	5.5%
Real Estate Investment Trusts (REITs)
BioMed Realty Trust, Inc.	23,229	526,369	2.0%
Blackstone Mortgage Trust, Inc.	22,519	638,864	2.5%
Capstead Mortgage Corporation	29,275	344,567	1.3%
DiamondRock Hospitality Company	44,186	624,348	2.4%
Hatteras Financial Corporation	19,659	357,007	1.4%
Hersha Hospitality Trust	71,189	460,593	1.8%
LTC Properties, Inc.	20,083	923,818	3.5%
		3,875,566	14.9%

Road & Rail
Universal Truckload Services, Inc.	25,629	645,338	2.5%
Semiconductors & Semiconductor Equipment
Integrated Device Technology, Inc. *	56,708	1,135,294	4.4%
Qorvo, Inc. *	14,520	1,157,244	4.4%
Synaptics, Inc. *	7,905	642,716	2.5%
		2,935,254	11.3%
Specialty Retail
Lithia Motors, Inc.	5,914	587,911	2.3%
Thrifts & Mortgage Finance
Bofi Holding, Inc. *	9,151	851,409	3.3%
Capitol Federal Financial, Inc.	19,851	248,138	0.9%
		1,099,547	4.2%
TOTAL COMMON STOCKS (Cost $20,337,823)		24,771,944	95.1%

SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.06% «	701,220	701,220	2.7%
Short-Term Investments Trust - Liquid Assets Portfolio, 0.08% «	500,000	500,000	1.9%
TOTAL SHORT-TERM INVESTMENTS (Cost $1,201,220)		1,201,220	4.6%

Total Investments (Cost $21,539,043)		25,973,164	99.7%
Other Assets in Excess of Liabilities		68,334	0.3%
TOTAL NET ASSETS		$26,041,498	100.0%

Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird SmallCap Value Fund
Schedule of Investments, March 31, 2015 (Unaudited)
Summary of Fair Value Exposure at March 31, 2015 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1	-	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2	-
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3	-	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$24,771,944	$-	$-	$24,771,944
Total Equity	24,771,944	-	-	24,771,944

Short-Term Investments
Money Market Mutual Funds	1,201,220	-	-	$1,201,220
Total Short-Term Investments	1,201,220	-	-	1,201,220

Total Investments*	$25,973,164	$-	$-	$25,973,164

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

The cost basis of investments and assets relating to securities lending for federal income tax purposes at March 31, 2015 was as follows:

	Baird Ultra Short Bond Fund	Baird Short-Term Bond Fund	Baird Intermediate Bond Fund	Baird Intermediate Municipal Bond Fund	Baird Aggregate Bond Fund	Baird Core Plus Bond Fund
Cost of investments	$138,920,378	$2,911,775,180	$1,782,557,374	$1,098,459,506	$4,720,220,922	$8,501,533,967
Gross unrealized appreciation	$155,088	$17,737,390	$39,132,244	$49,179,288	$126,775,599	$182,738,213
Gross unrealized depreciation	(209,746)	(11,811,391)	(5,214,614)	(3,179,185)	(16,732,176)	(42,524,376)
Net unrealized appreciation (depreciation)	$(54,658)	$5,925,999	$33,917,630	$46,000,103	$110,043,423	$140,213,837

	Baird LargeCap Fund	Baird MidCap Fund	Baird SmallCap Value Fund
Cost of investments	$37,470,238	$1,122,592,455	$21,539,043
Gross unrealized appreciation	$4,541,218	$236,248,479	$5,494,619
Gross unrealized depreciation	(1,223,752)	(48,905,304)	(1,060,498)
Net unrealized appreciation	$3,317,466	$187,343,175	$4,434,121

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days prior to the filing date of this Form N-Q.  Based on such evaluation, the Registrant’s principal executive and principal financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BAIRD FUNDS, INC.

By  /s/ Mary Ellen Stanek
      Mary Ellen Stanek, President

Date  May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By  /s/ Mary Ellen Stanek
      Mary Ellen Stanek, President

Date  May 29, 2015

By /s/ Terrance P. Maxwell
    Terrance P. Maxwell, Treasurer

Date  May 29, 2015